As filed with the Securities and Exchange Commission on September 9, 2010

Registration No. 333-168744

U.S. SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-14A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

☒ Pre-Effective Amendment No. 1

☐ Post Effective Amendment No.

(Check appropriate Box or Boxes)

Ivy Funds*

(Exact Name of Registrant as Specified in Charter)

6300 Lamar Avenue

Shawnee Mission, Kansas 66202-4200

(Address of Principal Executive Offices)

(913) 236-2000

(Area Code and Telephone Number)

Mara D. Herrington

P. O. Box 29217

Shawnee Mission, Kansas 66201-9217

(Name and address of Agent for Service)

Copies to:

Alan P. Goldberg

K&L Gates LLP

Three First National Plaza

Suite 3100

Chicago, IL 60602

Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933, as amended, or until this Registration Statement shall become effective on such date as the Commission, acting pursuant to such Section 8(a), shall determine.

Approximate Date of Proposed Public Offering: As soon as practicable after the Registration Statement becomes effective under the Securities Act of 1933.

Title of Securities Being Registered: Shares of Beneficial Interest, $0.001 par value per share.

An indefinite amount of the Registrant’s securities has been registered under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. In reliance upon such Rule, no filing fee is being paid at this time.

* On behalf of the Ivy Bond Fund

IVY FUNDS

IVY MORTGAGE SECURITIES FUND

6300 Lamar Avenue

Overland Park, Kansas 66201

Dear Shareholder:

As a shareholder of the Ivy Mortgage Securities Fund, you are invited to vote on a proposal to reorganize your Fund into the Ivy Bond Fund. Your Fund will hold a special meeting of shareholders on November 23, 2010, at 4:00 p.m., Central Time to consider the proposed reorganization. The specific details and reasons for the proposed reorganization are contained in the enclosed combined Prospectus and Proxy Statement. Please read it carefully.

After careful consideration, the Board of Trustees of Ivy Funds unanimously approved the proposal and recommends that shareholders vote “FOR” the proposal.

This special meeting will be held at 6300 Lamar Avenue, Overland Park, Kansas. While we hope you can attend this meeting, it is very important that you vote your shares at your earliest convenience. To assist with the solicitation of proxies, we have engaged Broadridge, a proxy solicitation firm. As the meeting date approaches, if you have not voted your shares you may receive a phone call from them urging you to vote your shares.

Your vote is important, regardless of the number of shares you own. It is important that we receive your vote no later than the time of the special meeting of shareholders on November 23, 2010. If you have more than one account registered in your name, you will receive a separate proxy card for each account. Please vote and return each proxy card that you receive, or take advantage of the telephonic or electronic voting procedures described in the proxy card(s). Please help your Fund avoid the expense of a follow-up mailing by voting today!

If you have any questions regarding the enclosed Combined Prospectus and Proxy Statement, please call Broadridge at 1-866-450-8470, Ivy Client Services at 1-800-777-6472 or your financial advisor.

We appreciate your participation and prompt response in these matters and thank you for your continued support.

Sincerely,

Henry J. Herrmann

President

September 10, 2010

IVY MORTGAGE SECURITIES FUND

NOTICE OF SPECIAL MEETING OF SHAREHOLDERS

TO BE HELD NOVEMBER 23, 2010

NOTICE IS HEREBY GIVEN that a Special Meeting of the shareholders of the Ivy Mortgage Securities Fund will be held at 4:00 p.m. Central Time on November 23, 2010, at 6300 Lamar Avenue, Overland Park, Kansas for these purposes:

1.	To approve an Agreement and Plan of Reorganization providing for the transfer of all of the assets of Ivy Mortgage Securities Fund to, and the assumption of all of the liabilities of the Ivy Mortgage Securities Fund by, the Ivy Bond Fund in exchange for shares of the Ivy Bond Fund and the distribution of such shares to the shareholders of the Ivy Mortgage Securities Fund in complete liquidation of the Ivy Mortgage Securities Fund.

2.	To consider and act upon any other matters that may properly come before the meeting and any adjourned session of the meeting.

Shareholders of record at the close of business on August 30, 2010, are entitled to notice of and to vote at the meeting and any adjourned session.

By order of the Board of Trustees,

Mara Herrington

Secretary

September 10, 2010

Your vote is important, regardless of the number of shares you own. You can vote easily and quickly by phone, by mail, by internet or in person. See the enclosed proxy card for instructions. Please help your Fund avoid the expense of a follow-up mailing by voting today!

Combined Prospectus and Proxy Statement

September 10, 2010

Acquisition of the Assets and Liabilities of the

IVY MORTGAGE SECURITIES FUND

c/o Ivy Funds

6300 Lamar Avenue, P.O. Box 29217

Shawnee Mission, Kansas 66201-9217

(913) 236-2000

By and in Exchange for Shares of the

IVY BOND FUND

c/o Ivy Funds

6300 Lamar Avenue, P.O. Box 29217

Shawnee Mission, Kansas 66201-9217

(913) 236-2000

This Combined Prospectus and Proxy Statement (“Prospectus/Proxy”) contains information you should know before voting on the Agreement and Plan of Reorganization (the “Plan”) relating to the proposed acquisition of the Ivy Mortgage Securities Fund (the “Mortgage Securities Fund”) by the Ivy Bond Fund (the “Bond Fund” and, together with the Mortgage Securities Fund, the “Funds”) (the “Acquisition”) at a Special Meeting of Shareholders of the Mortgage Securities Fund (the “Meeting”), which will be held at 4:00 p.m. Central Time on November 23, 2010 at 6300 Lamar Avenue, Overland Park, Kansas. The Funds each are series of Ivy Funds (the “Trust”), a registered, open-end management investment company. The investment objective of each of the Funds is to provide a high level of current income consistent with prudent investment risk. You should read this Prospectus/Proxy, which contains important information you should know, and keep it for future reference.

The Proposal in this Prospectus/Proxy relates to the proposed Acquisition. If the Acquisition of the Mortgage Securities Fund occurs, you will become a shareholder of the Bond Fund. If the Plan is approved by the shareholders of the Mortgage Securities Fund and the Acquisition occurs, the Mortgage Securities Fund will transfer all of the assets and liabilities attributable to each class of its shares to the Bond Fund in exchange for shares of a similar class of the Bond Fund with the same aggregate net asset value as the net value of the assets and liabilities transferred. After that exchange, shares of each class received by the Mortgage Securities Fund will be distributed pro rata to the Mortgage Securities Fund’s shareholders of the corresponding class.

Shareholders of the Mortgage Securities Fund are being asked to vote on the Proposal in this Prospectus/Proxy. Please review this Proposal carefully.

Please review the enclosed prospectus, which contains important information about the Funds you should know, and keep it for future reference. This document is incorporated into this Prospectus/Proxy by reference. The following documents have been filed with the Securities and Exchange Commission (the “SEC”) and are incorporated into this Prospectus/Proxy by reference:

•	The Statement of Additional Information for the Funds dated July 30, 2010.

•

Management’s Discussion of Fund Performance, the Report of the Independent Registered Public Accounting Firm and the financial statements included in the Annual Report to shareholders of the Bond Fund and the Mortgage Securities Fund dated March 31, 2010.

•	The Statement of Additional Information for the Bond Fund dated September 10, 2010 relating to this Prospectus/Proxy.

The Mortgage Securities Fund previously sent its Annual Report to its shareholders. For a free copy of this Report or any of the documents listed above, you may call 1-800-777-6472, or you may write to the Mortgage Securities Fund at the address listed on the cover of this Prospectus/Proxy. You may also obtain many of these documents by accessing the Internet site for the Mortgage Securities Fund at www.ivyfunds.com. Text-only versions of all the Mortgage Securities Fund documents can be viewed online or downloaded from the EDGAR database on the SEC’s Internet site at www.sec.gov. You can review and copy information about the Funds by visiting the SEC’s Public Reference Room, Room 1580, 100 F Street NE, Washington, D.C. 20549. You can obtain copies, upon payment of a duplicating fee, by sending an e-mail request to publicinfo@sec.gov or by writing the Public Reference Room at the address above. Information on the operations of the Public Reference Room may be obtained by calling 1.800.SEC.0330.

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus/Proxy is truthful or complete. Any representation to the contrary is a criminal offense.

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Shares of each Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal.

No person has been authorized to give any information or to make any representations other than those contained in this Prospectus/Proxy and, if given or made, such other information or representations must not be relied upon as having been authorized by the Trust.

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QUESTIONS AND ANSWERS

The following questions and answers provide an overview of the key features of the Acquisition and of the information contained in this Prospectus/Proxy. Please review the full Prospectus/Proxy prior to casting your vote.

1.	WHAT IS BEING PROPOSED?

Both the Mortgage Securities Fund and the Bond Fund are a series of the Trust. The Board of Trustees of the Trust (the “Board of Trustees”) is recommending approval of a transaction in which the Bond Fund would acquire the Mortgage Securities Fund. This means that the Bond Fund would acquire all of the assets and liabilities of the Mortgage Securities Fund in exchange for shares of the Bond Fund. The Bond Fund is a series of the Trust and has the same investment objective, and similar investment policies and generally similar investment strategies as the Mortgage Securities Fund, except as set forth in the answer to Question 4 below. Please see the answer to Question 4 below for more information comparing the investment strategies and policies of the Funds.

If the Acquisition is approved and the Acquisition is consummated, your shares of the Mortgage Securities Fund will be cancelled and you will receive shares of the Bond Fund with an aggregate net asset value equal to the aggregate net asset value of your Mortgage Securities Fund shares as of the business day before the closing of the Acquisition. The Acquisition is currently scheduled to take place on or around January 31, 2011.

2.	WHY IS THE ACQUISITION BEING PROPOSED?

The Board of Trustees recommends approval of the Acquisition because it offers shareholders of the Mortgage Securities Fund the opportunity to invest in a larger fund (allowing the potential for more efficient operations by spreading relatively fixed costs, such as audit and legal fees, over a larger asset base). In reviewing the Acquisition, the Board of Trustees also considered the following factors, among others:

•

the Mortgage Securities Fund’s portfolio managers, Christopher R. Sebald and David W. Land, are also primarily responsible, along with Thomas B. Houghton, for the day-to-day management of the Bond Fund, and the Funds share the same investment objective, similar investment policies and generally similar investment strategies (except that the Mortgage Securities Fund invests at least 80% of its net assets in the mortgage and mortgage-related industry, while the Bond Fund invests at least 80% of its net assets in bonds, regardless of industry);

•

The Board of Trustees considered the desirability of continuing to maintain the Mortgage Securities Fund with its narrow focus on investments in the mortgage and mortgage-related industry, particularly in

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light of economic conditions and developments in the mortgage industry over the past year. After considering the proposed Acquisition and other alternatives identified by IICO, the Board of Trustees concluded that merging the Mortgage Securities Fund into the Bond Fund, a larger fund that invests in a broad range of bonds and other fixed-income securities, including mortgage-backed securities, would be in the best interests of the Mortgage Securities Fund and its shareholders;

•

based on estimated expense ratios calculated using each Fund’s net assets and numbers of shareholders as of March 31, 2010, shareholders of the Mortgage Securities Fund are expected to experience the same or lower net expenses; and

•

the Acquisition is expected to be tax-free for shareholders of the Mortgage Securities Fund who choose to remain shareholders of the Bond Fund, while a liquidation or shareholder redemption would be a realization event for tax purposes.

Please review “Reasons for the Acquisition” in the “Information about the Acquisition” section under “Proposal” in this Prospectus/Proxy for more information regarding the factors considered by the Board of Trustees.

3.	HOW DO THE MANAGEMENT FEES AND EXPENSES OF THE FUNDS COMPARE, AND WHAT ARE THEY ESTIMATED TO BE FOLLOWING THE ACQUISITION?

The following tables allow you to compare the sales charges and management fees and other expenses of the Funds, and to analyze the estimated expenses that Ivy Investment Management Company (the “Adviser”), the investment adviser of the Funds, expects to be applicable to the combined Fund in the first year following the Acquisition. As part of the Acquisition, Class A shareholders of the Mortgage Securities Fund will receive Class A shares of the Bond Fund, Class B shareholders of the Mortgage Securities Fund will receive Class B shares of the Bond Fund, Class C shareholders of the Mortgage Securities Fund will receive Class C shares of the Bond Fund, Class I shareholders of the Mortgage Securities Fund will receive Class I shares of the Bond Fund, Class Y shareholders of the Mortgage Securities Fund will receive Class Y shares of the Bond Fund, and Class E shareholders of the Mortgage Securities Fund will receive Class E shares of the Bond Fund. The shareholder fees presented below for the Bond Fund apply both before and after giving effect to the Acquisition. Sales charges, if applicable, are paid directly by shareholders to the Funds’ distributor. Annual Fund Operating Expenses are paid by each Fund. They include management fees, 12b-1 fees (if applicable) and administrative costs, including custody services.

The Annual Fund Operating Expenses shown in the tables below represent expenses for each Fund for its last fiscal year (ended March 31, 2010) and those

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expected to be incurred by the combined Fund on a pro forma basis (after giving effect to the Acquisition that is anticipated to take place on or about January 31, 2011) and based on pro forma combined net assets as of March 31, 2010.

Shareholders of the Mortgage Securities Fund will not pay additional sales charges as a result of the Acquisition, although any contingent deferred sales charge (“CDSC”) will continue to apply.

SHAREHOLDER FEES

(paid directly from your investment)

	Mortgage Securities Fund
	Class A	Class B	Class C	Class I	Class Y	Class E
Maximum sales charge (load) imposed on purchases (as a percentage of the offering price)	5.75%	None	None	None	None	5.75%
Maximum deferred sales charge (load) on redemptions (as a percentage of the purchase price)	None	5.00%[1]	1.00%[1]	None	None	None
Redemption fee/exchange fee (as a percentage of amount redeemed, if applicable)	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%

	Bond Fund
	Class A	Class B	Class C	Class I	Class Y	Class E
Maximum sales charge (load) imposed on purchases (%) (as a percentage of the offering price)	5.75%	None	None	None	None	5.75%
Maximum deferred sales charge (load)[1] on redemptions (as a percentage of purchase price)	None	5.00%[1]	1.00%[1]	None	None	None
Redemption fee/exchange fee (as a percentage of amount redeemed, if applicable)	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)

	Ivy Mortgage Securities Fund (as of 03/31/10)
	Class A	Class B	Class C	Class E	Class I	Class Y
Management Fees	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%	0.25%	0.00%	0.25%
Other Expenses	0.66%	1.05%	0.65%	1.32%	0.37%	0.35%
Total Annual Fund Operating Expenses[2,5]	1.41%	2.55%	2.15%	2.07%	0.87%	1.10%

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	Ivy Bond Fund (as of 03/31/10)
	Class A	Class B	Class C	Class E	Class I	Class Y
Management Fees	0.52%	0.52%	0.52%	0.52%	0.52%	0.52%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%	0.25%	0.00%	0.25%
Other Expenses	0.44%	0.89%	0.43%	0.91%	0.32%	0.32%
Total Annual Fund Operating Expenses[3]	1.21%	2.41%	1.95%	1.68%	0.84%	1.09%

	Ivy Bond Fund (Pro Forma Combined as of 03/31/10)
	Class A	Class B	Class C	Class E	Class I	Class Y
Management Fees	0.53%	0.53%	0.53%	0.53%	0.53%	0.53%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%	0.25%	0.00%	0.25%
Other Expenses	0.43%	0.89%	0.40%	0.91%	0.32%	0.33%
Total Annual Fund Operating Expenses[4,5]	1.21%	2.42%	1.93%	1.69%	0.85%	1.11%

[1]

For Class B shares, the contingent deferred sales charge (CDSC) declines from 5% for redemption within the first year of purchase, to 4% for redemptions within the second year, to 3% for redemptions within the third and fourth years, to 2% for redemptions within the fifth year, to 1% for redemptions within the sixth year and to 0% for redemptions after the sixth year. Class B shares, and any reinvested dividends and other distributions paid on such shares, automatically convert to Class A shares, on a monthly basis, eight years after the end of the month in which the shares were purchased. For Class C shares, a 1% CDSC applies to redemptions within 12 months of purchase.

[2]

Through July 31, 2011, Ivy Funds Distributor, Inc. (IFDI) and WI Services Company (WISC) have contractually agreed to reimburse sufficient 12b-1 and/or shareholder servicing fees to cap the expenses for the Fund’s Class E shares at 1.14%. Prior to that date, the expense limitation may not be terminated by IFDI or WISC. After that date, the expense limitation may be terminated or revised.

[3]

Through July 31, 2011, IFDI and WISC have contractually agreed to reimburse sufficient 12b-1 and/or shareholder servicing fees to cap the expenses for the Fund’s Class E shares at 1.21%. Prior to that date, the expense limitation may not be terminated by IFDI or WISC. Prior to that date, the expense limitation may not be terminated by IFDI or WISC. After that date, the expense limitation may be terminated or revised.

[4]

Effective upon the acquisition (that is anticipated to take place on or about January 31, 2011) through July 31, 2011, IFDI and WISC have voluntarily agreed to reimburse sufficient 12b-1 and/or shareholder servicing fees to cap the expenses for the Fund’s Class B shares at 2.41%, Class E shares at 1.14%, Class I at 0.84% and Class Y shares at 1.09%.

[5]	The costs of the meeting that are estimated to be $132,000, including the costs of soliciting proxies, and the costs of the Acquisition will be borne by the

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Mortgage Securities Fund and the Adviser in the following percentages (and corresponding dollar amounts): Mortgage Securities Fund 50% ($66,000) and Adviser 50% ($66,000) these amounts are estimated, using information as of March 31, 2010, and are estimated to have an impact of less than one-half cent per share to the Mortgage Securities Fund.

EXAMPLE EXPENSES

Example Expenses help you compare the cost of investing in the Mortgage Securities Fund or the Bond Fund currently with the cost of investing in the Bond Fund on a pro forma combined basis and also allow you to compare these costs with the cost of investing in other mutual funds. Your actual costs may be higher or lower. The following hypothetical conditions were used in performing the calculations:

•	$10,000 initial investment

•	5% total return for each year

•	Each Fund’s operating expenses remain the same

•	Reinvestment of all dividends and distributions

If shares are redeemed at end of period:	1 Year	3 Years	5 Years	10 Years
IVY MORTGAGE SECURITIES FUND
Class A	$710	$996	$1,302	$2,169
Class B	658	1,093	1,455	2,606
Class C	218	673	1,154	2,483
Class E	793	1,246	1,725	3,037
Class I	89	278	482	1,073
Class Y	112	350	606	1,340

If shares are not redeemed at end of period:	1 Year	3 Years	5 Years	10 Years
IVY MORTGAGE SECURITIES FUND
Class A	$710	$996	$1,302	$2,169
Class B	258	793	1,355	2,606
Class C	218	673	1,154	2,483
Class E	793	1,246	1,725	3,037
Class I	89	278	482	1,073
Class Y	112	350	606	1,340

If shares are redeemed at end of period:	1 Year	3 Years	5 Years	10 Years
IVY BOND FUND
Class A	$691	$937	$1,202	$1,957
Class B	645	1,055	1,391	2,456
Class C	198	612	1,052	2,275
Class E	756	1,137	1,547	2,720
Class I	86	268	466	1,037
Class Y	111	347	601	1,329

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If shares are not redeemed at end of period:	1 Year	3 Years	5 Years	10 Years
IVY BOND FUND
Class A	$691	$937	$1,202	$1,957
Class B	244	751	1,285	2,448
Class C	198	612	1,052	2,275
Class E	756	1,137	1,547	2,720
Class I	86	268	466	1,037
Class Y	111	347	601	1,329

If shares are redeemed at end of period	1 Year	3 Years	5 Years	10 Years
PRO FORMA IVY BOND FUND (PRO FORMA COMBINED)
Class A	$691	$937	$1,202	$1,957
Class B	645	1,055	1,391	2,456
Class C	196	606	1,042	2,254
Class E	757	1,137	1,540	2,658
Class I	87	271	471	1,049
Class Y	113	353	612	1,352

If shares are not redeemed at end of period:	1 Year	3 Years	5 Years	10 Years
PRO FORMA IVY BOND FUND (PRO FORMA COMBINED)
Class A	$691	$937	$1,202	$1,957
Class B	245	755	1,291	2,456
Class C	196	606	1,042	2,254
Class E	757	1,137	1,540	2,658
Class I	87	271	471	1,049
Class Y	112	352	611	1,351

The projected post-Acquisition pro forma Annual Fund Operating Expenses and Example Expenses presented above are based upon numerous material assumptions, including (1) that the current contractual agreements will remain in place and (2) certain fixed costs involved in operating the Mortgage Securities Fund are eliminated. Although these projections represent good faith estimates, there can be no assurance that any particular level of expenses or expense savings will be achieved, because expenses depend on a variety of factors, including the future level of fund assets, many of which are beyond the control of the Bond Fund or the Adviser.

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4.	HOW DO THE INVESTMENT GOALS, STRATEGIES AND POLICIES OF THE MORTGAGE SECURITIES FUND AND BOND FUND COMPARE?

The Mortgage Securities Fund and the Bond Fund have the same investment objective and generally similar investment strategies, except for the differences outlined following the table below.

This table compares the investment objectives and principal investment strategies of the Mortgage Securities Fund to those of the Bond Fund.

BOND FUND	MORTGAGE SECURITIES FUND

INVESTMENT OBJECTIVE. Ivy Bond Fund’s investment objective is to provide a high level of current income consistent with prudent investment risk. The Fund seeks to achieve its objective as follows:

INVESTMENT OBJECTIVE. Ivy Mortgage Securities Fund’s investment objective is to provide a high level of current income consistent with prudent investment risk. The Fund seeks to achieve its objective as follows:

•       The Fund invests, under normal market conditions, at least 80% of its net assets in bonds (for this purpose, “bonds” includes any debt security with an initial maturity greater than one year).

•       The Fund invests in a variety of primarily investment-grade debt securities (including bonds rated BBB or higher by Standard & Poor’s (S&P) or having comparable ratings issued by another nationally recognized statistical rating organization (NRSRO), or, if unrated, determined by Ivy Investment Management Company (IICO), the Fund’s investment manager, or the Fund’s subadvisor, Advantus Capital Management, Inc. (Advantus Capital) to be of comparable quality.

•       The Fund invests, under normal market conditions, at least 80% of its net assets in the mortgage and mortgage-related industry, including investment-grade securities representing interests in pools of mortgage loans, CMOs, commercial mortgage-backed securities (CMBSs), stripped mortgage-backed securities and asset-backed securities backed by home equity loans, auto loans, and other consumer loans.

•       The Fund may invest in interest rate derivatives primarily for hedging purposes and to adjust the overall duration of the portfolio.

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•       Debt securities in which the Fund may invest include corporate and mortgage-backed securities, asset-backed securities, debt securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities (U.S. government securities) and other debt obligations of U.S. banks or savings and loan associations.

•       The Fund expects that under normal market circumstances the effective duration of its portfolio will range from four to seven years.

•       In selecting securities, the Fund’s subadvisor, Advantus Capital, uses a bottom-up, fundamental approach by focusing on security selection and sector allocation. Advantus Capital also focuses on relative value trading among fixed-income securities, and considers factors such as industry outlook, current and anticipated market and economic conditions, general levels of debt and issuer operations.

•       Generally, in determining whether to sell a security, Advantus Capital uses the same type of analysis that it uses in buying securities, including review of the security’s valuation and the issuer’s creditworthiness. Advantus Capital may also sell a security to reduce the Fund’s holding in that security, to take advantage of more attractive investment opportunities or to raise cash.

•       In selecting securities, the Fund’s investment subadvisor, Advantus Capital Management, Inc. (Advantus Capital), follows a bottom-up, fundamental approach and considers factors that may include prepayment risk, liquidity, credit quality and the type of loan and collateral underlying the security, as well as trends in economic conditions, interest rates and the mortgage market. Advantus Capital also seeks undervalued or mispriced securities within the mortgage-related sectors. It does not place a primary focus on interest rate positions. The Fund expects that under normal circumstances the effective duration of its portfolio will range from one to seven years.

•       Generally, in determining whether to sell a security, Advantus Capital uses the same type of analysis that it uses in buying securities, including review of the security’s valuation and the issuer’s creditworthiness. Advantus Capital may also sell a security to reduce the Fund’s holding in that security, to take advantage of more attractive investment opportunities or to raise cash.

•       The Fund may, but is not required to, use a range of derivative investment techniques in seeking to hedge various market risks (such as interest rates and broad or specific equity or fixed-income market movements).

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Although the principal investment strategies of the Bond Fund are generally similar to those of the Mortgage Securities Fund, there are some differences in the investment strategies of the Funds. Specifically, the Mortgage Securities Fund invests at least 80% of its net assets in the mortgage and mortgage-related industry, while the Bond Fund invests at least 80% of its net assets in bond, regardless of industry, which may include mortgage-backed securities. For more information concerning investment policies and restrictions, see the Funds’ Statement of Additional Information.

5.	WHAT CLASS OF BOND FUND SHARES WILL I RECEIVE IF THE ACQUISITION RELATING TO THE MORTGAGE SECURITIES FUND OCCURS?

If the Acquisition occurs, you will receive shares of the Bond Fund of the same class as the shares that you currently own in the Mortgage Securities Fund. In comparison to the shares that you currently own in the Mortgage Securities Fund, the shares you receive will have the following characteristics:

•	They will have an aggregate net asset value equal to the aggregate net asset value of your current shares as of the business day before the closing of the Acquisition;

•	The procedures for purchasing and redeeming your shares will not change as a result of the Acquisition;

•	You will have the same exchange options you currently have; and

•	You will have the same voting rights – one vote for each dollar of NAV of the Fund you own – as you currently have.

For purposes of determining the CDSC applicable to any redemption of shares you acquire in the Acquisition, the new shares will continue to age from the date you purchased the Mortgage Securities Fund shares.

For more information on the characteristics of the Bond Fund shares you will receive in comparison to the Mortgage Securities Fund shares you currently own, please see the section “Information About the Acquisition – Shares You Will Receive” in the Proposal section of this Prospectus/Proxy.

6.	WHAT ARE THE FEDERAL INCOME TAX CONSEQUENCES OF THE ACQUISITION?

The Acquisition is expected to be tax-free to you for federal income tax purposes. This means that neither you nor the Mortgage Securities Fund is expected to recognize a gain or loss as a result of the Acquisition.

Immediately prior to the Acquisition, the Mortgage Securities Fund will declare and pay a distribution of all net investment company taxable income, if any, and net realized capital gains (after reduction by any available capital loss carryforwards), if any, to its shareholders.

The cost basis and holding period of the Mortgage Securities Fund shares are expected to carry over to your new shares in the Bond Fund.

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PROPOSAL

ACQUISITION OF IVY MORTGAGE SECURITIES FUND

BY

IVY BOND FUND

THE PROPOSAL

Shareholders of the Mortgage Securities Fund are being asked to approve the Agreement and Plan of Reorganization among Ivy Funds on behalf of each of the Mortgage Securities Fund and the Bond Fund. A form of the Agreement and Plan of Reorganization is attached as Appendix A to this Prospectus/Proxy. By approving the Agreement and Plan of Reorganization, you are also approving the Acquisition of the Mortgage Securities Fund by the Bond Fund.

PRINCIPAL INVESTMENT RISKS

All of the principal risks applicable to the Funds are described in the table below. As previously noted, the Bond Fund has the same investment objective as, and policies that are similar to, the Mortgage Securities Fund, as well as investment strategies that are generally similar to the Mortgage Securities Fund, except for the differences noted in Question 4 above. Accordingly, an investment in the Bond Fund involves risks that are generally similar to those to which an investment in the Mortgage Securities Fund is subject, except as noted below.

PRINCIPAL RISK	FUNDS SUBJECT TO THAT PRINCIPAL RISK	DESCRIPTION OF THAT RISK IN FUNDS’ CURRENT PROSPECTUS
Company Risk	Mortgage Securities Fund Bond Fund	A security may perform worse than the overall market due to specific factors, such as adverse changes to its financial position or in investor perceptions about the company.

Concentration Risk	Mortgage Securities Fund	Because the Fund invests more than 25% of its total assets in the mortgage-related industry, the Fund’s performance may be more susceptible to a single economic, regulatory or technological occurrence than a fund that does not concentrate its investments in this industry. Securities of companies within specific industries or sectors of the economy may periodically perform differently than the overall market.

Credit Risk	Bond Fund	An issuer of a fixed-income obligation may not make payments on the obligation when due or may default on its obligation.

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PRINCIPAL RISK	FUNDS SUBJECT TO THAT PRINCIPAL RISK	DESCRIPTION OF THAT RISK IN FUNDS’ CURRENT PROSPECTUS
Derivatives Risk	Mortgage Securities Fund	A principal risk of investments in derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets or with the underlying asset from which the derivative’s value is derived. Some derivatives are more sensitive to interest rate changes and market price fluctuations than others. To the extent the judgment of Advantus, the Fund’s subadvisor, as to certain movements is incorrect, the risk of loss is greater than if the derivative technique(s) had not been used.

Extension Risk	Mortgage Securities Fund Bond Fund	A rise in interest rates could cause property owners to pay their mortgages more slowly than expected, resulting in slower payments of mortgage-backed securities and lengthening the average life of such security. This could cause their value to decline more than other fixed-income securities.

Interest Rate Risk	Mortgage Securities Fund Bond Fund	A rise in interest rates may cause a decline in the value of the Fund’s securities, especially bonds with longer maturities. A decline in interest rates may cause the Fund to experience a decline in its income.

Liquidity Risk	Mortgage Securities Fund	Generally, a security is liquid if the Fund is able to sell the security at a fair price within a reasonable time. Liquidity is generally related to the market trading volume for a particular security.

Management Risk	Mortgage Securities Fund Bond Fund	Fund performance is primarily dependent on Advantus Capital’s skill in evaluating and managing the Fund’s portfolio and the Fund may not perform as well as other similar mutual funds.

14

PRINCIPAL RISK	FUNDS SUBJECT TO THAT PRINCIPAL RISK	DESCRIPTION OF THAT RISK IN FUNDS’ CURRENT PROSPECTUS
Market Risk	Mortgage Securities Fund Bond Fund	Adverse market conditions, sometimes in response to general economic or industry news, may cause the prices of the Fund’s holdings to fall as part of a broad market decline. Recent events in the financial sector and in the economy have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign, and in the net asset values (NAVs) of many mutual funds, including to some extent the Fund. These events have also decreased liquidity in some markets and may continue to do so.

Mortgage-Backed and Asset-Backed Securities Risk	Bond Fund Mortgage Securities Fund	Mortgage-backed and asset-backed securities are subject to prepayment risk. When interest rates decline, unscheduled prepayments can be expected to accelerate, and the Fund may be required to reinvest the proceeds of the prepayments at the lower interest rates then available. Unscheduled prepayments would also limit the potential for capital appreciation on mortgage-backed and asset-backed securities.

Non-Agency Securities Risk	Bond Fund Mortgage Securities Fund	The risk that payments on a security will not be made when due, or the value of such security will decline, because the security is not issued or guaranteed as to principal or interest by the U.S. Government or by agencies or authorities controlled or supervised by and acting as instrumentalities of the U.S. Government. These securities may include, but are not limited to, securities issued by non-government entities, asset-backed securities (which represent interests in auto, consumer and/or credit card loans) and commercial mortgage-backed securities (which represent interests in commercial mortgage loans).

15

PRINCIPAL RISK	FUNDS SUBJECT TO THAT PRINCIPAL RISK	DESCRIPTION OF THAT RISK IN FUNDS’ CURRENT PROSPECTUS
Reinvestment Risk	Mortgage Securities Fund Bond Fund	A decline in interest rates may cause issuers to pay higher-yielding bonds held by the Fund, resulting in the Fund reinvesting in securities with lower yields, which may cause a decline in its income.

As noted above, the principal investment risks of the Mortgage Securities Fund and the Bond Fund are generally similar. The Bond Fund may invest up to 20% of its net assets in non-investment grade securities (for example, securities rated BB or below or Ba or below by S&P or Moody’s, respectively). Non-investment grade debt securities, which include junk bonds, are considered to be speculative and involve greater risk of default or price changes due to changes in the issuer’s creditworthiness. The Mortgage Securities Fund and the Bond Fund may also invest up to 10% of total assets in foreign securities. An investment in foreign securities presents additional risks such as currency fluctuations and political or economic conditions affecting the foreign country.

As with any mutual fund, the value of each Fund’s shares will change, and you could lose money on your investment.

INFORMATION ABOUT THE ACQUISITION

General

Shareholders who object to the Acquisition of the Mortgage Securities Fund by the Bond Fund will not be entitled under Delaware law or the Trust’s Agreement and Declaration of Trust to demand payment for, or an appraisal of, their shares. However, you may redeem or exchange your Mortgage Securities Fund shares at any time prior to the consummation of the Acquisition. In addition, shareholders should be aware that the Acquisition as proposed is not expected to result in recognition of gain or loss to shareholders for federal income tax purposes and that, if the Acquisition is consummated, shareholders will be free to redeem the shares of the Bond Fund which they receive in the transaction at their current net asset value, less any applicable CDSC.

Shares You Will Receive

If the Acquisition occurs, the shares you receive in exchange for your Mortgage Securities Fund shares will have the same characteristics as the shares you currently own.

After the Acquisition, the shares acquired in the Acquisition may be exchanged for shares of the same class of any other fund in the Ivy Family of Funds without the payment of an additional sales charge or CDSC.

16

Reasons for the Acquisition

At a meeting held on November 17 and 18, 2009, the Board of Trustees, including all Trustees who are not “interested persons” of the Trust, determined that the Acquisition would be in the best interests of the shareholders of the Mortgage Securities Fund and the Bond Fund, and that the interests of existing shareholders of both Funds would not be diluted as a result of the Acquisition. At a meeting held on May 26, 2010, the Board of Trustees, including all Trustees who are not “interested persons” of the Trust, reviewed additional information about the Acquisition and reaffirmed their determinations with respect to the Acquisition. The Board of Trustees has unanimously approved the Acquisition and recommends that you vote in favor of the Acquisition by approving the Agreement and Plan of Reorganization, a form of which is attached as Appendix A to this Prospectus/Proxy.

In proposing the Acquisition, the Adviser presented to the Board of Trustees, at a meeting held on November 18, 2009, the following reasons for the Mortgage Securities Fund to enter into the Acquisition:

•

The Mortgage Securities Fund’s portfolio managers, Christopher R. Sebald and David W. Land, are also primarily responsible, along with Thomas B. Houghton, for the day-to-day management of the Bond Fund, and the Funds share the same investment objective, similar investment policies and generally similar investment strategies (except that the Mortgage Securities Fund invests at least 80% of its net assets in the mortgage and mortgage-related industry, while the Bond Fund invests at least 80% of its net assets in bonds, regardless of industry).

•

The Board of Trustees considered the desirability of continuing to maintain the Mortgage Securities Fund with its narrow focus on investments in the mortgage and mortgage-related industry, particularly in light of economic conditions and developments in the mortgage industry over the past year. After considering the proposed Acquisition and other alternatives identified by IICO, the Board of Trustees concluded that merging the Mortgage Securities Fund into the Bond Fund, a larger fund that invests in a broad range of bonds and other fixed-income securities, including mortgage-backed securities, would be in the best interests of the Mortgage Securities Fund and its shareholders.

•

Based on estimated expense ratios calculated using each Fund’s net assets and numbers of shareholders as of March 31, 2010, shareholders of the Mortgage Securities Fund are expected to experience the same or lower net expenses.

•	The Acquisition is intended to create a larger fund, and this will permit fixed costs to be spread over a larger asset base, potentially resulting in economies of scale over time.

17

•

The Acquisition is intended to permit the Mortgage Securities Fund’s shareholders to exchange their investment for an investment in the Bond Fund without recognizing gain or loss for federal income tax purposes. By contrast, if a Mortgage Securities Fund shareholder were to redeem his or her shares to invest in another fund, such as the Bond Fund, the transaction would be a taxable event for such shareholder. Similarly, if the Mortgage Securities Fund were liquidated or reorganized in a taxable transaction, the transaction would be a taxable event for the Mortgage Securities Fund’s shareholders. After the Acquisition, shareholders may redeem any or all of their Bond Fund shares at net asset value (subject to any applicable CDSC, as with a redemption of their Mortgage Securities Fund shares) at any time, at which point they would recognize a taxable gain or loss.

•

The costs of the Meeting, including the costs of soliciting proxies, and the costs of the Acquisition that are estimated to be $132,000 will be borne by the Mortgage Securities Fund and the Adviser in the following percentages (and corresponding dollar amounts): Mortgage Securities Fund 50% ($66,000) and Adviser 50% ($66,000). If the shareholders of the Mortgage Securities Fund do not approve the Plan or the Acquisition does not close for any reason, the Adviser will bear all the costs of the failed Acquisition.

In addition, the Board of Trustees considered the relative Fund performance results set forth below under “Performance Information.” No assurance can be given that the Bond Fund will achieve any particular level of performance after the Acquisition. In reviewing the Acquisition, the Trustees considered the change for Mortgage Securities Fund shareholders from a Fund emphasizing investments in mortgage-related securities to a fund focusing on bonds generally, including mortgage-related securities.

In addition, the Board of Trustees considered that shareholders of the Mortgage Securities Fund who do not want to become shareholders of the Bond Fund, whether because they wish to realize an unrealized loss on their shares or otherwise, could exchange their shares in the Mortgage Securities Fund for shares in another Ivy Fund or redeem their shares in the Mortgage Securities Fund prior to the Acquisition. The Board also considered that the Adviser would benefit as a result of the expected lower level of expense reimbursements for the combined Fund if the Acquisition occurs.

The Board of Trustees also considered the fact that if the Acquisition occurs, the Mortgage Securities Fund’s capital loss carryovers will be available to the Bond Fund to offset its capital gains, although the amount of those losses that may be used to offset the Bond Fund’s capital gains in any given year may be limited. As a result of this limitation, it is possible that the Bond Fund may not be able to use these losses as rapidly as the Mortgage Securities Fund might have, and part of these losses may not be usable at all. The ability of the Mortgage Securities Fund or the Bond Fund to absorb losses in the future depends on a variety of factors that cannot

18

be known in advance, including the existence of capital gains against which these losses may be offset. Net capital losses of regulated investment companies generally expire at the end of the eighth taxable year after they arise, if not previously absorbed by that time; therefore, it is possible that some or all of the Mortgage Securities Fund’s losses will expire unused. In addition, the benefits of any capital loss carryovers currently are available only to the shareholders of the Mortgage Securities Fund, but after the Acquisition these benefits will inure to all the shareholders of the Bond Fund.

If shareholders do not approve the transaction, the Board of Trustees will consider what alternatives may then be available.

Terms of the Agreement and Plan of Reorganization

If approved by the shareholders of the Mortgage Securities Fund, the Acquisition is expected to occur on or around January 31, 2011. A form of the Agreement and Plan of Reorganization is attached as Appendix A to this Prospectus/Proxy for your review. The following is a brief summary of the principal terms of the Agreement and Plan of Reorganization:

•

The Mortgage Securities Fund will transfer all of the assets and liabilities attributable to each class of its shares to the Bond Fund in exchange for shares of the same class of the Bond Fund with an aggregate net asset value equal to the net value of the transferred assets and liabilities.

•

The Acquisition will occur on the next business day after the time (currently scheduled to be 4:00 p.m. Central Time on January 28, 2011, or such other date and time as the parties may determine) when the assets of each Fund are valued for purposes of the Acquisition.

•

The shares of each class of the Bond Fund received by the Mortgage Securities Fund will be distributed to the Mortgage Securities Fund’s respective shareholders of the corresponding class pro rata in accordance with their percentage ownership of such class of the Mortgage Securities Fund in full liquidation of the Mortgage Securities Fund.

•	After the Acquisition, the Mortgage Securities Fund will be terminated, and its affairs will be wound up in an orderly fashion.

•

The Acquisition requires approval by the Mortgage Securities Fund’s shareholders and satisfaction of a number of other conditions; the Acquisition may be terminated at any time with the approval of the Board of Trustees.

Federal Income Tax Consequences

The Acquisition is intended to be a tax-free reorganization. K&L Gates LLP has delivered to the Mortgage Securities Fund and the Bond Fund an opinion, and the closing of the Acquisition will be conditioned on receipt of a letter from K&L Gates

19

LLP confirming such opinion, to the effect that, on the basis of existing law under specified sections of the Internal Revenue Code of 1986, as amended (the “Code”), although not entirely free from doubt, for federal income tax purposes:

•

the Acquisition will constitute a reorganization within the meaning of Section 368(a) of the Code, and the Bond Fund and the Mortgage Securities Fund will each be a “party to a reorganization” within the meaning of Section 368(b) of the Code;

•

under Section 361 or Section 354 of the Code, respectively, no gain or loss will be recognized by the Mortgage Securities Fund or the shareholders of the Mortgage Securities Fund as a result of the Acquisition;

•

under Section 358 of the Code, the tax basis of the Bond Fund shares you receive will be the same, in the aggregate, as the aggregate tax basis of your Mortgage Securities Fund shares exchanged therefore, as applicable;

•

under Section 1223(1) of the Code, your holding period for the Bond Fund shares you receive will include the holding period for your Mortgage Securities Fund shares exchanged therefore, as applicable, if you hold your shares as a capital asset;

•	under Section 1032 of the Code, no gain or loss will be recognized by the Bond Fund as a result of the Acquisition;

•

under Section 362(b) of the Code, the Bond Fund’s tax basis in the assets that the Bond Fund receives from the Mortgage Securities Fund will be the same as the Mortgage Securities Fund’s basis in such assets;

•	under Section 1223(2) of the Code, the Bond Fund’s holding period in such assets will include the Mortgage Securities Fund’s holding period in such assets; and

•

the Bond Fund will succeed to and take into account the items of the Mortgage Bond Fund described in Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381, 382, 383, and 384 of the Code and Treasury Regulations thereunder.

The opinion is, and the confirmation letter will be, based on certain factual certifications made by officers of the Trust. Neither the opinion nor the confirmation letter is a guarantee that the tax consequences of the Acquisition will be as described above.

Prior to the closing of the Acquisition, the Mortgage Securities Fund will distribute to its shareholders all of its respective net investment company taxable income, if any, and net realized capital gains (after reduction by any available capital loss carryforwards), if any, that have not previously been distributed to shareholders. Such distributions will be taxable to shareholders.

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Advantus Capital does not envision a planned sell-off of any of the holdings of the Mortgage Securities Fund prior to the Acquisition. A portion of the portfolio assets of the Mortgage Securities Fund may be sold in the ordinary course prior to the Acquisition. The actual tax impact of such sales will depend on the difference between the price at which such portfolio assets are sold and the Mortgage Securities Fund’s basis in such assets. Any net capital gains recognized in these sales not offset by the Mortgage Securities Fund’s capital loss carryforwards will be distributed to the Mortgage Securities Fund’s shareholders as capital gain dividends (to the extent of net realized long-term capital gains) and/or ordinary dividends (to the extent of net realized short-term capital gains) during or with respect to the year of sale, and such distributions will be taxable to shareholders. Any such sales may also result in higher portfolio turnover for the Mortgage Securities Fund and increased brokerage costs to be borne by the Mortgage Securities Fund than would otherwise be the case.

At the close of its taxable year ended March 31, 2010, the Mortgage Securities Fund had a capital loss carryforward of $38,712,911 and post-October deferred losses of $6,813,461. Capital loss carryforwards and post-October loss deferrals are used to reduce the amount of realized capital gains that a fund is required to distribute to its shareholders in order to avoid paying taxes on undistributed capital gain.

If the Acquisition occurs, the tax attributes of the Bond Fund and the Mortgage Securities Fund, including any capital loss carryforwards that could have been used by each Fund to offset its future realized capital gains, will be shared by the surviving combined Fund.

The Bond Fund’s ability to use the pre-Acquisition losses of Mortgage Securities Fund to offset post-Acquisition gains of the combined Fund is expected to be limited as a result of the Acquisition due to the application of loss limitation rules under federal tax law. In particular, under applicable tax laws, the ability of the Bond Fund, as the surviving combined Fund, to use the Mortgage Securities Fund’s pre-Acquisition capital loss carryforwards to offset future realized capital gains is expected to be subject to an annual limitation. Other tax rules would prohibit the use for five years following the Acquisition of one Fund’s pre-Acquisition capital losses (including both loss carryforwards and “built-in losses” (i.e., net unrealized losses)) against the other Fund’s “built-in gains” (i.e., net unrealized gains). The effect of these limitations will depend on the amount of losses and “built-in gains” in each Fund at the time of the Acquisition.

This description of the federal income tax consequences of the Acquisition does not take into account your particular facts and circumstances. Consult your own tax adviser about the effect of state, local, foreign, and other tax laws.

21

Performance Information

Mortgage Securities Fund

The bar chart and performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns compare with those of a broad measure of market performance. For periods prior to December 8, 2003, the performance shown below is the performance of the Class A shares of Advantus Mortgage Securities Fund, which along with its other classes of shares, was reorganized on December 8, 2003 into Class A shares of Ivy Mortgage Securities Fund. For that period, the Fund would have had substantially similar annual returns because the shares would have been invested in a similar portfolio of securities, but would differ to the extent that the Fund has different expenses. Performance has not been restated to reflect the estimated annual operating expenses of the Ivy Mortgage Securities Fund. If those expenses were reflected, performance shown below would differ.

The bar chart presents the annual total returns for Class A shares and shows how performance has varied from year to year over the past ten calendar years. The returns for the Fund’s other classes of shares during these periods were different from those of Class A shares because of variations in their respective expense structures.

The bar chart does not reflect any sales charge that you may be required to pay upon purchase of the Fund’s Class A shares. If the sales charge were included, the returns would be less than those shown.

The bar chart and the performance table assume payment of dividends and other distributions in shares. As with all mutual funds, the Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

Performance results include the effect of expense reduction arrangements for some or all of the periods shown. If those arrangements had not been in place, the performance results for those periods would have been lower.

Note that the performance information in the bar chart and performance table is based on calendar-year periods, while the information shown in the Financial Highlights section of this Prospectus and in the Fund’s shareholder reports is based on the Fund’s fiscal year.

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The information shown is past performance, and current performance may be lower or higher. Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. Please visit www.ivyfunds.com for the Fund’s most recent month-end performance.

In the period shown in the chart, the highest quarterly return was 5.27% (the third quarter of 2009) and the lowest quarterly return was (11.50)% (the fourth quarter of 2008).

Average Annual Total Returns

The table below compares the Fund’s average annual total returns to that of a broad-based securities market index that is unmanaged, and to a Lipper average that is a composite of mutual funds with goals similar to those of the Fund. The Fund’s returns include the maximum sales charge for Class A and Class E shares (5.75%) and the applicable CDSC for Class B and Class C shares, treat dividend and capital gain distributions as reinvested and assume you sold your shares at the end of each period (unless otherwise noted).

The table also shows average annual returns, for Class A shares, on a before-tax and after-tax basis. Return Before Taxes shows the actual change in the value of the Fund shares over the periods shown, but does not reflect the impact of taxes on Fund distributions or the sale of Fund shares. The two after-tax returns take into account taxes that may be associated with owning Fund shares. Return After Taxes on Distributions is the Fund’s actual performance, adjusted by the effect of taxes on distributions made by the Fund during the period shown. Return After Taxes on Distributions and Sale of Fund Shares is further adjusted to reflect the tax impact on any change in the value of Fund shares as if they had been sold on the last day of the period.

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs, or to shares held by non-taxable entities.

23

After-tax returns are shown only for Class A shares. After-tax returns for other Classes may vary.

AVERAGE ANNUAL TOTAL RETURNS
as of December 31, 2009
	1 Year	5 Years	10 Years (or Life of Class)

Class A1
Before Taxes	3.57%	(1.87)%	2.83%
After Taxes on Distributions	1.71%	(3.54)%	(0.79)%
After Taxes on Distributions and Sale of Fund Shares	2.87%[2]	(2.17)%	1.57%
Class B (began on 12-8-2003)
Before Taxes	4.64%	(1.92)%	(0.83)%
Class C (began on 12-8-2003)
Before Taxes	9.15%	(1.49)%	(0.59)%
Class Y (began on 12-8-2003)
Before Taxes	10.33%	(0.54)%	0.34%
Class I (began on 04-02-2007)
Before Taxes	10.56%	N/A	(3.62)%
Class E (began on 04-02-2007)
Before Taxes	3.90%	N/A	(6.36)%
Indexes
Barclays Capital Mortgage-Backed Securities Index[3]	5.89%	5.78%	6.46%
Lipper U.S. Mortgage Funds Universe Average[4]	9.10%	3.67%	5.02%

[1]

For periods prior to December 8, 2003, performance shown is that of the Advantus Mortgage Securities Fund, the predecessor to Ivy Mortgage Securities Fund, restated to reflect current sales charges applicable to Class A shares of the Ivy Mortgage Securities Fund. Class A shares of Ivy Mortgage Securities Fund would have had substantially similar returns to Class A shares of the Advantus Mortgage Securities Fund because they would have been invested in a similar portfolio of securities, although returns would be different to the extent that expenses for Class A shares of the Advantus Mortgage Securities Fund differ from expenses for Class A shares of Ivy Mortgage Securities Fund.

[2]	After-tax returns may be better than before-tax returns due to an assumed tax benefit from losses on a sale of the Fund’s shares at the end of the period.
[3]	Reflects no deduction for fees, expenses or taxes.
[4]	Net of fees and expenses.

24

Bond Fund

The bar chart and performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns compare with those of a broad measure of market performance. For periods prior to December 8, 2003, the performance shown below is the performance of the Class A shares of Advantus Bond Fund, which along with its other classes of shares, was reorganized on December 8, 2003, into Class A shares of Ivy Bond Fund. For that period, the Fund would have had substantially similar annual returns because the shares would have been invested in a similar portfolio of securities, but would differ to the extent that the Fund has different expenses. Performance has not been restated to reflect the estimated annual operating expenses of the Ivy Bond Fund. If those expenses were reflected, performance shown below would differ.

The bar chart presents the annual total returns for Class A shares and shows how performance has varied from year to year over the past ten calendar years. The returns for the Fund’s other classes of shares during these periods were different from those of Class A shares because of variations in their respective expense structures.

The bar chart does not reflect any sales charge that you may be required to pay upon purchase of the Fund’s Class A shares. If the sales charge were included, the returns would be less than those shown.

The bar chart and the performance table assume payment of dividends and other distributions in shares. As with all mutual funds, the Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

Performance results include the effect of expense reduction arrangements for some or all of the periods shown. If those arrangements had not been in place, the performance results for those periods would have been lower.

Note that the performance information in the bar chart and performance table is based on calendar-year periods, while the information shown in the Financial Highlights section of this Prospectus and in the Fund’s shareholder reports is based on the Fund’s fiscal year.

25

The information shown is past performance, and current performance may be lower or higher. Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. Please visit www.ivyfunds.com for the Fund’s most recent month-end performance.

In the period shown in the chart, the highest quarterly return was 6.62% (the third quarter of 2009) and the lowest quarterly return was (3.89)% (the fourth quarter of 2008).

Average Annual Total Returns

The table below compares the Fund’s average annual total returns to that of a broad-based securities market index that is unmanaged, and to a Lipper average that is a composite of mutual funds with goals similar to those of the Fund. The Fund’s returns include the maximum sales charge for Class A and Class E shares (5.75%) and the applicable contingent deferred sales charge (CDSC) for Class B and Class C shares, treat dividend and capital gain distributions as reinvested and assume you sold your shares at the end of each period (unless otherwise noted).

The table also shows average annual returns, for Class A shares, on a before-tax and after-tax basis. Return Before Taxes shows the actual change in the value of the Fund shares over the periods shown, but does not reflect the impact of taxes on Fund distributions or the sale of Fund shares. The two after-tax returns take into account taxes that may be associated with owning Fund shares. Return After Taxes on Distributions is the Fund’s actual performance, adjusted by the effect of taxes on distributions made by the Fund during the period shown. Return After Taxes on Distributions and Sale of Fund Shares is further adjusted to reflect the tax impact on any change in the value of Fund shares as if they had been sold on the last day of the period.

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs), or to shares held by non-taxable entities.

26

After-tax returns are shown only for Class A shares. After-tax returns for other Classes may vary.

AVERAGE ANNUAL TOTAL RETURNS

as of December 31, 2009

	1 Year	5 Years	10 Years (or Life of Class)

Class A1
Before Taxes	7.41%	1.02%	4.23%
After Taxes on Distributions	5.97%	(0.45)%	2.50%
After Taxes on Distributions and Sale of Fund Shares	5.22%[2]	0.26%	2.82%
Class B (began on 12-8-2003)
Before Taxes	8.40%	0.83%	1.39%
Class C (began on 12-8-2003)
Before Taxes	13.13%	1.33%	1.62%
Class Y (began on 12-8-2003)
Before Taxes	14.11%	2.20%	2.54%
Class I (began on 04-02-2007)
Before Taxes	14.42%	N/A	1.71%
Class E (began on 04-02-2007)
Before Taxes	7.48%	N/A	(0.99)%
Indexes
Citigroup Broad Investment Grade Index[3]	5.07%	5.23%	6.47%
Lipper Corporate Debt Funds A Rated Universe Average[4]	15.18%	3.47%	5.45%

[1]

For periods prior to December 8, 2003, performance shown is that of the Advantus Bond Fund, the predecessor to Ivy Bond Fund, restated to reflect current sales charges applicable to Class A shares of the Ivy Bond Fund. Class A shares of Ivy Bond Fund would have had substantially similar returns to Class A shares of the Advantus Bond Fund because they would have been invested in a similar portfolio of securities, although returns would be different to the extent that expenses for Class A shares of the Advantus Bond Fund differ from expenses for Class A shares of Ivy Bond Fund.

[2]	After-tax returns may be better than before-tax returns due to an assumed tax benefit from losses on a sale of the Fund’s shares at the end of the period.
[3]	Reflects no deduction for fees, expenses or taxes.
[4]	Net of fees and expenses.

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Capitalization

The following table shows on an unaudited basis the capitalization of each of the Ivy Mortgage Securities Fund and Ivy Bond Fund as of March 31, 2010, and on a pro forma combined basis, giving effect to the acquisition of the assets and liabilities of Ivy Mortgage Securities Fund by Ivy Bond Fund on that date.

	Ivy Mortgage Securities Fund	Ivy Bond Fund†	Pro forma Adjustments	Pro forma Combined[1,2]
Class A Shares
Net Asset Value	$129,873,377	$168,312,699	$(60,463)[3]	$298,125,613
Shares Outstanding	15,687,044	17,134,638	(2,462,658)	30,359,024
Net Asset Value per Share	$8.28	$9.82		$9.82
Class B Shares
Net Asset Value	$3,584,750	$6,257,702	$(1,670)[3]	$9,840,782
Shares Outstanding	432,992	637,049	(67,925)	1,002,116
Net Asset Value per Share	$8.28	$9.82		$9.82
Class C Shares
Net Asset Value	$6,182,441	$18,858,199	$(2,878)[3]	$25,037,762
Shares Outstanding	746,760	1,919,810	(116,900)	2,549,670
Net Asset Value per Share	$8.28	$9.82		$9.82
Class E Shares
Net Asset Value	$301,888	$2,303,805	$(139)[3]	$2,605,554
Shares Outstanding	36,464	234,533	(5,666)	265,331
Net Asset Value per Share	$8.28	$9.82		$9.82
Class I Shares
Net Asset Value	$513,093	$619,956	$(238)[3]	$1,132,811
Shares Outstanding	61,975	63,113	(9,730)	115,358
Net Asset Value per Share	$8.28	$9.82		$9.82
Class Y Shares
Net Asset Value	$1,316,467	$6,037,876	$(614)[3]	$7,353,729
Shares Outstanding	159,013	614,670	(24,831)	748,852
Net Asset Value per Share	$8.28	$9.82		$9.82

†	Ivy Bond Fund will be the accounting survivor for financial statement purposes
[1]

Assumes the acquisition was consummated on March 31, 2010, and is for information purposes only. No assurance can be given as to how many shares of Ivy Bond Fund will be received by shareholders of Ivy Mortgage Securities Fund on the date the Acquisition takes place, and the foregoing should not be relied upon to reflect the number of shares of Ivy Bond Fund that will actually be received on or after that date.

[2]

Class A shares, Class B shares, Class C shares, Class E shares, Class I shares and Class Y shares of Ivy Mortgage Securities Fund will be exchanged for new Class A shares, Class B shares, Class C shares, Class E shares, Class I shares and Class Y shares, respectively, of Ivy Bond Fund upon consummation of the acquisition.

[3]

The costs of the Meeting, including the costs of soliciting proxies, and the costs of the Acquisition that are estimated to be $132,000 will be borne by the Mortgage Securities Fund and the Adviser in the following percentages (and corresponding dollar amounts): Mortgage Securities Fund 50% ($66,000) and Adviser 50% ($66,000). If the shareholders of the Mortgage Securities Fund do not approve the Plan or the Acquisition does not close for any reason, the Adviser will bear all the costs of the failed Acquisition. Adjustments reflect estimated one-time proxy, accounting, legal and other costs of approximately $66,000 to be borne by the Acquired Fund. The impact on a per share basis, using information as of March 31, 2010, is estimated to be less than one-half cent.

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Fund Information

Shares Outstanding and Entitled to Vote of the Mortgage Securities Fund

Only the shareholders of record of the Mortgage Securities Fund at the close of business on August 30, 2010, will be entitled to vote at the Meeting. On that date, the number of shares outstanding of the Mortgage Securities Fund was as follows:

CLASS	Number of Shares Outstanding and Entitled to Vote
Class A	12,118,058.864
Class B	394,944.291
Class C	814,320.113
Class I	64,609.652
Class Y	170,515.079
Class E	37,259.477
TOTAL	13,599,707.476

Ownership of Shares

As of August 30, 2010, the Trust believes that its Trustees and officers, as a group, owned less than one percent of each class of shares of each Fund and of the Trust as a whole. The tables below show, as of August 30, 2010, the shareholders of record who owned 5% or more of the outstanding shares of the noted class of shares of the noted Fund and their ownership upon consummation of the Acquisition. The percentages presented below assume that the Acquisition of the Mortgage Securities Fund is consummated:

Mortgage Securities Fund Class	Name and Address of Shareholder	Number of Outstanding Shares of Class Owned	Percentage of Outstanding Shares of Class Owned	Outstanding Shares of Class Owned Upon Consummation of Acquisition	Percent of Fund Ownership Upon Consummation of Acquisition
Class C	Citigroup Global Markets 11155 Red Run Blvd Owings Mills, MD 21117	128,409.605	15.77%	105,881.604	2.80%

	MLPF&S Attn. Fund Admin 4800 Deer Lake Dr. E 3rd Floor Jacksonville, FL 32246	41,328.7050	5.08%	34,122.581	0.90%

Class I	Merrill Lynch 4800 Deer Lake Dr. Jacksonville, FL 32246	35,987.7620	55.70%	29,674.120	21.49%

	NFS Marshall & Ilsley Trust Co. FBO Bank 98 Milwaukee, WI 53224	28,548.6250	44.19%	23,540.0943	17.05%

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Mortgage Securities Fund Class	Name and Address of Shareholder	Number of Outstanding Shares of Class Owned	Percentage of Outstanding Shares of Class Owned	Outstanding Shares of Class Owned Upon Consummation of Acquisition	Percent of Fund Ownership Upon Consummation of Acquisition
Class Y	Nationwide Trust Co. P.O. Box 182029 Columbus, OH 43218	162,641.5150	95.38%	134,107.9159	17.06%

Class E	Waddell & Reed Financial Inc. P.O. Box 29217 Shawnee Mission, KS 66201	11,008.8320	29.55%	9,077.4580	2.97%

	ACPE TTEE AFCS Trust Fund 302 Atkinson Way Wentzville, MO 63385	2,006.0250	5.38%	1,654.0908	0.54%

Bond Fund Class	Name and Address of Shareholder	Number of Outstanding Shares of Class Owned	Percentage of Outstanding Shares of Class Owned	Outstanding Shares of Class Owned Upon Consummation of Acquisition	Percentage of Fund Owned Upon Consummation of Acquisition
Class A	Minnesota Life 400 Robert St. N# 16-4178 St. Paul, MN 55101	2,792,107.4980	12.83%	2,792,107.4980	8.79%

Class B	MLPF&S Attn. Fund Admin 4800 Deer Lake Dr. E 3rd Floor Jacksonville, FL 32246	50,591.6970	6.97%	50,591.6970	4.81%

Class C	MLPF&S Attn. Fund Admin 4800 Deer Lake Dr. E 3rd Floor Jacksonville, FL 32246	632,056.6830	20.34%	632,056.6830	16.72%

	UBS WM USA 499 Washington Blvd. Jersey City, NJ 07310	426,150.0380	13.71%	426,150.0380	11.28%

Class I	NFS Marshall & Ilsley Trust Co. FBO Bank 98 Milwaukee, WI 53224	34,467.0270	40.64%	34,467.0270	11.28%

	Merrill Lynch 4800 Deer Lake Dr. Jacksonville, FL 32246	31,808.2760	37.51%	31,808.2760	23.04%

	Waddell & Reed P.O. Box 29217 Shawnee Mission, KS 66201	11,004.3460	12.98%	11,004.3460	24.96%

Class Y	LPL Financial P.O. Box 509046 San Diego, CA 92150	568,340.2310	88.03%	568,340.2310	5.08%

	Nationwide P.O. Box 182029 Columbus, OH 43218	39,942.4060	6.19%	39,942.4060	72.29%

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Ownership of Shares upon Consummation of Acquisition

Bond Fund Class	Name and Address of Shareholder
Class A	Minnesota Life 400 Robert St. N# 16-4178 St. Paul, MN 55101
Class B	MLPF&S Attn. Fund Admin 4800 Deer Lake Dr. E 3rd Floor Jacksonville, FL 32246
Class C	MLPF&S Attn. Fund Admin 4800 Deer Lake Dr. E 3rd Floor Jacksonville, FL 32246
UBS WM USA 499 Washington Blvd Jersey City, NJ 07310
Class I	Merrill Lynch 4800 Deer Lake Dr. Jacksonville, FL 32246
NFS Marshall & Ilsley Trust Co. FBO Bank 98 Milwaukee, WI 53224 Waddell & Reed Financial P.O. Box 29217 S M KS 66201
Class Y	Nationwide P.O. Box 182029 Columbus, OH 43218
LPL Financial P.O. Box 509046 San Diego, CA 92150

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THE BOARD OF TRUSTEES UNANIMOUSLY RECOMMEND APPROVAL OF THE AGREEMENT AND PLAN OF REORGANIZATION.

Required Vote for the Proposal

Approval of the Agreement and Plan of Reorganization by and between the Trust on behalf of the Mortgage Securities Fund and Bond Fund, will require the affirmative vote of the holders of a majority of the shares of the Mortgage Securities Fund entitled to vote at the Meeting. A vote of the shareholders of the Bond Fund is not needed to approve the Acquisition.

GENERAL

Voting Information

The Board of Trustees is soliciting proxies from the shareholders of the Mortgage Securities Fund in connection with the Meeting, which has been called to be held at 4:00 p.m. Central Time on November 23, 2010, at 6300 Lamar Avenue, Overland Park, Kansas. The meeting notice, this Prospectus/Proxy and proxy cards are being mailed to shareholders beginning on or about September 10, 2010.

Information About Proxies and the Conduct of the Meeting

Solicitation of Proxies. Proxies will be solicited primarily by mailing this Prospectus/Proxy and its enclosures, but proxies may also be solicited through further mailings, telephone calls, personal interviews or e-mail by officers of the Trust or by employees or agents of its service contractors.

Voting Process

You can vote in any one of the following ways:

(a)	By mail, by filling out and returning the enclosed proxy card;

(b)	By phone or Internet (see enclosed proxy card for instructions); or

(c)	In person at the Meeting.

Shareholders who owned shares on the record date, August 30, 2010, are entitled to vote at the Meeting. For each dollar of net asset value of the Mortgage Securities Fund that you own, you are entitled to one vote, and for each fractional share you hold, you are entitled to a proportionate fractional vote. If you choose to vote by mail and you are an individual account owner, please sign exactly as your name appears on the proxy card. Either owner of a joint account may sign the proxy card, but the signer’s name must exactly match the name that appears on the card.

Costs. The Bond Fund will bear the transfer agency costs related to the Acquisition and the costs of registration of its shares to be issued to shareholders of the Mortgage Securities Fund upon the closing of the Acquisition. All other costs of

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the Meeting that are estimated to be $132,000, including the costs of soliciting proxies, and the costs of the Acquisition will be borne by the Mortgage Securities Fund and the Adviser in the following percentages (and corresponding dollar amounts): Mortgage Securities Fund 50% ($66,000) and Adviser 50% ($66,000). These amounts, using information as of March 31, 2010, are estimated to have an impact of less than one-half cent per share to the Mortgage Securities Fund. In the event that the shareholders of the Mortgage Securities Fund do not approve the Agreement and Plan of Reorganization or the Acquisition does not close for any reason, the Adviser will bear the costs of the failed Acquisition which would otherwise have been borne by the Mortgage Securities Fund and the Bond Fund.

Voting and Tabulation of Proxies. Shares represented by duly executed proxies will be voted as instructed on the proxy. If no instructions are given, the proxy will be voted in favor of the Proposal. You can revoke your proxy at any time before it is exercised by sending a signed, written letter of revocation to the Secretary of the Trust, by properly executing and submitting a later-dated proxy or by attending the Meeting and voting in person.

Votes cast in person or by proxy at the Meeting will be counted by persons appointed by the Mortgage Securities Fund as proxies for the Meeting (the “Designees”). A quorum is constituted with respect to the Mortgage Securities Fund by presence in person or by proxy of the holders of more than 50% of the outstanding shares of the Mortgage Securities Fund entitled to vote at the Meeting. In determining whether a quorum is present, abstentions and “broker non-votes” will be treated as shares that are present and entitled to vote. Since these shares will be counted as present, but not as voting in favor of the Proposal, these shares will have the same effect as if they cast votes against the Proposal. “Broker non-votes” are shares held by brokers or nominees as to which (i) the broker or nominee does not have discretionary voting power and (ii) the broker or nominee has not received instructions from the beneficial owner or other person who is entitled to instruct how the shares will be voted.

Class E Shares. The InvestEd Plan (“InvestEd Plan”) was established under the Arizona Family College Savings Program (the “Program”). The Program was established by the State of Arizona as a qualified state tuition program in accordance with Section 529 of the Internal Revenue Code of 1986, as amended (the “Code”). Contributions to the InvestEd Plan accounts may be invested in shares of the Funds which are held in the name and for the benefit of the Arizona Commission for PostSecondary Education (“ACPE”) in its capacity as Trustee of the Program. The ACPE is responsible for casting votes for the beneficial owners of InvestEd Plan accounts (“Accountholders”). The ACPE will consider input from Accountholders in voting proxies but is not required to vote based on input from Accountholders. In voting proxies on routine items, such as uncontested election of directors, the ACPE generally will vote for such proposals. If you want to provide your input to the ACPE, please visit www.az529.gov.

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Adviser and Underwriter. The address of the investment adviser to both the Mortgage Securities Fund and the Bond Fund is Ivy Investment Management Company, 6300 Lamar Avenue, P.O. Box 29217, Shawnee Mission, Kansas 66201-9217. The Adviser is an indirect, wholly owned subsidiary of Waddell & Reed Financial, Inc. (“Waddell & Reed”), a publicly held company. During the fiscal year ended March 31, 2010, the Mortgage Securities Fund paid the Adviser management fees at an annual rate of 0.50% as a percentage of the Mortgage Securities Fund’s net assets. During the fiscal year ended March 31, 2010, the Bond Fund paid the Adviser management fees at an annual rate of 0.52% as a percentage of the Bond Fund’s net assets.

The address of the Mortgage Securities Fund’s principal underwriter, Ivy Funds Distributor, Inc., is 6300 Lamar Avenue, P.O. Box 29217, Shawnee Mission, Kansas 66201.

Investment Subadvisor. Advantus Capital Management, Inc., an SEC-registered investment advisor located at 400 Robert Street North, St. Paul, Minnesota 55101, serves as investment subadvisor to, and as such provides investment advice to, and generally conducts the investment management program for, the Mortgage Securities Fund and the Bond Fund under an agreement with the Adviser. Since its inception in 1985, Advantus Capital and its predecessor have provided investment advisory services for mutual funds and have managed investment portfolios for various private accounts, including its affiliate, Minnesota Life Insurance Company (“Minnesota Life”). Both Advantus Capital and Minnesota Life are wholly-owned subsidiaries of Securian Financial Group, Inc., which is a second-tier subsidiary of Minnesota Mutual Companies, Inc., a mutual insurance holding company. Personnel of Advantus Capital also manage Minnesota Life’s investment portfolio. Advantus Capital had approximately $19 billion in assets under management as of March 31, 2010.

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Other Service Providers for the Bond Fund and the Mortgage Securities Fund. The Mortgage Securities Fund and Bond Fund have the same service providers. Upon completion of the Acquisition, the Bond Fund will continue to engage its existing service providers. Following are the names and addresses of certain service providers for the Bond Fund and the Mortgage Securities Fund.

BOND FUND and MORTGAGE SECURITIES FUND
Investment Manager	Ivy Investment Management Company 6300 Lamar Avenue P.O. Box 29217 Shawnee Mission, Kansas 66201-9217

Accounting Services Agent	Waddell & Reed Services Company 6300 Lamar Avenue P.O. Box 29217 Shawnee Mission, Kansas 66201-9217

Transfer Agent	Waddell & Reed Services Company 6300 Lamar Avenue P.O. Box 29217 Shawnee Mission, Kansas 66201-9217

Custodian	UMB Bank, N.A. 928 Grand Boulevard Kansas City, Missouri 64106

Independent Registered Public Accounting Firm	Deloitte & Touche LLP 1100 Walnut Street, Suite 3300 Kansas City, Missouri 64106

Outstanding Shares and Significant Shareholders. See the section “Fund Information” in this Prospectus/Proxy for a list of the total number of shares outstanding as of August 30, 2010 for each class of the Mortgage Securities Fund entitled to vote at the Meeting. It also identifies holders of more than 5% or 25% of any class of shares of each Fund, and contains information about the executive officers and Trustees of the Trust and their shareholdings in the Mortgage Securities Fund and the Trust as a whole.

Adjournments; Other Business. In the event that a quorum is not present at the Meeting with respect to a particular Mortgage Securities Fund, or if the Mortgage Securities Fund has not received enough votes by the time of the Meeting to approve the Proposal, the Designees, or their substitutes, may propose that such Meeting be adjourned one or more times to permit further solicitation of proxies. Any adjournment requires the affirmative vote of a majority of the total number of

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shares of the Mortgage Securities Fund that are present in person or by proxy when the adjournment is being voted on. If a quorum is present, the Designees will vote in favor of any such adjournment all proxies that they are entitled to vote in favor of the Proposal and the Designees will vote against any such adjournment any proxy that directs them to vote against the Proposal. The Designees will not vote any proxy that directs them to abstain from voting on the Proposal.

The Meeting has been called to transact any business that properly comes before it. The only business that management of the Mortgage Securities Fund intends to present or knows that others will present is the Proposal. If any other matters properly come before the Meeting, and on all matters incidental to the conduct of the Meeting, the Designees intend to vote the proxies in accordance with their judgment, unless the Secretary of the Trust has previously received written contrary instructions from the shareholder entitled to vote the shares.

Shareholder Proposals at Future Meetings. Neither the Mortgage Securities Fund nor the Bond Fund holds annual or other regular meetings of shareholders. Shareholder proposals to be presented at any future meeting of shareholders of the Mortgage Securities Fund or Bond Fund must be received by the relevant Fund or Trust in writing a reasonable time before the Mortgage Securities Fund or Bond Fund, as the case may be, solicits proxies for that meeting in order to be considered for inclusion in the proxy materials for that meeting. Shareholder proposals should be sent to the relevant Fund, Attention: Secretary, at 6300 Lamar Avenue, P.O. Box 29217, Shawnee Mission, Kansas 66201-9217.

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APPENDIX A

AGREEMENT AND PLAN OF REORGANIZATION

THIS AGREEMENT AND PLAN OF REORGANIZATION (the “Agreement”) dated as of             , 2010 by and between (i) Ivy Funds (the “Trust”), a Delaware statutory trust established under an Agreement and Declaration of Trust dated [November 13, 2008], and in effect on the date hereof (the “Declaration of Trust”), on behalf of the Ivy Mortgage Securities Fund (the “Acquired Fund”), a series of the Trust, and (ii) the Trust, on behalf of the Ivy Bond Fund (the “Acquiring Fund”), a series of the Trust.

This Agreement is intended to be and is adopted as a plan of reorganization within the meaning of the regulations under Section 368(a) of the United States Internal Revenue Code of 1986, as amended (the “Code”). The reorganization will consist of the transfer of all of the assets of the Acquired Fund in exchange for Class A shares, Class B shares, Class C shares, Class E shares, Class I shares and Class Y shares of beneficial interest of the Acquiring Fund (the “Acquiring Shares”), and the assumption by the Acquiring Fund of all the liabilities of the Acquired Fund (other than certain expenses of the reorganization contemplated hereby) and the distribution of such shares of the Acquiring Fund to the shareholders of the Acquired Fund in liquidation of the Acquired Fund, all upon the terms and conditions set forth in this Agreement.

In consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

1. TRANSFER OF ASSETS OF ACQUIRED FUND IN EXCHANGE FOR ASSUMPTION OF LIABILITIES AND ACQUIRING SHARES AND LIQUIDATION OF ACQUIRED FUND.

1.1	Subject to the terms and conditions herein set forth and on the basis of the representations and warranties contained herein,

(a)	The Trust, on behalf of the Acquired Fund, will transfer and deliver to the Trust, on behalf of the Acquiring Fund, and the Acquiring Fund will acquire, all the assets of the Acquired Fund as set forth in paragraph 1.2.

(b)	The Acquiring Fund will assume all of the Acquired Fund’s liabilities and obligations of any kind whatsoever, whether absolute, accrued, contingent or otherwise in existence on the Closing Date (as defined in paragraph 1.2 hereof) (collectively, the “Obligations”), except that expenses of reorganization contemplated hereby to be paid by the Acquired Fund pursuant to paragraph 9 shall not be assumed or paid by the Acquiring Fund.

(c)	The Acquiring Fund will issue and deliver to the Acquired Fund in exchange for the assets transferred pursuant to paragraph 1.1(a) and the assumption of liabilities pursuant to paragraph 1.1(b) the number of full and fractional (rounded to the third decimal place) Class A shares, Class B shares, Class C shares, Class E shares, Class I shares and Class Y shares determined by dividing the net value of the Acquired Fund, computed in the manner and as of the time and date set forth in paragraph 2.1, attributable to each such class of shares of the Acquired Fund by the net asset value (“NAV”) of one Acquiring Share of the same class, computed in the manner and as of the time and date set forth in paragraph 2.2. Such transactions shall take place at the closing provided for in paragraph 3.1 (the “Closing”).

1.2	The assets of the Acquired Fund to be acquired by the Acquiring Fund shall consist of all cash, securities, dividends and interest receivable, receivables for shares sold and all other assets which are owned by the Acquired Fund on the closing date provided in paragraph 3.1 (the “Closing Date”), including any deferred expenses, other than unamortized organizational expenses, shown as an asset on the books of the Acquired Fund on the Closing Date.

1.3	As provided in paragraph 3.4, as soon after the Closing Date as is conveniently practicable (the “Liquidation Date”), the Acquired Fund will liquidate and distribute pro rata to its shareholders of record (the “Acquired Fund Shareholders”), determined as of the close of business on the Valuation Date (as defined in paragraph 2.1), the Acquiring Shares received by the Acquired Fund pursuant to paragraph 1.1. Such liquidation and distribution will be accomplished by the transfer of the Acquiring Shares then credited to the account of the Acquired Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Acquired Fund Shareholders and representing the respective pro rata number of full and fractional (rounded to the third decimal place) Acquiring Shares due such shareholders, by class (i.e., the account for each Acquired Fund Shareholder of a class of Acquired Shares will be credited with the respective pro rata number of shares of the Corresponding Class of Acquiring Shares due that Shareholder). The Acquiring Fund shall not be obligated to issue certificates representing Acquiring Shares in connection with such exchange.

1.4	With respect to Acquiring Shares distributable pursuant to paragraph 1.3 to an Acquired Fund Shareholder holding a certificate or certificates for shares of the Acquired Fund, if any, on the Valuation Date, the Trust will not permit such shareholder to receive Acquiring Share certificates therefore, exchange such Acquiring Shares for shares of other investment companies, effect an account transfer of such Acquiring Shares, or pledge or redeem such Acquiring Shares until such Shareholder has surrendered all his or her outstanding certificates for Acquired Fund shares or, in the event of lost certificates, posted adequate bond.

1.6	As promptly as possible after the Closing Date, the Acquired Fund shall be terminated pursuant to the provisions of the Declaration of Trust and the laws of the State of Delaware, and, after the Closing Date, the Acquired Fund shall not conduct any business except in connection with its liquidation.

2. VALUATION.

2.1	For the purpose of paragraph 1, the value of the shares of each class of the Acquired Fund shall be equal to the net asset value of such shares of the Acquired Fund computed as of the close of regular trading on the New York Stock Exchange on the business day next preceding the Closing (such time and date being herein called the “Valuation Date”) using the valuation procedures as adopted by the Board of Trustees of the Trust and as set forth in the then-current prospectus or prospectuses or statement or statements of additional information of the Trust (collectively, as amended or supplemented from time to time, the “Acquiring Fund Prospectus”), after deduction for the expenses of the reorganization contemplated hereby to be paid by the Acquired Fund pursuant to paragraph 9, and shall be certified by an authorized officer of the Trust.

2.2	For the purpose of paragraph 1, the net asset value per share of each class of Acquiring Shares shall be the net asset value per share computed as of the close of regular trading on the New York Stock Exchange on the Valuation Date, using the valuation procedures as adopted by the Board of Trustees of the Trust and as set forth in the Acquiring Fund Prospectus. All computations pursuant to paragraphs 2.1 and 2.2 shall be made by or under the direction of Ivy Investment Management Company.

3. CLOSING AND CLOSING DATE.

3.1	The Closing Date shall be on January 31, 2011 or on such other date as the parties may agree in writing. The Closing shall be held at 9:00 a.m. on the Closing Date at the offices of Waddell & Reed Financial, Inc., located at 6300 Lamar Avenue, Overland Park, Kansas or at such other time and/or place as the parties may agree.

3.2

On the Closing Date, the portfolio securities of the Acquired Fund and all the Acquired Fund’s cash shall be delivered by the Acquired Fund to the account of the Acquiring Fund, such portfolio securities to be duly endorsed in proper form for transfer in such manner and condition as to constitute good delivery thereof in accordance with the custom of brokers or, in the case of portfolio securities held in the U.S. Treasury Department’s book-entry system or by the Depository Trust Company, Participants Trust Company or other third party depositories, by transfer in accordance with Rule 17f-4, Rule 17f-5 or Rule 17f-7, as the case may be, under the Investment Company Act of 1940, as amended (the “1940

Act”) and accompanied by all necessary federal and state stock transfer stamps or a check for the appropriate purchase price of such transfer stamps. The cash delivered shall be in the form of currency or certified or official bank checks, payable to the order of “UMB Bank, n.a., custodian for Ivy Bond Fund, a series of Ivy Funds.”

3.3	In the event that on the Valuation Date (a) the New York Stock Exchange shall be closed to trading or general trading thereon shall be restricted, or (b) trading or the reporting of trading on said Exchange or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of the Acquired Fund is impracticable, the Valuation Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored; provided that if trading shall not be fully resumed and reporting restored within three business days after the original Valuation Date, this Agreement may be terminated by either Fund upon the giving of written notice to the other Fund.

3.4	At the Closing, the Acquired Fund or its transfer agent shall deliver to the Acquiring Fund or its designated agent a list of the names and addresses of the Acquired Fund Shareholders and the number of outstanding shares of beneficial interest of each class of the Acquired Fund owned by each Acquired Fund Shareholder, all as of the close of business on the Valuation Date.

3.5	At the Closing each party shall deliver to the other such bills of sale, instruments of assumption of liabilities, checks, assignments, stock certificates, receipts or other documents as such other party or its counsel may reasonably request in connection with the transfer of assets, assumption of liabilities and liquidation contemplated by paragraph 1.

4. REPRESENTATIONS AND WARRANTIES.

4.1	The Trust, on behalf of the Acquired Fund, represents and warrants the following to the Acquiring Fund as of the date hereof and agrees to confirm the continuing accuracy and completeness in all material respects of the following on the Closing Date:

(a)

The Acquired Fund’s current prospectus or prospectuses and statement of additional information or statements of additional information (collectively, as amended or supplemented from time to time, the “Acquired Fund Prospectus”) conform in all material respects with the applicable requirements of the Securities Act of 1933, as amended (the “1933 Act”), and the rules and regulations of the SEC thereunder and does not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading, and there are no material contracts to which the Acquired Fund is a party that are not referred to in the Acquired Fund Prospectus or in the registration statement of which it is a part;

(b)	The statement of assets and liabilities, the statement of operations, the statement of changes in net assets and the schedule of investments at, as of and for the two years ended March 31, 2010, of the Acquired Fund, audited by Deloitte & Touche LLP, copies of which have been furnished to the Acquiring Fund, fairly reflect the financial condition and results of operations of the Acquired Fund as of such dates and the results of its operations for the periods then ended in accordance with generally accepted accounting principles consistently applied, and the Acquired Fund has no known liabilities of a material amount, contingent or otherwise, other than those shown on the statement of net assets referred to above or those incurred in the ordinary course of its business since March 31, 2010;

(c)	Since March 31, 2010, there has not been any material adverse change in the Acquired Fund’s financial condition, assets, liabilities or business (other than changes occurring in the ordinary course of business), or any incurrence by the Acquired Fund of indebtedness, except as disclosed in writing to the Acquiring Fund. For the purposes of this subparagraph (g), distributions of net investment income and net realized capital gains, changes in portfolio securities, changes in the market value of portfolio securities or net redemptions shall be deemed to be in the ordinary course of business;

(d)	By the Closing Date, all federal and other tax returns and reports of the Acquired Fund required by law to have been filed by such date (giving effect to extensions) shall have been filed, and all federal and other taxes shown to be due on said returns and reports shall have been paid so far as due, or provision shall have been made for the payment thereof, and to the best of the Acquired Fund’s knowledge no such return is currently under audit and no assessment has been asserted with respect to any such return;

(e)

For all taxable years and all applicable quarters of such years from the date of its inception, the Acquired Fund has met, and for the taxable year ending on the Closing Date, will meet the requirements of Subchapter M of the Code for treatment as a “regulated investment company” within the meaning of Section 851 of the Code, and the Acquired Fund has no earnings and profits accumulated in any taxable year in which the provisions of Subchapter M did not apply to it. Neither the Trust nor the Acquired Fund has at any time since its inception been liable for nor is now liable for any material tax pursuant to Sections 852 or 4982 of the Code, except as previously disclosed in writing to and accepted by the

Acquiring Fund. The Acquired Fund has duly filed all federal, state, local and foreign tax returns which are required to have been filed, and all taxes of the Acquired Fund which are due and payable have been paid except for amounts that alone or in the aggregate would not reasonably be expected to have a material adverse effect. The Acquired Fund is in compliance in all material respects with applicable regulations of the Internal Revenue Service pertaining to the reporting of dividends and other distributions on and redemptions of its capital stock and to withholding in respect of dividends and other distributions to shareholders, and is not liable for any material penalties which could be imposed thereunder;

(f)	The authorized capital of the Trust consists of an unlimited number of shares of beneficial interest, no par value, of such number of different series as the Board of Trustees of the Trust may authorize from time to time. The outstanding shares of beneficial interest in the Acquired Fund are, and at the Closing Date will be, divided into Class A shares, Class B shares, Class C shares, Class E shares, Class I shares and Class Y shares, each having the characteristics described in the Acquired Fund Prospectus. All issued and outstanding shares of the Acquired Fund are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and (except as set forth in the Acquired Fund Prospectus), nonassessable by the Acquired Fund and will have been issued in compliance with all applicable registration or qualification requirements of federal and state securities laws. No options, warrants or other rights to subscribe for or purchase, or securities convertible into, any shares of beneficial interest of the Acquired Fund are outstanding and none will be outstanding on the Closing Date;

(g)	The Acquired Fund’s investment operations from inception to the date hereof have been in compliance in all material respects with the investment policies and investment restrictions set forth in its prospectus and statement of additional information as in effect from time to time, except as previously disclosed in writing to and accepted by the Acquiring Fund;

(h)	The Acquiring Shares to be issued to the Acquired Fund pursuant to paragraph 1 will not be acquired for the purpose of making any distribution thereof other than to the Acquired Fund Shareholders as provided in paragraph 1.3;

(i)	No consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Acquired Fund of the transactions contemplated by this Agreement, except such as may be required under the 1933 Act, the Securities Exchange Act of 1934, as amended (the “1934 Act”), the 1940 Act and state insurance, securities or blue sky laws (which term as used in this Agreement shall include the laws of the District of Columbia and of Puerto Rico);

(j)	At the Closing Date, the Trust, on behalf of the Acquired Fund, will have good and marketable title to its assets to be transferred to the Acquiring Fund pursuant to paragraph 1.1 and will have full right, power and authority to sell, assign, transfer and deliver the Investments (as defined below) and any other assets of the Acquired Fund to be transferred to the Acquiring Fund pursuant to this Agreement. At the Closing Date, subject only to the delivery of the Investments and any such other assets and payment therefore as contemplated by this Agreement, the Acquiring Fund will acquire good and marketable title thereto and will acquire the Investments and any such other assets subject to no encumbrances, liens or security interests whatsoever and without any restrictions upon the transfer thereof, except as previously disclosed to and accepted by the Acquiring Fund. As used in this Agreement, the term “Investments” shall mean the Acquired Fund’s investments shown on the schedule of its investments as of March 31, 2010 referred to in Section 4.1(f) hereof, as supplemented with such changes in the portfolio as the Acquired Fund shall make, and changes resulting from stock dividends, stock splits, mergers and similar corporate actions through the Closing Date;

(k)	At the Closing Date, the Acquired Fund will have sold such of its assets, if any, as are necessary to assure that, after giving effect to the acquisition of the assets of the Acquired Fund pursuant to this Agreement, the Acquiring Fund will remain a “diversified company” within the meaning of Section 5(b)(1) of the 1940 Act and in compliance with such other mandatory investment restrictions as are set forth in the Acquiring Fund Prospectus, as amended through the Closing Date; and

(l)	No registration of any of the Investments under the Securities Act or under any state securities or blue sky laws would be required if they were, as of the time of such transfer, the subject of a public distribution by either of the Acquiring Fund or the Acquired Fund, except as previously disclosed by the Acquired Fund to and accepted by the Acquiring Fund.

4.2	The Trust, on behalf of the Acquiring Fund, represents and warrants the following to the Acquired Fund as of the date hereof and agrees to confirm the continuing accuracy and completeness in all material respects of the following on the Closing Date:

(a)

The Acquiring Fund Prospectus conforms in all material respects with the applicable requirements of the 1933 Act and the rules and regulations of the SEC thereunder and does not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading, and there are no material contracts to which the Acquiring Fund is a party that are not referred to in the Acquiring Fund Prospectus or in the registration statement of which it is a part;

(b)	At the Closing Date, the Acquiring Fund will have good and marketable title to its assets;

(c)	The statement of assets and liabilities, the statement of operations, the statement of changes in net assets and the schedule of investments at, as of and for the two years ended March 31, 2010, of the Acquiring Fund, audited by Deloitte & Touche LLP fairly reflect the financial condition and results of operations of the Acquiring Fund as of such dates and the results of its operations for the periods then ended in accordance with generally accepted accounting principles consistently applied, and the Acquiring Fund has no known liabilities of a material amount, contingent or otherwise, other than those shown on the statement of net assets referred to above or those incurred in the ordinary course of its business since March 31, 2010.

(d)	Since March 31, 2010, there has not been any material adverse change in the Acquiring Fund’s financial condition, assets, liabilities or business (other than changes occurring in the ordinary course of business), or any incurrence by the Acquiring Fund of indebtedness, except as disclosed in writing to the Acquired Fund. For the purposes of this subparagraph (h), changes in portfolio securities, changes in the market value of portfolio securities or net redemptions shall be deemed to be in the ordinary course of business;

(e)	By the Closing Date, all federal and other tax returns and reports of the Acquiring Fund required by law to have been filed by such date (giving effect to extensions) shall have been filed, and all federal and other taxes shown to be due on said returns and reports shall have been paid so far as due, or provision shall have been made for the payment thereof, and to the best of the Acquiring Fund’s knowledge no such return is currently under audit and no assessment has been asserted with respect to such returns;

(f)

For all taxable years and all applicable quarters of such years from the date of its inception, the Acquiring Fund has met, and for the current taxable year will meet, the requirements of Subchapter M of the Code for treatment as a “regulated investment company” within the meaning of Section 851 of the Code. Neither the Trust nor the Acquiring Fund has at any time since its inception been liable for nor is now liable for any material tax pursuant to Sections 852 or 4982 of the Code, except as previously disclosed in writing to and accepted by the Acquired Fund. The Acquiring Fund has duly filed all federal, state, local and foreign tax returns which are required to have been filed, and all taxes of the

Acquiring Fund which are due and payable have been paid except for amounts that alone or in the aggregate would not reasonably be expected to have a material adverse effect. The Acquiring Fund is in compliance in all material respects with applicable regulations of the Internal Revenue Service pertaining to the reporting of dividends and other distributions on and redemptions of its capital stock and to withholding in respect of dividends and other distributions to shareholders, and is not liable for any material penalties which could be imposed thereunder;

(g)	The authorized capital of the Trust consists of an unlimited number of shares of beneficial interest, no par value, of such number of different series as the Board of Trustees of the Trust may authorize from time to time. The outstanding shares in the Acquiring Fund are, and at the Closing Date will be, divided into Class A shares, Class B shares, Class C shares, Class E shares, Class I shares and Class Y shares, each having the characteristics described in the Acquiring Fund Prospectus. All issued and outstanding shares of the Acquiring Fund are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and (except as set forth in the Acquiring Fund Prospectus) non-assessable by the Trust, and will have been issued in compliance with all applicable registration or qualification requirements of federal and state securities laws. No options, warrants or other rights to subscribe for or purchase, or securities convertible into, any shares of common stock in the Acquiring Fund of any class are outstanding and none will be outstanding on the Closing Date (except such rights as the Acquiring Fund may have pursuant to this Agreement);

(h)	The Acquiring Fund’s investment operations from inception to the date hereof have been in compliance in all material respects with the investment policies and investment restrictions set forth in its prospectus or prospectuses and statement or statements of additional information as in effect from time to time;

(i)	The Acquiring Shares to be issued and delivered to the Acquired Fund pursuant to the terms of this Agreement will at the Closing Date have been duly authorized and, when so issued and delivered, will be duly and validly issued Class A shares, Class B shares, Class C shares, Class E shares, Class I shares or Class Y shares, as the case may be, in the Acquiring Fund, and will be fully paid and (except as set forth in the Acquiring Fund Prospectus) non-assessable by the Trust, and no shareholder of the Trust will have any preemptive right of subscription or purchase in respect thereof;

(j)	No consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Acquiring Fund of the transactions contemplated by this Agreement, except such as may be required under 1933 Act, the 1934 Act, the 1940 Act and state insurance, securities or blue sky laws.

5. COVENANTS OF THE ACQUIRED FUND AND THE ACQUIRING FUND.

The Trust, on behalf of the Acquiring Fund on the one hand and the Acquired Fund on the other hand, hereby covenants and agrees as follows:

5.1	The Acquired Fund will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business may include paying regular and customary periodic dividends and other distributions.

5.2	The Acquired Fund will call a meeting of its shareholders to be held prior to the Closing Date to consider and approve this Agreement and take all other reasonable action necessary to obtain the required shareholder approval of the transactions contemplated hereby.

5.3	In connection with the Acquired Fund shareholders’ meeting referred to in paragraph 5.2, the Acquired Fund will prepare a Proxy Statement for such meeting, to be included in a Registration Statement on Form N-14 (the “Registration Statement”) which the Trust will prepare and file for the registration under the 1933 Act of the Acquiring Shares to be distributed to the Acquired Fund Shareholders pursuant hereto, all in compliance with the applicable requirements of the 1933 Act, the 1934 Act, and the 1940 Act.

5.4	The Acquiring Fund will advise the Acquired Fund promptly if at any time prior to the Closing Date the Acquiring Fund becomes aware that the assets of the Acquired Fund include any securities which the Acquiring Fund is not permitted to acquire.

5.5	Subject to the provisions of this Agreement, the Acquired Fund and the Acquiring Fund will each take or cause to be taken all actions, and do or cause to be done all things reasonably necessary, proper or advisable to cause the conditions to the other party’s obligations to consummate the transactions contemplated hereby to be met or fulfilled and otherwise to consummate and make effective such transactions.

5.6	The Acquiring Fund will use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state securities or blue sky laws as it may deem appropriate in order to continue its operations after the Closing Date.

6. CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRED FUND.

The obligations of the Acquired Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Acquiring Trust, on behalf of the Acquiring Fund, of all the obligations to be performed by it hereunder on or before the Closing Date.

7. CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND.

The obligations of the Acquiring Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Trust, on behalf of the Acquired Fund, of all the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, to the following further conditions:

7.1	Prior to the Closing Date, the Acquired Fund shall have declared a dividend or dividends which, together with all previous dividends, shall have the effect of distributing all of the Acquired Fund’s investment company taxable income for its taxable years ending on or after March 31, 2010 and on or prior to the Closing Date (computed without regard to any deduction for dividends paid), and all of its net capital gains realized in each of its taxable years ending on or after March 31, 2010 and on or prior to the Closing Date.

7.2	The custodian of the Acquired Fund shall have delivered to the Acquiring Fund a certificate identifying all of the assets of the Acquired Fund held by such custodian as of the Valuation Date, and the Acquired Fund shall have delivered to the Acquiring Fund a statement of assets and liabilities of the Acquired Fund as of the Valuation Date, prepared in accordance with generally accepted accounting principles consistently applied from the prior audited period, certified by the Treasurer of the Acquired Fund.

8. FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF EACH OF THE ACQUIRING FUND AND THE ACQUIRED FUND.

The obligations of the Trust on behalf of the Acquired Fund on the one hand and on behalf of the Acquiring Fund on the other hand hereunder are subject to the further conditions that on or before the Closing Date:

8.1	This Agreement and the transactions contemplated herein shall have been approved by the vote of the required majority of the holders of the outstanding shares of the Acquired Fund of record on the record date for the meeting of its shareholders referred to in paragraph 5.2;

8.2	On the Closing Date no action, suit or other proceeding shall be pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated hereby;

8.3	All consents of other parties and all other consents, orders and permits of federal, state and local regulatory authorities (including those of the SEC and of state blue sky and securities authorities) deemed necessary by the Trust to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Acquired Fund;

8.4	The Registration Statement referred to in paragraph 5.3 shall have become effective under the 1933 Act and no stop order suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act;

8.5	The Trust on behalf of each of the Acquired Fund and the Acquiring Fund shall have received a favorable opinion of K&L Gates LLP satisfactory to the Trust substantially to the effect that, for federal income tax purposes:

(a)	The acquisition by the Acquiring Fund of the assets of the Acquired Fund in exchange for the Acquiring Fund’s assumption of the Obligations of the Acquired Fund and issuance of the Acquiring Shares, followed by the distribution by the Acquired Fund of such Acquiring Shares to the shareholders of the Acquired Fund in exchange for their shares of the Acquired Fund, all as provided in paragraph 1 hereof, will constitute a reorganization within the meaning of Section 368(a) of the Code, and the Acquired Fund and the Acquiring Fund will each be “a party to a reorganization” within the meaning of Section 368(b) of the Code;

(b)	No gain or loss will be recognized to the Acquired Fund (i) upon the transfer of its assets to the Acquiring Fund in exchange for the Acquiring Shares and the Acquiring Fund’s assumption of the Obligations or (ii) upon the distribution of the Acquiring Shares to the shareholders of the Acquired Fund as contemplated in paragraph 1 hereof;

(c)	No gain or loss will be recognized by the Acquiring Fund upon the receipt of the assets of the Acquired Fund in exchange for the assumption of the Obligations and issuance of the Acquiring Shares as contemplated in paragraph 1 hereof;

(d)	The tax basis of the assets of the Acquired Fund acquired by the Acquiring Fund will be the same as the basis of those assets in the hands of the Acquired Fund immediately prior to the transfer, and the holding period of the assets of the Acquired Fund in the hands of the Acquiring Fund will include the period during which those assets were held by the Acquired Fund;

(e)	The Acquired Fund Shareholders will recognize no gain or loss upon the exchange of their shares of the Acquired Fund for the Acquiring Shares;

(f)	The tax basis of the Acquiring Shares to be received by each Acquired Fund Shareholder will be the same in the aggregate as the aggregate tax basis of the shares of the Acquired Fund surrendered in exchange therefor;

(g)	The holding period of the Acquiring Shares to be received by each Acquired Fund Shareholder will include the period during which the shares of the Acquired Fund surrendered in exchange therefor were held by such shareholder, provided such shares of the Acquired Fund were held as a capital asset on the date of the exchange; and

(h)	The Acquiring Fund will succeed to and take into account the items of the Acquired Fund described in Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code and the regulations thereunder.

8.6	At any time prior to the Closing, any of the foregoing conditions of this paragraph 8 may be waived by the Board of Trustees of the Trust if, in their judgment, such waiver will not have a material adverse effect on the interests of the shareholders of the Acquired Fund and the Acquiring Fund.

9. FEES AND EXPENSES.

9.1	All fees paid to governmental authorities for the registration or qualification of the Acquiring Shares and all transfer agency costs related to the Acquiring Shares shall be allocated to the Trust, on behalf of the Acquiring Fund. All of the other expenses of the transactions, including without limitation, fees and expenses related to printing, mailing, solicitation of proxies, tabulation of votes and accounting, legal and custodial expenses, contemplated by this Agreement shall be allocated to the Trust, on behalf of the Acquired Fund. The expenses detailed above shall be borne as follows: Acquired Fund (50%) and Ivy Investment Management Company (50%). Neither Fund will be reimbursed for any expenses incurred by it or on its behalf in connection with the reorganization contemplated by this Agreement unless those expenses are solely and directly related to the reorganization contemplated by this Agreement (determined in accordance with the guidelines set forth in Rev. Rul. 73-54, 1973-1 C.B. 187).

9.2	In the event the transactions contemplated by this Agreement are not consummated, then Ivy Investment Management Company agrees that it shall bear all of the costs and expenses incurred by both the Acquiring Fund and the Acquired Fund in connection with such transactions.

9.3	Notwithstanding any other provisions of this Agreement, if for any reason the transactions contemplated by this Agreement are not consummated, neither the Acquiring Fund nor the Acquired Fund shall be liable to the other for any damages resulting therefrom, including, without limitation, consequential damages.

9.4	Notwithstanding any of the foregoing, costs and expenses will in any event be paid by the party directly incurring them if and to the extent that the payment by another party of such costs and expenses would result in the disqualification of such party as a “regulated investment company” within the meaning of Section 851 of the Code.

10. ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES.

10.1	The Trust on behalf of the Acquired Fund and the Trust on behalf of the Acquiring Fund agree that neither party has made any representation, warranty or covenant to the other not set forth herein and that this Agreement constitutes the entire agreement between the parties.

10.2	The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall not survive the consummation of the transactions contemplated hereunder except paragraphs 1.1, 1.3, 1.4, 1.5, 1.6, 3.4, 9, 10, 13 and 14.

11. TERMINATION.

11.1	The Trust may at its option terminate this Agreement at or prior to the Closing Date.

11.2	If the transactions contemplated by this Agreement have not been substantially completed by January 31, 2011, this Agreement shall automatically terminate on that date unless a later date is agreed to by the Trust.

12. AMENDMENTS.

This Agreement may be amended, modified or supplemented in such manner as may be mutually agreed upon in writing by the authorized officers of the Trust on behalf of the Acquiring Fund and the Trust on behalf of the Acquiring Fund; provided, however, that following the shareholders’ meeting called by the Acquired Fund pursuant to paragraph 5.2, no such amendment may have the effect of changing the provisions for determining the number of the Acquiring Shares to be issued to the Acquired Fund Shareholders under this Agreement to the detriment of such shareholders without their further approval.

13. NOTICES.

Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by prepaid courier, telecopy or certified mail addressed to: Ivy Funds, 6300 Lamar Avenue, P. O. Box 29217, Shawnee Mission, Kansas 66201-9217, attn: Secretary.

14. HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT; NON-RECOURSE; FINDERS’ FEES.

14.1	The article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

14.2	This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

14.3	This Agreement shall be governed by and construed in accordance with the domestic substantive laws of the State of Delaware, without giving effect to any choice or conflicts of law rule or provision that would result in the application of the domestic substantive laws of any other jurisdiction.

14.4	This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

14.5	A copy of the Declaration of Trust is on file with the Secretary of the State of Delaware, and notice is hereby given that no trustee, director, officer, agent or employee of the Trust shall have any personal liability under this Agreement, and that this Agreement is binding only upon the assets and properties of the Acquired Fund and the Acquiring Fund.

14.6	The Trust, on behalf of the Acquired Fund, and the Trust, on behalf of the Acquiring Fund, represents and warrants that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed as a sealed instrument by its President or Vice President and its corporate seal to be affixed thereto and attested by its Secretary or Assistant Secretary.

IVY FUNDS,
ATTEST:	on behalf of its Ivy Mortgage Securities Fund

By:	By:

Name:	Name:

Title:	Title:

IVY FUNDS,
ATTEST:	on behalf of its Ivy Bond Fund

By:	By:

Name:	Name:

Title:	Title:

Agreed and accepted as to paragraph 9 only:

ATTEST:	IVY INVESTMENT MANAGEMENT COMPANY

By:	By:

Name:	Name:

Title:	Title:

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APPENDIX B

FINANCIAL HIGHLIGHTS FOR THE PERIOD ENDED

MARCH 31, 2010

FINANCIAL HIGHLIGHTS
Ivy Funds	FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD
IVY BOND FUND

	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized and Unrealized Gain (Loss) on Investments		Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains	Total Distributions
Class A Shares
Fiscal year ended 3-31-2010	$8.76	$0.33	(2)	$1.07	(2)	$1.40	$(0.34)	$-	$(0.34)
Fiscal year ended 3-31-2009	9.84	0.36		(1.06)		(0.70)	(0.38)	-	(0.38)
Fiscal year ended 3-31-2008	10.46	0.47		(0.62)		(0.15)	(0.47)	-	(0.47)
Fiscal year ended 3-31-2007	10.28	0.46		0.18		0.64	(0.46)	-	(0.46)
Fiscal year ended 3-31-2006	10.52	0.42		(0.24)		0.18	(0.42)	-	(0.42)
Class B Shares
Fiscal year ended 3-31-2010	8.76	0.22	(2)	1.07	(2)	1.29	(0.23)	-	(0.23)
Fiscal year ended 3-31-2009	9.84	0.24		(1.06)		(0.82)	(0.26)	-	(0.26)
Fiscal year ended 3-31-2008	10.46	0.36		(0.62)		(0.26)	(0.36)	-	(0.36)
Fiscal year ended 3-31-2007	10.28	0.34		0.18		0.52	(0.34)	-	(0.34)
Fiscal year ended 3-31-2006	10.52	0.30		(0.24)		0.06	(0.30)	-	(0.30)
Class C Shares
Fiscal year ended 3-31-2010	8.76	0.28	(2)	1.06	(2)	1.34	(0.28)	-	(0.28)
Fiscal year ended 3-31-2009	9.84	0.27	(2)	(1.05	)(2)	(0.78)	(0.30)	-	(0.30)
Fiscal year ended 3-31-2008	10.46	0.39		(0.62)		(0.23)	(0.39)	-	(0.39)
Fiscal year ended 3-31-2007	10.28	0.37		0.18		0.55	(0.37)	-	(0.37)
Fiscal year ended 3-31-2006	10.52	0.31		(0.24)		0.07	(0.31)	-	(0.31)

Net Asset Value, End of Period	Total Return		Net Assets, End of Period (in millions)	Ratio of Expenses to Average Net Assets Including Expense Waiver	Ratio of Net Investment Income to Average Net Assets Including Expense Waiver	Ratio of Expenses to Average Net Assets Excluding Expense Waiver(1)	Ratio of Net Investment Income to Average Net Assets Excluding Expense Waiver(1)	Portfolio Turnover Rate

$9.82	16.27	%(3)	$168	1.21%	3.58%	-%	-%	410%
8.76	(7.22	)(3)	98	1.25	3.89	-	-	441
9.84	(1.51	)(3)	95	1.21	4.57	-	-	75
10.46	6.40	(3)	64	1.20	4.48	-	-	91
10.28	1.74	(3)	56	1.23	4.03	-	-	126

9.82	14.84		6	2.41	2.36	-	-	410
8.76	(8.45)		3	2.60	2.51	-	-	441
9.84	(2.59)		2	2.31	3.46	-	-	75
10.46	5.22		2	2.32	3.37	-	-	91
10.28	0.57		1	2.38	2.90	-	-	126

9.82	15.44		19	1.95	2.87	-	-	410
8.76	(7.99)		13	2.06	2.92	-	-	441
9.84	(2.31)		5	2.02	3.76	-	-	75
10.46	5.48		4	2.06	3.62	-	-	91
10.28	0.66		2	2.28	3.01	-	-	126

IVY BOND FUND (Continued)

	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized and Unrealized Gain (Loss) on Investments		Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains	Total Distributions
Class E Shares
Fiscal year ended 3-31-2010	$8.76	$0.34	(2)	$1.07	(2)	$1.41	$(0.35)	$-	$(0.35)
Fiscal year ended 3-31-2009	9.84	0.34		(1.06)		(0.72)	(0.36)	-	(0.36)
Fiscal year ended 3-31-2008(4)	10.46	0.43	(2)	(0.62	)(2)	(0.19)	(0.43)	-	(0.43)
Class I Shares
Fiscal year ended 3-31-2010	8.76	0.38	(2)	1.06	(2)	1.44	(0.38)	-	(0.38)
Fiscal year ended 3-31-2009	9.84	0.39		(1.06)		(0.67)	(0.41)	-	(0.41)
Fiscal year ended 3-31-2008(4)	10.46	0.50	(2)	(0.62	)(2)	(0.12)	(0.50)	-	(0.50)
Class Y Shares
Fiscal year ended 3-31-2010	8.76	0.35	(2)	1.07	(2)	1.42	(0.36)	-	(0.36)
Fiscal year ended 3-31-2009	9.84	0.33	(2)	(1.03	)(2)	(0.70)	(0.38)	-	(0.38)
Fiscal year ended 3-31-2008	10.46	0.46	(2)	(0.62	)(2)	(0.16)	(0.46)	-	(0.46)
Fiscal year ended 3-31-2007	10.28	0.46		0.18		0.64	(0.46)	-	(0.46)
Fiscal year ended 3-31-2006	10.52	0.41		(0.24)		0.17	(0.41)	-	(0.41)

(1)	Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.
(2)	Based on average weekly shares outstanding.
(3)	Total return calculated without taking into account the sales load deducted on an initial purchase.
(4)	For the period from April 2, 2007 (commencement of operations of the class) through March 31, 2008.
(5)	Annualized.
(6)	For the fiscal year ended March 31, 2008.
*	Not shown due to rounding.

Net Asset Value, End of Period	Total Return		Net Assets, End of Period (in millions)		Ratio of Expenses to Average Net Assets Including Expense Waiver		Ratio of Net Investment Income to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(1)	Ratio of Net Investment Income to Average Net Assets Excluding Expense Waiver(1)	Portfolio Turnover Rate

$ 9.82	16.30	%(3)	$2		1.21%		3.56%		1.68%	3.09%	410%
8.76	(7.37	)(3)	1		1.37		3.73		1.77	3.33	441
9.84	(1.85	)(3)	1		1.59	(5)	4.14	(5)	-	-	75	(6)

9.82	16.73		1		0.84		3.84		-	-	410
8.76	(6.88)		-	*	0.88		4.26		-	-	441
9.84	(1.17)		-	*	0.91	(5)	4.87	(5)	-	-	75	(6)

9.82	16.41		6		1.09		3.58		-	-	410
8.76	(7.23)		1		1.19		3.61		1.21	3.59	441
9.84	(1.60)		-	*	1.34		4.42		-	-	75
10.46	6.43		-	*	1.09		4.60		-	-	91
10.28	1.62		-	*	1.34		3.91		-	-	126

FINANCIAL HIGHLIGHTS (Continued)
Ivy Funds	FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD
IVY MORTGAGE SECURITIES FUND

	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains	Total Distributions
Class A Shares
Fiscal year ended 3-31-2010	$7.73	$0.29	(2)	$0.64 (2)	$0.93	$(0.38)	$-	$(0.38)
Fiscal year ended 3-31-2009	9.62	0.35		(1.77)	(1.42)	(0.47)	-	(0.47)
Fiscal year ended 3-31-2008	10.59	0.49		(0.97)	(0.48)	(0.49)	-	(0.49)
Fiscal year ended 3-31-2007	10.44	0.51		0.15	0.66	(0.51)	-	(0.51)
Fiscal year ended 3-31-2006	10.68	0.48		(0.24)	0.24	(0.48)	-	(0.48)
Class B Shares
Fiscal year ended 3-31-2010	7.73	0.22	(2)	0.63 (2)	0.85	(0.30)	-	(0.30)
Fiscal year ended 3-31-2009	9.62	0.26		(1.77)	(1.51)	(0.38)	-	(0.38)
Fiscal year ended 3-31-2008	10.59	0.39		(0.97)	(0.58)	(0.39)	-	(0.39)
Fiscal year ended 3-31-2007	10.44	0.40		0.15	0.55	(0.40)	-	(0.40)
Fiscal year ended 3-31-2006	10.68	0.36		(0.24)	0.12	(0.36)	-	(0.36)
Class C Shares
Fiscal year ended 3-31-2010	7.73	0.25	(2)	0.63 (2)	0.88	(0.33)	-	(0.33)
Fiscal year ended 3-31-2009	9.62	0.29		(1.77)	(1.48)	(0.41)	-	(0.41)
Fiscal year ended 3-31-2008	10.59	0.41		(0.97)	(0.56)	(0.41)	-	(0.41)
Fiscal year ended 3-31-2007	10.44	0.42		0.15	0.57	(0.42)	-	(0.42)
Fiscal year ended 3-31-2006	10.68	0.38		(0.24)	0.14	(0.38)	-	(0.38)
Class E Shares
Fiscal year ended 3-31-2010	7.73	0.32	(2)	0.64 (2)	0.96	(0.41)	-	(0.41)
Fiscal year ended 3-31-2009	9.62	0.34		(1.77)	(1.43)	(0.46)	-	(0.46)
Fiscal year ended 3-31-2008(4)	10.59	0.44		(0.97)	(0.53)	(0.44)	-	(0.44)

Net Asset Value, End of Period	Total Return		Net Assets, End of Period (in millions)		Ratio of Expenses to Average Net Assets Including Expense Waiver		Ratio of Net Investment Income to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(1)	Ratio of Net Investment Income to Average Net Assets Excluding Expense Waiver(1)	Portfolio Turnover Rate

$8.28	12.37	%(3)	$130		1.41%		3.73%		-%	-%	268%
7.73	(15.15	)(3)	132		1.29		4.32		-	-	149
9.62	(4.69	)(3)	256		1.14		4.80		-	-	98
10.59	6.52	(3)	278		1.14		4.90		-	-	121
10.44	2.24	(3)	243		1.05		4.51		1.16	4.40	154

8.28	11.14		4		2.55		2.75		-	-	268
7.73	(16.06)		5		2.33		3.39		-	-	149
9.62	(5.62)		11		2.11		3.82		-	-	98
10.59	5.45		12		2.16		3.88		-	-	121
10.44	1.12		11		2.16		3.41		-	-	154

8.28	11.58		6		2.15		3.18		-	-	268
7.73	(15.77)		8		2.02		3.64		-	-	149
9.62	(5.43)		17		1.92		4.02		-	-	98
10.59	5.69		19		1.93		4.11		-	-	121
10.44	1.34		19		1.93		3.63		-	-	154

8.28	12.68	(3)	-	*	1.14		3.95		2.07	3.02	268
7.73	(15.21	)(3)	-	*	1.38		3.87		1.94	3.31	149
9.62	(5.20	)(3)	-	*	1.73	(5)	4.20	(5)	-	-	98	(6)

IVY MORTGAGE SECURITIES FUND (Continued)

	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains	Total Distributions
Class I Shares
Fiscal year ended 3-31-2010	$7.73	$0.34	(2)	$0.64 (2)	$0.98	$(0.43)	$-	$(0.43)
Fiscal year ended 3-31-2009	9.62	0.40		(1.77)	(1.37)	(0.52)	-	(0.52)
Fiscal year ended 3-31-2008(4)	10.59	0.57		(0.97)	(0.40)	(0.57)	-	(0.57)
Class Y Shares
Fiscal year ended 3-31-2010	7.73	0.36	(2)	0.60 (2)	0.96	(0.41)	-	(0.41)
Fiscal year ended 3-31-2009	9.62	0.38		(1.77)	(1.39)	(0.50)	-	(0.50)
Fiscal year ended 3-31-2008	10.59	0.51		(0.97)	(0.46)	(0.51)	-	(0.51)
Fiscal year ended 3-31-2007	10.44	0.52		0.15	0.67	(0.52)	-	(0.52)
Fiscal year ended 3-31-2006	10.68	0.48		(0.24)	0.24	(0.48)	-	(0.48)

(1)	Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.
(2)	Based on average weekly shares outstanding.
(3)	Total return calculated without taking into account the sales load deducted on an initial purchase.
(4)	For the period from April 2, 2007 (commencement of operations of the class) through March 31, 2008.
(5)	Annualized.
(6)	For the fiscal year ended March 31, 2008.
*	Not shown due to rounding.

Net Asset Value, End of Period	Total Return	Net Assets, End of Period (in millions)		Ratio of Expenses to Average Net Assets Including Expense Waiver		Ratio of Net Investment Income to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(1)	Ratio of Net Investment Income to Average Net Assets Excluding Expense Waiver(1)	Portfolio Turnover Rate

$ 8.28	13.00%	$1		0.87%		4.11%		-%	-%	268%
7.73	(14.70)	-	*	0.79		4.52		-	-	149
9.62	(4.05)	-	*	0.78	(5)	5.15	(5)	-	-	98	(6)

8.28	12.76	1		1.10		4.72		-	-	268
7.73	(14.91)	3		1.02		4.73		-	-	149
9.62	(4.57)	9		1.01		4.93		-	-	98
10.59	6.66	13		1.00		5.04		-	-	121
10.44	2.26	7		1.03		4.53		-	-	154

IVY FUNDS

6300 Lamar Avenue

P.O. Box 29217

Shawnee Mission, Kansas 66201-9217

(913) 236-2000

FORM N-14

PART B

STATEMENT OF ADDITIONAL INFORMATION

September 10, 2010

This Statement of Additional Information (the “SAI”) relates to the reorganization (the “Reorganization”) of Ivy Mortgage Securities Fund (the “Acquired Fund”) into Ivy Bond Fund (the “Acquiring Fund” and, together with the Acquired Fund, the “Funds”), each a series of Ivy Funds, a Delaware statutory trust (“Trust”).

This SAI contains information which may be of interest to shareholders but which is not included in the Combined Prospectus and Information Statement dated September 10, 2010 (the “Prospectus/Information Statement”), which relates to the Reorganization. As described in the Prospectus/Information Statement, in the Reorganization, the Acquired Fund will transfer all of its assets to the Acquiring Fund in exchange for the Acquiring Fund’s assumption of all of the Acquired Fund’s liabilities and shares of the Acquiring Fund with an aggregate net asset value equal to the aggregate net value of the transferred assets and liabilities.

This SAI is not a prospectus and should be read in conjunction with the Prospectus/Information Statement. The Prospectus/Information Statement has been filed with the Securities and Exchange Commission and is available upon request and without charge by writing to or calling the Trust at the address or telephone number set forth above.

Unless otherwise indicated, capitalized terms used herein and not otherwise defined have the same meanings as are given to them in the Prospectus/Information Statement.

I. Additional Information about the Acquiring Fund	1

II. Financial Statements	1

III. Pro Forma Financial Statements	1

I. Additional Information about the Acquiring Fund.

Further information about Class A shares, Class B shares, Class C shares, Class I Shares, Class Y Shares and Class E shares of the Acquiring Fund is contained in and incorporated herein by reference to the Statement of Additional Information for the Acquiring Fund dated July 30, 2010.

II. Financial Statements.

The audited financial statements and related Report of the Independent Registered Public Accounting Firm included in the Annual Report for the year ended March 31, 2010 for the Funds are incorporated herein by reference.

III. Pro Forma Financial Statements.

PRO FORMA SCHEDULE OF INVESTMENTS

MARCH 31, 2010

(Unaudited)

(in thousands)

SHARES			DESCRIPTION		VALUE
Ivy Bond Fund	Ivy Mortgage Securities Fund	Acquiring Fund Pro Forma		Ivy Bond Fund	Ivy Mortgage Securities Fund	Acquiring Fund Pro Forma

			PREFERRED STOCKS
			Diversified REITs - 0.08%
11	—	11	PS Business Parks, Inc., 7.0% Cumulative (A)	$246	$—	$246

			Specialized REITs - 0.01%
2	—	2	Public Storage, Inc., 6.25% Cumulative (A)	51	—	51

			TOTAL PREFERRED STOCKS—0.09%	$297	$—	$297

			(Cost : $315)

Principal	Principal	Principal	CORPORATE DEBT SECURITIES
			Aerospace & Defense—0.34%
			United Technologies Corporation,
$1,145	$—	1,145	5.700%, 4-15-40	1,158	—	1,158

			Airlines—0.58%
			Continental Airlines Pass Through Certificates, Series 2009-2,
760	—	760	7.250%, 11-10-19	813	—	813
			United Air Lines, Inc.,
1,140	—	1,140	10.400%, 11-1-16	1,225	—	1,225

				2,038	—	2,038

			Asset-Backed Security—3.29%
			Capital Auto Receivables Asset Trust 2007-1,
625	—	625	6.570%, 9-16-13 (B)	642	—	642
			Capital Auto Receivables Asset Trust 2007-3,
480	—	480	8.000%, 3-17-14 (B)	499	—	499
			CarMax Auto Owner Trust 2006-1 Class B,
1,335	—	1,335	5.560%, 10-15-11	1,369	—	1,369
			CarMax Auto Owner Trust 2007-3,
380	—	380	7.580%, 3-17-14	405	—	405
			Ford Credit Auto Lease Trust, Series 2010-A, ClassA-2,
1,595	—	1,595	1.040%, 3-15-13 (C)	1,595	—	1,595
			Ford Credit Auto Owner Trust 2007-A:
175	390	565	7.050%, 12-15-13 (B)	188	418	606
			Ford Credit Auto Owner Trust 2009-B A3,
350	—	350	2.790%, 8-15-13	358	—	358
			GE Capital Credit Card Master Note Trust, Series 2009-2,
870	—	870	3.690%, 7-15-15	901	—	901
			GE Capital Credit Card Master Note Trust, Series 2009-3,

SHARES			DESCRIPTION		VALUE
Ivy Bond Fund	Ivy Mortgage Securities Fund	Acquiring Fund Pro Forma		Ivy Bond Fund	Ivy Mortgage Securities Fund	Acquiring Fund Pro Forma
$485	$—	485	2.540%, 9-15-14	$491	$—	$491
			GE Capital Credit Card Master Note Trust, Series 2010-2 Class A,
830	—	830	0.000%, 3-16-20	830	—	830
			Honda Auto Receivables 2010-1 Owner Trust,
2,485	—	2,485	0.620%, 2-21-12	2,486	—	2,486
			HSBC Credit Card Master Note Trust (USA) I, Series 2007-2 Class A,
1,000	—	1,000	0.780%, 7-15-13 (D)	999	—	999
			JPMorgan Auto Receivables Trust 2007-A,
148	—	148	7.090%, 2-15-14 (B)	143	—	143

				10,906	418	11,324

			Banking—1.10%
			Citigroup Inc.:
375	—	375	6.500%, 8-19-13	404	—	404
1,080	—	1,080	6.010%, 1-15-15	1,135	—	1,135
			Goldman Sachs Group, Inc. (The),
1,525	—	1,525	5.375%, 3-15-20	1,510	—	1,510
			Sovereign Bank (Federal Deposit Insurance Corporation),
705	—	705	2.750%, 1-17-12 (E)	727	—	727

				3,776	—	3,776

			Beverage / Bottling—0.47%
			Miller Brewing Company,
1,500	—	1,500	5.500%, 8-15-13 (C)	1,606	—	1,606

			Broadband—0.46%
			New Communications Holdings Inc.:
260	—	260	7.875%, 4-15-15 (B)	267	—	267
260	—	260	8.250%, 4-15-17 (B)	265	—	265
1,045	—	1,045	8.500%, 4-15-20 (B)	1,053	—	1,053

				1,585	—	1,585

			Building Products—0.29%
			Masco Corporation,
1,000	—	1,000	6.125%, 10-3-16	997	—	997

			Cable & Satellite—0.82%
			Comcast Corporation,
1,550	—	1,550	6.400%, 3-1-40	1,575	—	1,575
			Cox Communications, Inc.,
450	—	450	7.125%, 10-1-12	503	—	503
			Time Warner Cable Inc.,
605	—	605	7.500%, 4-1-14	698	—	698

				2,776	—	2,776

SHARES			DESCRIPTION		VALUE
Ivy Bond Fund	Ivy Mortgage Securities Fund	Acquiring Fund Pro Forma		Ivy Bond Fund	Ivy Mortgage Securities Fund	Acquiring Fund Pro Forma
			CMBS Other—0.45%
			J.P. Morgan Chase Commercial Mortgage Securities Trust 2009-IWST, Commercial Mortgage Pass-Through Certificates, Series 2009-IWST,
$1,500	$—	1,500	7.445%, 12-5-27 (C)(D)	$1,565	$—	$1,565

			Communications Equipment—0.29%
			Cisco Systems, Inc.,
1,050	—	1,050	5.500%, 1-15-40	1,007	—	1,007

			Consumer Finance—0.87%
			American Express Bank, FSB (Federal Deposit Insurance Corporation),
250	—	250	3.150%, 12-9-11 (E)	259	—	259
			Green Tree Financial Corporation:
76	—	76	6.400%, 10-15-18	76	—	76
—	228	228	8.300%, 11-15-19	—	224	224
			Origen Manufactured Housing Contract Trust 2004-A:
100	643	743	5.700%, 1-15-35	94	607	701
			Origen Manufactured Housing Contract Trust 2004-B:
—	427	427	4.750%, 8-15-21	—	428	428
43	—	43	5.730%, 11-15-35 (D)	41	—	41
			Origen Manufactured Housing Contract Trust 2005-A:
21	—	21	4.490%, 5-15-18	21	—	21
115	—	115	5.860%, 6-15-36 (D)	100	—	100
			Origen Manufactured Housing Contract Trust 2005-B:
100	360	460	5.605%, 5-15-22	101	363	464
—	700	700	5.910%, 1-15-37	—	672	672

				692	2,294	2,986

			Consumer Products—0.43%
			Fortune Brands, Inc.,
1,365	—	1,365	6.375%, 6-15-14	1,494	—	1,494

			Containers—0.44%
			Ball Corporation:
915	—	915	7.125%, 9-1-16	971	—	971
500	—	500	7.375%, 9-1-19	527	—	527

				1,498	—	1,498

			Diversified Telecom—0.30%
			Qwest Communications International Inc.,
1,000	—	1,000	7.125%, 4-1-18 (C)	1,033	—	1,033

SHARES			DESCRIPTION		VALUE
Ivy Bond Fund	Ivy Mortgage Securities Fund	Acquiring Fund Pro Forma		Ivy Bond Fund	Ivy Mortgage Securities Fund	Acquiring Fund Pro Forma
			Electric—0.15%
			Columbus Southern Power Company,
$ 240	$—	240	0.657%, 3-16-12 (D)	$240	$—	$240
			FirstEnergy Generation Corp.,
293	—	293	6.850%, 6-1-34	291	—	291

				531	—	531

			Electrical Components & Equipment—0.26%
			Roper Industries, Inc.,
845	—	845	6.250%, 9-1-19	895	—	895

			Finance—Other—2.66%
			Allied Capital Corporation,
685	—	685	6.625%, 7-15-11	672	—	672
			Ameriprise Financial, Inc.,
240	—	240	7.300%, 6-28-19	278	—	278
			General Electric Capital Corporation (Federal Deposit Insurance Corporation):
1,415	—	1,415	1.625%, 1-7-11 (E)	1,428	—	1,428
305	—	305	3.000%, 12-9-11 (E)	315	—	315
			Lazard Group LLC,
800	—	800	6.850%, 6-15-17	814	—	814
			Merrill Lynch & Co., Inc.,
960	—	960	6.875%, 4-25-18	1,035	—	1,035
			Symetra Financial Corporation:
1,150	—	1,150	6.125%, 4-1-16 (B)	1,141	—	1,141
885	—	885	8.300%, 10-15-37 (B)(D)	783	—	783
			Tyco International Finance S.A.:
305	—	305	4.125%, 10-15-14	315	—	315
845	—	845	8.500%, 1-15-19	1,048	—	1,048
			Westfield Capital Corporation Limited, WT Finance (Aust) Pty Limited and WEA Finance LLC,
335	—	335	4.375%, 11-15-10 (C)	340	—	340
			XL Capital Finance (Europe) plc,
180	—	180	6.500%, 1-15-12	190	—	190
			XL Capital Ltd,
770	—	770	5.250%, 9-15-14	796	—	796

				9,155	—	9,155

			Food Processors—0.22%
			Cargill, Inc.,
725	—	725	5.200%, 1-22-13 (C)	771	—	771

			Gas Pipe Lines—0.92%
			El Paso Corporation,
465	—	465	7.250%, 6-1-18	480	—	480
			El Paso Pipeline Partners Operating Company, L.L.C.,
775	—	775	6.500%, 4-1-20	784	—	784
			Williams Partners L.P.:
770	—	770	7.250%, 2-1-17	879	—	879
1,030	—	1,030	6.300%, 4-15-40 (C)	1,023	—	1,023

				3,166	—	3,166

SHARES			DESCRIPTION		VALUE
Ivy Bond Fund	Ivy Mortgage Securities Fund	Acquiring Fund Pro Forma		Ivy Bond Fund	Ivy Mortgage Securities Fund	Acquiring Fund Pro Forma
			Health Care Supply—0.86%
			Boston Scientific Corporation,
$ 650	$—	650	5.450%, 6-15-14	$655	$—	$655
			Life Technologies Corporation,
1,130	—	1,130	6.000%, 3-1-20	1,157	—	1,157
			Medco Health Solutions, Inc.,
1,030	—	1,030	7.125%, 3-15-18	1,174	—	1,174

				2,986	—	2,986

			Independent Power Producers & Energy Traders—0.15%
			NRG Energy, Inc.,
500	—	500	8.500%, 6-15-19	506	—	506

			Industrial—Other—0.46%
			Bombardier Inc.,
1,500	—	1,500	7.750%, 3-15-20 (C)	1,568	—	1,568

			Information / Data Technology—0.40%
			Intuit Inc.,
1,280	—	1,280	5.750%, 3-15-17	1,352	—	1,352

			Investment Banking & Brokerage—0.83%
			Goldman Sachs Group, Inc. (The),
485	—	485	5.150%, 1-15-14	514	—	514
			Morgan Stanley:
635	—	635	5.300%, 3-1-13	676	—	676
165	—	165	4.750%, 4-1-14	168	—	168
300	—	300	6.250%, 8-28-17	315	—	315
			Morgan Stanley (Federal Deposit Insurance Corporation),
1,150	—	1,150	2.900%, 12-1-10 (E)	1,169	—	1,169

				2,842	—	2,842

			Life & Health Insurance—0.21%
			StanCorp Financial Group, Inc.:
450	—	450	6.875%, 10-1-12	479	—	479
300	—	300	6.900%, 6-1-67	257	—	257

				736	—	736

			Life Insurance—0.71%
			Liberty Mutual Group, Inc.,
1,000	—	1,000	7.300%, 6-15-14 (C)	1,089	—	1,089
			Liberty Mutual Holding Company Inc.,
360	—	360	7.800%, 3-15-37 (B)	319	—	319
			Unum Group,
965	—	965	7.125%, 9-30-16	1,049	—	1,049

				2,457	—	2,457

SHARES			DESCRIPTION		VALUE
Ivy Bond Fund	Ivy Mortgage Securities Fund	Acquiring Fund Pro Forma		Ivy Bond Fund	Ivy Mortgage Securities Fund	Acquiring Fund Pro Forma
			Office REITs—0.26%
			Mack-Cali Realty, L.P.,
$ 800	$—	800	7.750%, 8-15-19	$882	$—	$882

			Oil & Gas—0.51%
			Sunoco Logistics Partners Operations L.P.,
1,725	—	1,725	6.850%, 2-15-40	1,756	—	1,756

			Oil & Gas Equipment & Services—0.17%
			Smith International, Inc.,
500	—	500	8.625%, 3-15-14	596	—	596

			Oil & Gas Exploration & Production—0.29%
			Newfield Exploration Company,
1,000	—	1,000	6.875%, 2-1-20	1,008	—	1,008

			Oil & Gas Refining & Marketing—0.17%
			Valero Energy Corporation:
235	—	235	4.500%, 2-1-15	235	—	235
350	—	350	6.125%, 6-15-17	365	—	365

				600	—	600

			Oil & Gas Storage & Transportation—1.23%
			Energy Transfer Partners, L.P.,
1,125	—	1,125	9.700%, 3-15-19	1,424	—	1,424
			Kinder Morgan Energy Partners, L.P.,
1,150	—	1,150	9.000%, 2-1-19	1,434	—	1,434
			NuStar Logistics, L.P.,
1,200	—	1,200	7.650%, 4-15-18	1,348	—	1,348

				4,206	—	4,206

			Other Diversified Financial Services—0.18%
			Bank of America Corporation,
540	—	540	7.375%, 5-15-14	607	—	607

			Other Mortgage-Backed Securities—14.87%
			Aames Mortgage Trust 2001-4,
—	386	386	6.650%, 1-25-32 (D)	—	201	201
			ABFS Mortgage Loan Trust 2001-2,
—	730	730	7.490%, 12-25-31 (D)	—	299	299
			Asset Securitization Corporation,
170	—	170	7.738%, 2-14-43 (D)	179	—	179
			Asset Securitization Corporation (Interest Only):
688	2,976	3,664	1.458%, 10-13-26 (C)(D)(F)	12	52	64
—	909	909	8.621%, 8-13-29 (D)(F)	—	129	129
			Associates Manufactured Housing Contract Pass-Through Certificates,
27	—	27	7.725%, 6-15-28 (D)	27	—	27
			Banc of America Alternative Loan Trust 2005-10:
264	—	264	5.663%, 11-25-35 (D)	31	—	31
128	—	128	5.663%, 11-25-35 (D)	9	—	9

SHARES			DESCRIPTION			VALUE
Ivy Bond Fund	Ivy Mortgage Securities Fund	Acquiring Fund Pro Forma		Ivy Bond Fund		Ivy Mortgage Securities Fund	Acquiring Fund Pro Forma
			Banc of America Alternative Loan Trust 2005-12:
$ 208	$—	208	5.792%, 1-25-36 (D)	$2		$—	$2
280	—	280	5.796%, 1-25-36 (D)	30		—	30
			Banc of America Alternative Loan Trust 2005-6,
—	720	720	6.000%, 7-25-35	—		441	441
			Banc of America Alternative Loan Trust 2006-4,
—	868	868	6.207%, 5-25-46 (D)	—		5	5
			Banc of America Alternative Loan Trust 2006-8,
140	—	140	6.273%, 11-25-46 (D)	—	*	—	—	*
			Banc of America Commercial Mortgage Trust 2007-1,
705	—	705	5.451%, 1-15-49	691		—	691
			Banc of America Funding 2004-2 Trust,
—	1,077	1,077	6.500%, 7-20-32	—		873	873
			Banc of America Mortgage 2007-1 Trust:
163	3,489	3,652	6.000%, 3-25-37	12		358	370
			Banc of America Mortgage Alternative Loan Trust 2003-5,
—	1,153	1,153	5.500%, 7-25-33	—		194	194
			Banc of America Mortgage Trust 2003-9,
—	703	703	5.500%, 12-25-33	—		297	297
			Banc of America Mortgage Trust 2004-2,
—	227	227	5.000%, 3-25-19	—		143	143
			Banc of America Mortgage Trust 2004-3:
—	307	307	4.875%, 4-25-19	—		191	191
—	164	164	4.875%, 4-25-19	—		80	80
			Banc of America Structured Securities Trust 2002-X1 F,
—	1,750	1,750	6.274%, 10-11-33 (B)	—		1,748	1,748
			BankAmerica Manufactured Housing Contract Trust:
—	707	707	7.800%, 10-10-26	—		709	709
—	176	176	7.015%, 1-10-28	—		176	176
			Bear Stearns Commercial Mortgage Securities Inc., Commercial Mortgage Pass-Through Certificates, Series 2004-TOP16 Class A-4,
802	—	802	4.320%, 2-13-46	818		—	818
			Bear Stearns Commercial Mortgage Securities Inc., Series 2000-WF1 Trust Fund,
—	1,015	1,015	6.500%, 2-15-32	—		902	902
			Bear Stearns Commercial Mortgage Securities Trust 2002-TOP6:
320	938	1,258	6.000%, 10-15-36 (C)	220		645	865
			Bear Stearns Commercial Mortgage Securities Trust 2004-PWR4,
1,500	—	1,500	5.468%, 6-11-41 (D)	1,559		—	1,559
			BlackRock Capital Finance:
87	465	552	7.750%, 9-25-26 (C)	17		93	110

SHARES			DESCRIPTION		VALUE
Ivy Bond Fund	Ivy Mortgage Securities Fund	Acquiring Fund Pro Forma		Ivy Bond Fund	Ivy Mortgage Securities Fund	Acquiring Fund Pro Forma
			C-Bass 2005-CB3 Trust,
$ —	$157	157	5.109%, 5-25-35 (D)	$—	$156	$156
			C-Bass 2006-CB2 Trust,
530	—	530	5.860%, 12-25-36	193	—	193
			C-Bass 2006-MH1 Trust:
—	1,269	1,269	5.970%, 10-25-36 (C)(D)	—	1,280	1,280
92	—	92	6.240%, 10-25-36 (C)(D)	89	—	89
170	—	170	6.250%, 10-25-36 (C)(D)	166	—	166
			C-Bass Mortgage Loan Trust 2007-CB2,
—	123	123	5.267%, 2-25-37 (D)	—	119	119
			CD 2006-CD2 Mortgage Trust,
710	—	710	5.618%, 1-15-46 (B)(D)	572	—	572
			Cendant Mortgage Corporation and Bishop’s Gate Residential Mortgage Trust,
73	—	73	6.250%, 6-25-32 (B)	42	—	42
			Centex Home Equity Loan Trust 2005-C:
359	1,750	2,109	5.048%, 6-25-35 (D)	345	1,676	2,021
			CHL Mortgage Pass-Through Trust 2002-32,
—	964	964	5.560%, 1-25-33 (B)(D)	—	623	623
			CHL Mortgage Pass-Through Trust 2004-J4,
616	—	616	5.250%, 5-25-34	365	—	365
			Citibank Omni Master Trust Class 2009-A17,
1,160	—	1,160	4.900%, 11-15-18 (C)	1,183	—	1,183
			CitiMortgage Alternative Loan Trust, Series 2007-A7,
378	—	378	6.250%, 7-25-37	66	—	66
			Collateralized Mortgage Obligation Trust,
—	20	20	5.000%, 7-1-18	—	21	21
			COMM 2006-CNL2:
95	475	570	5.756%, 2-5-19 (C)(D)	72	358	430
			Commercial Mortgage Asset Trust,
—	1,000	1,000	7.800%, 11-17-32 (D)	—	1,115	1,115
			Commercial Mortgage Asset Trust, Commercial Mortgage Pass-Through Certificates, Series 1999-C1,
—	129	129	6.640%, 1-17-32	—	129	129
			CountryPlace Manufactured Housing Contract Trust 2005-1:
—	1,275	1,275	4.800%, 12-15-35 (B)(D)	—	1,002	1,002
300	—	300	5.200%, 12-15-35 (B)(D)	190	—	190
			CSFB Commercial Mortgage Trust 2003-C4:
500	1,000	1,500	5.322%, 8-15-36 (C)(D)	290	579	869
			CWHEQ Home Equity Loan Trust, Series 2006-S3:
538	—	538	6.085%, 6-25-21 (D)	181	—	181
—	905	905	6.518%, 1-25-29 (D)	—	222	222
			CWHEQ Home Equity Loan Trust, Series 2006-S6,
171	—	171	5.962%, 3-25-34 (D)	49	—	49

SHARES			DESCRIPTION		VALUE
Ivy Bond Fund	Ivy Mortgage Securities Fund	Acquiring Fund Pro Forma		Ivy Bond Fund	Ivy Mortgage Securities Fund	Acquiring Fund Pro Forma
			CWHEQ Home Equity Loan Trust, Series 2007-S2,
$ 455	$—	455	5.934%, 5-25-37 (D)	$195	$—	$195
			First Horizon Mortgage Pass-Through Trust 2003-8:
79	306	385	5.138%, 10-25-33 (D)	33	126	159
			First Horizon Mortgage Pass-Through Trust 2007-4,
—	682	682	5.500%, 8-25-22	—	490	490
			Flagstar Home Equity Loan Trust 2007-1:
415	1,130	1,545	5.997%, 1-25-35 (C)(D)	111	303	414
			GE Capital Commercial Mortgage Corp. 2002-2:
965	150	1,115	6.039%, 8-11-36 (C)	917	143	1,060
			Global Mortgage Securitization 2005-A Ltd. and Global Mortgage Securitization 2005-A LLC:
156	638	794	5.250%, 4-25-32	114	465	579
230	992	1,222	5.401%, 4-25-32 (D)	94	405	499
			Global Mortgage Securitization Ltd. and Global Mortgage Securitization, LLC:
230	848	1,078	5.250%, 11-25-32 (B)	172	632	804
198	395	593	5.250%, 11-25-32 (B)	151	303	454
			GMAC Commercial Mortgage Securities,
—	44	44	5.940%, 7-1-13 (B)	—	34	34
			GMACM Home Equity Loan Trust 2006-HE3,
436	—	436	6.088%, 10-25-36	232	—	232
			GMACM Home Equity Loan Trust 2007-HE1,
570	—	570	5.952%, 8-25-37	260	—	260
			Harley-Davidson Motorcycle Trust 2009-4:
525	525	1,050	1.160%, 10-15-12	526	526	1,052
			Hometown Commercial Capital, LLC Hometown Commercial Mortgage Pass-Through Notes 2006-1:
426	1,923	2,349	5.506%, 11-11-38 (B)	206	928	1,134
			Hometown Commercial Trust 2007-1, Commercial Mortgage-Backed Notes, Series 2007-1,
434	—	434	6.057%, 6-11-39 (B)	146	—	146
			Impac CMB Trust Series 2003-2F,
—	533	533	6.000%, 1-25-33 (D)	—	237	237
			J.P. Morgan Chase Commercial Mortgage Securities Corp., Commercial Mortgage Pass-Through Certificates, Series 2005-LDP2:
439	126	565	4.625%, 3-15-46	446	128	574
			J.P. Morgan Chase Commercial Mortgage Securities Trust 2009-IWST, Commercial Mortgage Pass-Through Certificates, Series 2009-IWST,
6,217	—	6,217	2.009%, 12-5-27 (B)(D)	768	—	768
			J.P. Morgan Mortgage Acquisition Trust 2006-CW2,
590	—	590	6.337%, 8-25-36 (D)	292	—	292
			J.P. Morgan Mortgage Trust 2004-A3,
—	662	662	4.278%, 7-25-34 (D)	—	484	484
			J.P. Morgan Mortgage Trust 2006-A2:
—	600	600	3.431%, 11-25-33 (D)	—	404	404

SHARES			DESCRIPTION		VALUE
Ivy Bond Fund	Ivy Mortgage Securities Fund	Acquiring Fund Pro Forma		Ivy Bond Fund	Ivy Mortgage Securities Fund	Acquiring Fund Pro Forma
$ —	$2,005	2,005	3.707%, 8-25-34 (D)	$—	$488	$488
			J.P. Morgan Mortgage Trust 2006-S3,
—	1,138	1,138	6.187%, 8-25-36	—	19	19
			J.P. Morgan Mortgage Trust 2007-A1,
—	2,133	2,133	4.247%, 7-25-35 (D)	—	113	113
			LB-UBS Commercial Mortgage Trust 2003-C3,
—	300	300	4.846%, 2-15-37 (C)(D)	—	195	195
			LB-UBS Commercial Mortgage Trust 2003-C7,
1,000	—	1,000	5.102%, 7-15-37 (B)(D)	848	—	848
			LB-UBS Westfield Trust, Commercial Mortgage Pass-Through Certificates, Series 2001-WM:
750	1,000	1,750	6.647%, 7-14-16 (C)	773	1,031	1,804
			Mid-State Capital Corporation 2004-1 Trust:
—	318	318	6.005%, 8-15-37	—	294	294
—	1,001	1,001	6.497%, 8-15-37	—	889	889
			Morgan Stanley Capital I Trust 2004-TOP15:
—	266	266	4.690%, 6-13-41	—	269	269
1,000	—	1,000	5.030%, 6-13-41	1,037	—	1,037
			Morgan Stanley Capital I Trust 2007-HQ12,
1,160	—	1,160	5.631%, 4-12-49 (D)	1,169	—	1,169
			Morgan Stanley Dean Witter Capital I Inc. Trust 2002-WL1,
—	160	160	6.496%, 4-25-17 (D)	—	139	139
			Multi Security Asset Trust LP, Commercial Mortgage-Backed Securities Pass-Through Certificates, Series 2005-RR4:
155	680	835	5.880%, 11-28-35 (B)(D)	10	43	53
105	340	445	5.880%, 11-28-35 (B)(D)	7	21	28
			Multi Security Asset Trust LP, Commercial Mortgage-Backed Securities Pass-Through Certificates, Series 2005-RR4 (Interest Only):
1,932	9,915	11,847	1.150%, 11-28-35 (B)(D)(F)	31	161	192
			Multi Security Asset Trust, Commercial Mortgage Pass-Through Certificates, Series 2005-RR4,
—	2,000	2,000	5.000%, 11-28-35 (B)	—	1,665	1,665
			National Collegiate Trust 1997-S2 (The),
51	—	51	7.240%, 9-20-14	21	—	21
			Nomura Asset Securities Corporation, Commercial Mortgage Pass-Through Certificates, Series 1998-D6,
500	—	500	6.000%, 3-15-30 (C)	492	—	492
			Oakwood Mortgage Investors, Inc.,
—	9	9	7.375%, 8-15-27	—	9	9
			PHH Alternative Mortgage Trust, Series 2007-1, Class II-B-2,
—	1,511	1,511	6.000%, 2-25-37	—	11	11
			PNC Mortgage Acceptance Corp.,
—	156	156	7.300%, 10-12-33	—	158	158

SHARES			DESCRIPTION		VALUE
Ivy Bond Fund	Ivy Mortgage Securities Fund	Acquiring Fund Pro Forma		Ivy Bond Fund	Ivy Mortgage Securities Fund	Acquiring Fund Pro Forma
			Prudential Home Mortgage Securities:
$ —	$2	2	6.730%, 4-28-24 (B)(D)	$—	$1	$1
—	11	11	8.000%, 9-28-24 (C)(D)	—	8	8
			RALI Series 2003-QS10 Trust,
212	—	212	5.750%, 5-25-33	151	—	151
			RALI Series 2003-QS11 Trust,
—	2,221	2,221	5.750%, 6-25-33	—	1,336	1,336
			RAMP Series 2005-RS1 Trust,
—	1,013	1,013	5.145%, 1-25-35 (D)	—	235	235
			RASC Series 2003-KS10 Trust:
74	229	303	6.410%, 12-25-33	16	51	67
			RESI Finance Limited Partnership 2003-C and RESI Finance DE Corporation 2003-C:
779	708	1,487	1.630%, 9-10-35 (B)(D)	500	455	955
			RFMSI Series 2004-S5 Trust:
—	259	259	4.500%, 5-25-19	—	202	202
—	129	129	4.500%, 5-25-19	—	92	92
			Salomon Brothers Mortgage Securities VII, Inc., Mortgage Pass-Through Certificates, Series 1997-HUD1,
—	907	907	7.750%, 12-25-30 (D)	—	161	161
			Structured Asset Mortgage Investments, Inc.:
—	13	13	5.220%, 4-30-30 (D)	—	8	8
—	6	6	5.220%, 4-30-30 (D)	—	4	4
			Structured Asset Securities Corporation:
—	221	221	6.290%, 11-25-32 (D)	—	71	71
—	1,069	1,069	5.250%, 8-25-33	—	655	655
—	471	471	5.250%, 8-25-33	—	223	223
—	2,019	2,019	6.000%, 6-25-34 (D)	—	781	781
			TIAA Seasoned Commercial Mortgage Trust 2007-C4,
1,083	—	1,083	5.669%, 8-15-39 (D)	1,122	—	1,122
			TimberStar Trust I,
460	—	460	6.208%, 10-15-36 (C)	446	—	446
			Wachovia Bank Commercial Mortgage Trust Series 2006-C23 A4:
715	355	1,070	5.418%, 1-15-45 (D)	725	360	1,085
			Washington Mutual MSC Mortgage Pass-Through Certificates Series 2002-MS11 Trust,
—	699	699	5.626%, 12-25-32 (D)	—	440	440
			Wells Fargo Alternative Loan 2007-PA3 Trust,
—	1,079	1,079	5.750%, 7-25-37	—	101	101
			Wells Fargo Mortgage Backed Securities 2003-2 Trust,
—	177	177	5.250%, 2-25-18 (B)	—	121	121
			Wells Fargo Mortgage Backed Securities 2003-9 Trust:
228	951	1,179	5.250%, 8-25-33 (C)	106	443	549

				19,527	31,677	51,204

SHARES					DESCRIPTION			VALUE
Ivy Bond Fund	Ivy Mortgage Securities Fund		Acquiring Fund Pro Forma			Ivy Bond Fund		Ivy Mortgage Securities Fund		Acquiring Fund Pro Forma
					Other Non-Agency REMIC/CMO—0.16%
					Banco Hipotecario Nacional:
$ 7	$23		30		7.916%, 7-25-09 (B)	$—	*	$—	*	$—	*
—	10		10		0.000%, 3-25-11 (B)(G)	—		—	*	—	*
—	—	*	—	*	7.540%, 5-31-17 (B)	—		—	*	—	*
					Bear Steams Mortgage Securities Inc.,
—	291		291		8.000%, 11-25-29	—		267		267
					Mellon Residential Funding,
16	—		16		6.750%, 6-25-28	14		—		14
					Structured Adjustable Rate Mortgage Loan Trust, Series 2005-21,
—	1,575		1,575		5.400%, 11-25-35 (D)	—		276		276

						14		543		557

					Pharmaceuticals—0.31%
					Laboratory Corporation of America Holdings,
215	—		215		5.500%, 2-1-13	228		—		228
					Pfizer Inc.,
500	—		500		2.207%, 3-15-11 (D)	510		—		510
					Watson Pharmaceuticals, Inc.,
300	—		300		6.125%, 8-15-19	315		—		315

						1,053		—		1,053

					Property & Casualty Insurance—0.17%
					Fund American Companies, Inc.,
560	—		560		5.875%, 5-15-13	576		—		576

					Railroads—0.28%
					BNSF Funding Trust I,
975	—		975		6.613%, 12-15-55	947		—		947

					REITs—0.74%
					DEXUS Property Group,
720	—		720		7.125%, 10-15-14 (B)	776		—		776
					Reckson Operating Partnership, L.P.,
1,075	—		1,075		7.750%, 3-15-20 (C)	1,093		—		1,093
					Westfield Group,
600	—		600		7.500%, 6-2-14 (C)	672		—		672

						2,541		—		2,541

					Retail Propane Distributors—0.15%
					Ferrellgas, L.P. and Ferrellgas Finance Corp.,
500	—		500		9.125%, 10-1-17 (C)	524		—		524

					Retail Stores—Food / Drug—0.28%
					Dean Foods Company,
1,000	—		1,000		7.000%, 6-1-16	980		—		980

					Securities—0.38%
					Jefferies Group, Inc.:
1,090	—		1,090		6.450%, 6-8-27	974		—		974
400	—		400		6.250%, 1-15-36	340		—		340

						1,314		—		1,314

SHARES			DESCRIPTION		VALUE
Ivy Bond Fund	Ivy Mortgage Securities Fund	Acquiring Fund Pro Forma		Ivy Bond Fund	Ivy Mortgage Securities Fund	Acquiring Fund Pro Forma
			Service—Other—0.40%
			CA, Inc.,
$1,095	$—	1,095	5.375%, 12-1-19	$1,107	$—	$1,107
			WMG Acquisition Corp.,
250	—	250	9.500%, 6-15-16 (C)	267	—	267

				1,374	—	1,374

			Specialized REITs—0.59%
			Healthcare Realty Trust Incorporated:
824	—	824	5.125%, 4-1-14	805	—	805
570	—	570	6.500%, 1-17-17	584	—	584
			Nationwide Health Properties, Inc.,
600	—	600	6.250%, 2-1-13	639	—	639

				2,028	—	2,028

			Steel—0.25%
			Allegheny Technologies Incorporated,
750	—	750	9.375%, 6-1-19	873	—	873

			Telecommunications—0.43%
			Verizon Wireless Capital LLC,
1,375	—	1,375	5.550%, 2-1-14	1,502	—	1,502

			Textiles / Apparel / Shoes—0.30%
			Mohawk Industries, Inc.,
1,000	—	1,000	6.625%, 1-15-16	1,033	—	1,033

			Tobacco—0.75%
			Altria Group, Inc.,
1,200	—	1,200	10.200%, 2-6-39	1,608	—	1,608
			Reynolds American Inc.:
320	—	320	7.250%, 6-1-12	350	—	350
380	—	380	7.625%, 6-1-16	427	—	427
170	—	170	6.750%, 6-15-17	182	—	182

				2,567	—	2,567

			Wireless Telecommunication Service—0.26%
			Crown Castle International Corp.,
850	—	850	6.113%, 1-15-20 (C)	889	—	889

			TOTAL CORPORATE DEBT SECURITIES -41.09%	$106,493	$34,932	$141,425
			(Cost: $171,835)

			OTHER GOVERNMENT SECURITIES
			Canada—1.03%
			Canadian Imperial Bank of Commerce,
1,350	—	1,350	2.000%, 2-4-13 (C)	1,355	—	1,355
			Province of Ontario (The),
2,195	—	2,195	2.950%, 2-5-15	2,201	—	2,201

			(Cost: $3,542)	$3,556	$—	$3,556

SHARES			DESCRIPTION		VALUE
Ivy Bond Fund	Ivy Mortgage Securities Fund	Acquiring Fund Pro Forma		Ivy Bond Fund	Ivy Mortgage Securities Fund	Acquiring Fund Pro Forma
			UNITED STATES GOVERNMENT AGENCY OBLIGATIONS
			Agency Obligations—1.58%
			Federal Home Loan Mortgage Corporation,
$ 420	$—	420	3.750%, 6-28-13	$444	$—	$444
			Federal National Mortgage Association:
—	400	400	4.750%, 12-15-10 (H)	—	412	412
4,600	—	4,600	0.875%, 1-12-12	4,582	—	4,582

				5,026	412	5,438

			Mortgage-Backed Obligations—43.14%
			Federal Home Loan Mortgage Corporation Fixed Rate Participation Certificates:
—	400	400	5.500%, 12-1-17	—	432	432
—	716	716	5.500%, 9-1-19	—	771	771
—	2,441	2,441	5.000%, 4-1-23	—	2,577	2,577
142	—	142	6.500%, 9-1-32	160	—	160
—	206	206	5.300%, 1-15-33	—	219	219
279	—	279	6.000%, 11-1-33	303	—	303
133	940	1,073	5.500%, 5-1-34	142	1,006	1,148
80	560	640	5.500%, 5-1-34	86	600	686
—	482	482	6.500%, 5-1-34	—	529	529
945	—	945	5.500%, 6-1-34	1,002	—	1,002
24	—	24	5.000%, 9-1-34	25	—	25
73	—	73	5.500%, 9-1-34	77	—	77
229	689	918	5.500%, 10-1-34	242	730	972
1,000	4,000	5,000	5.500%, 3-1-35 TBA	1,056	4,224	5,280
3,000	2,000	5,000	6.000%, 4-1-35 TBA	3,217	2,145	5,362
264	—	264	5.500%, 7-1-35	279	—	279
140	—	140	5.500%, 7-1-35	148	—	148
—	636	636	5.000%, 8-1-35	—	658	658
380	1,125	1,505	5.500%, 10-1-35	405	1,200	1,605
2,344	—	2,344	5.000%, 11-1-35	2,426	—	2,426
—	485	485	5.000%, 12-1-35	—	502	502
—	648	648	6.500%, 7-1-36	—	706	706
309	390	699	7.000%, 12-1-37	343	434	777
—	2,978	2,978	5.000%, 1-1-40	—	3,078	3,078
999	—	999	5.000%, 3-1-40	1,033	—	1,033
999	—	999	5.000%, 3-1-40	1,033	—	1,033
			Federal Home Loan Mortgage Corporation Structured Pass-Through Certificates, Series K-004:
391	196	587	3.413%, 5-25-19	396	198	594
			Federal National Mortgage Association,
—	485	485	5.500%, 2-1-35	—	513	513
			Federal National Mortgage Association Fixed Rate Pass-Through Certificates:
82	—	82	5.500%, 1-1-17	88	—	88
57	—	57	6.000%, 9-1-17	62	—	62
—	236	236	6.000%, 1-1-18	—	255	255
—	250	250	5.500%, 2-1-18	—	271	271
59	—	59	5.500%, 3-1-18	64	—	64
1,992	1,130	3,122	5.500%, 4-1-18 TBA	2,129	1,208	3,337

SHARES			DESCRIPTION		VALUE
Ivy Bond Fund	Ivy Mortgage Securities Fund	Acquiring Fund Pro Forma		Ivy Bond Fund	Ivy Mortgage Securities Fund	Acquiring Fund Pro Forma
$ —	$824	824	5.000%, 5-1-18	$—	$878	$878
222	—	222	5.000%, 6-1-18	237	—	237
83	—	83	5.000%, 7-1-18	89	—	89
—	753	753	5.000%, 10-1-18	—	803	803
—	192	192	5.500%, 9-1-19	—	207	207
3,500	3,000	6,500	4.500%, 4-1-20 TBA	3,629	3,110	6,739
1,032	—	1,032	5.000%, 7-1-23	1,076	—	1,076
—	841	841	6.000%, 8-1-23	—	907	907
—	329	329	5.500%, 2-1-24	—	349	349
—	260	260	6.000%, 8-1-29	—	283	283
56	—	56	7.500%, 5-1-31	63	—	63
27	—	27	7.000%, 9-1-31	31	—	31
57	143	200	7.000%, 11-1-31	65	161	226
32	—	32	6.500%, 12-1-31	35	—	35
—	133	133	6.500%, 2-1-32	—	149	149
—	101	101	6.500%, 2-1-32	—	114	114
—	85	85	6.500%, 2-1-32	—	95	95
49	177	226	7.000%, 2-1-32	56	202	258
60	257	317	7.000%, 3-1-32	68	293	361
15	51	66	6.500%, 4-1-32	17	57	74
—	96	96	6.500%, 5-1-32	—	107	107
—	58	58	6.500%, 5-1-32	—	64	64
16	—	16	6.500%, 5-1-32	18	—	18
45	—	45	6.500%, 7-1-32	51	—	51
38	—	38	6.500%, 8-1-32	43	—	43
36	—	36	6.500%, 8-1-32	40	—	40
—	103	103	6.000%, 9-1-32	—	114	114
64	54	118	6.500%, 9-1-32	72	59	131
25	—	25	6.500%, 9-1-32	28	—	28
—	689	689	6.000%, 10-1-32	—	763	763
83	675	758	6.000%, 10-1-32	91	743	834
76	46	122	6.500%, 10-1-32	85	52	137
—	532	532	6.000%, 11-1-32	—	589	589
80	325	405	6.000%, 11-1-32	88	360	448
—	839	839	6.000%, 3-1-33	—	927	927
—	579	579	6.000%, 3-1-33	—	640	640
67	188	255	6.000%, 3-1-33	74	208	282
109	1,182	1,291	5.500%, 4-1-33	117	1,262	1,379
126	—	126	6.000%, 4-1-33	137	—	137
—	327	327	5.500%, 5-1-33	—	347	347
85	213	298	5.500%, 5-1-33	91	227	318
—	1,286	1,286	6.000%, 6-1-33	—	1,395	1,395
—	491	491	6.000%, 6-1-33	—	533	533
—	39	39	6.500%, 8-1-33	—	43	43
—	2,713	2,713	5.500%, 10-1-33	—	2,879	2,879
130	196	326	6.000%, 10-1-33	143	216	359
—	369	369	6.000%, 12-1-33	—	406	406
75	582	657	5.500%, 1-1-34	79	617	696

SHARES			DESCRIPTION		VALUE
Ivy Bond Fund	Ivy Mortgage Securities Fund	Acquiring Fund Pro Forma		Ivy Bond Fund	Ivy Mortgage Securities Fund	Acquiring Fund Pro Forma
$ 73	$450	523	5.500%, 1-1-34	$78	$477	$555
292	—	292	6.000%, 1-1-34	317	—	317
—	2,604	2,604	5.500%, 2-1-34 TBA	—	2,743	2,743
—	690	690	5.000%, 3-1-34	—	716	716
—	257	257	5.000%, 3-1-34	—	266	266
116	—	116	5.500%, 3-1-34	125	—	125
45	—	45	5.500%, 3-1-34	47	—	47
122	388	510	5.500%, 4-1-34	131	410	541
32	—	32	5.500%, 4-1-34	34	—	34
47	126	173	5.000%, 5-1-34	48	130	178
92	—	92	5.500%, 5-1-34	98	—	98
1,983	1,130	3,113	6.000%, 5-1-34 TBA	2,114	1,205	3,319
—	460	460	6.000%, 8-1-34	—	496	496
—	806	806	5.500%, 9-1-34	—	860	860
—	545	545	6.000%, 9-1-34	—	588	588
—	661	661	6.500%, 9-1-34	—	726	726
1,170	452	1,622	5.500%, 11-1-34	1,239	479	1,718
387	193	580	6.000%, 11-1-34	417	209	626
—	45	45	6.500%, 11-1-34	—	50	50
2,785	879	3,664	5.000%, 12-1-34	2,888	911	3,799
451	899	1,350	5.500%, 1-1-35	477	952	1,429
—	371	371	5.500%, 1-1-35	—	392	392
135	1,791	1,926	5.500%, 2-1-35	143	1,910	2,053
—	784	784	6.500%, 3-1-35	—	866	866
810	—	810	5.500%, 4-1-35	856	—	856
4,110	2,325	6,435	6.000%, 4-1-35 TBA	4,365	2,469	6,834
1,830	—	1,830	6.500%, 5-1-35 TBA	1,977	—	1,977
147	1,886	2,033	5.000%, 7-1-35	152	1,953	2,105
79	576	655	5.000%, 7-1-35	82	595	677
69	472	541	5.000%, 7-1-35	72	489	561
34	—	34	5.000%, 7-1-35	35	—	35
—	490	490	5.500%, 7-1-35	—	518	518
76	—	76	5.500%, 8-1-35	80	—	80
—	1,200	1,200	5.500%, 10-1-35	—	1,282	1,282
670	684	1,354	5.500%, 10-1-35	717	732	1,449
845	419	1,264	5.500%, 11-1-35	892	443	1,335
442	—	442	5.000%, 2-1-36	457	—	457
—	1,232	1,232	5.500%, 2-1-36	—	1,291	1,291
—	530	530	6.500%, 2-1-36	—	582	582
—	893	893	6.500%, 6-1-36	—	970	970
465	1,394	1,859	5.500%, 9-1-36	492	1,476	1,968
—	1,091	1,091	5.500%, 11-1-36	—	1,151	1,151
—	1,328	1,328	6.000%, 11-1-36	—	1,417	1,417
—	651	651	6.000%, 11-1-36	—	695	695
786	—	786	6.500%, 11-1-36	854	—	854
—	717	717	6.000%, 5-1-37	—	762	762
—	219	219	5.500%, 6-1-37	—	231	231
274	—	274	6.000%, 7-1-37	292	—	292
930	1,466	2,396	6.500%, 8-1-37	989	1,590	2,579
477	72	549	6.000%, 9-1-37	508	77	585

SHARES			DESCRIPTION		VALUE
Ivy Bond Fund	Ivy Mortgage Securities Fund	Acquiring Fund Pro Forma		Ivy Bond Fund	Ivy Mortgage Securities Fund	Acquiring Fund Pro Forma
$—	$1,220	1,220	6.500%, 9-1-37	$—	$1,324	$1,324
—	131	131	7.000%, 10-1-37	—	146	146
—	126	126	7.000%, 10-1-37	—	140	140
805	185	990	5.500%, 3-1-38	851	195	1,046
921	—	921	5.000%, 4-1-38	951	—	951
1,236	258	1,494	5.500%, 5-1-38	1,303	272	1,575
913	—	913	6.000%, 7-1-38	971	—	971
924	—	924	6.000%, 12-1-38	982	—	982
—	1,165	1,165	5.000%, 6-1-39	—	1,203	1,203
1,507	—	1,507	5.500%, 12-1-39	1,589	—	1,589
			Government National Mortgage Association Agency REMIC/CMO,
500	—	500	4.408%, 1-16-25	518	—	518
			Government National Mortgage Association Agency REMIC/CMO (Interest Only):
—	5,954	5,954	0.798%, 3-16-34 (D)(F)	—	143	143
—	2,676	2,676	0.713%, 7-16-40 (D)(F)	—	59	59
—	7,851	7,851	0.036%, 3-16-42 (D)(F)	—	15	15
4,156	16,303	20,459	0.845%, 6-17-45 (D)(F)	133	519	652
			Government National Mortgage Association Fixed Rate Pass-Through Certificates:
—	24	24	7.875%, 5-15-17	—	24	24
—	151	151	6.250%, 7-15-24	—	164	164
—	686	686	5.000%, 7-15-33	—	719	719
1,000	5,585	6,585	5.000%, 12-1-33 TBA	1,039	5,803	6,842
—	592	592	5.000%, 7-15-34	—	619	619
—	552	552	5.500%, 12-15-34	—	587	587
—	356	356	5.500%, 12-15-34	—	379	379
—	1,100	1,100	5.000%, 1-15-35	—	1,149	1,149
—	3,000	3,000	5.500%, 4-1-35 TBA	—	3,172	3,172
—	1,364	1,364	5.000%, 12-15-35	—	1,425	1,425
795	—	795	5.500%, 7-15-38	842	—	842
596	—	596	5.500%, 10-15-38	631	—	631
495	—	495	5.500%, 2-15-39	524	—	524
500	1,265	1,765	4.500%, 4-1-39 TBA	505	1,279	1,784
—	309	309	5.000%, 12-15-39	—	321	321
			United States Department of Veterans Affairs, Guaranteed REMIC Pass-Through Certificates, Vendee Mortgage Trust, 1995-1 Class 1,
—	176	176	7.213%, 2-15-25 (D)	—	193	193
			United States Department of Veterans Affairs, Guaranteed REMIC Pass-Through Certificates, Vendee Mortgage Trust, 1995-1 Class 2,
—	55	55	7.793%, 2-15-25	—	61	61

				53,054	95,435	148,489

			TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS—44.72%	$58,080	$95,847	$153,927
			(Cost: $151,581)

SHARES			DESCRIPTION		VALUE
Ivy Bond Fund	Ivy Mortgage Securities Fund	Acquiring Fund Pro Forma		Ivy Bond Fund	Ivy Mortgage Securities Fund	Acquiring Fund Pro Forma
			UNITED STATES GOVERNMENT OBLIGATIONS
			Treasury Inflation Protected Obligations—0.40%
			United States Treasury Notes,
$1,298	$—	1,298	1.875%, 7-15-13 (I)	$1,373	$—	$1,373

			Treasury Obligations—6.44%
			United States Treasury Bonds:
1,775	—	1,775	5.375%, 2-15-31 (H)	1,964	—	1,964
5,210	—	5,210	4.375%, 11-15-39	4,927	—	4,927
			United States Treasury Notes:
180	—	180	1.375%, 3-15-12	181	—	181
3,050	—	3,050	1.000%, 3-31-12	3,049	—	3,049
—	500	500	4.500%, 3-31-12 (H)	—	535	535
1,000	—	1,000	1.375%, 1-15-13	997	—	997
150	—	150	2.750%, 10-31-13	154	—	154
9,580	—	9,580	2.500%, 3-31-15	9,552	—	9,552
810	—	810	3.625%, 2-15-20	796	—	796

				21,620	535	22,155

			TOTAL UNITED STATES GOVERNMENT OBLIGATIONS—6.84%	$22,993	$535	$23,528

			(Cost: $23,312)

			SHORT-TERM SECURITIES
			Commercial Paper (J)—18.83%
			Bemis Company, Inc.:
7,500	6,500	14,000	0.210%, 4-7-10	7,500	6,500	14,000
			Clorox Co.,
2,250	—	2,250	0.280%, 4-13-10	2,250	—	2,250
			Coca-Cola Company (The),
5,000	—	5,000	0.150%, 4-12-10	5,000	—	5,000
			Heinz (H.J.) Finance Co. (Heinz (H.J.) Co.):
5,000	4,000	9,000	0.240%, 4-20-10	4,999	3,999	8,998
			Kitty Hawk Funding Corp.:
3,000	6,000	9,000	0.180%, 4-6-10	3,000	6,000	9,000
			McCormick & Co. Inc.:
8,616	5,925	14,541	0.000%, 4-1-10	8,615	5,925	14,540
			Proctor & Gamble International Funding S.C.A (Proctor & Gamble Company (The)),
—	5,000	5,000	0.160%, 4-28-10	—	4,999	4,999
			Straight-A Funding, LLC (Federal Financing Bank),
—	6,000	6,000	0.160%, 4-16-10	—	6,000	6,000

				31,364	33,423	64,787

			Master Note—1.84%
			Toyota Motor Credit Corporation:
3,077	3,265	6,342	0.134%, 4-1-10 (K)	3,077	3,265	6,342

SHARES			DESCRIPTION		VALUE
Ivy Bond Fund	Ivy Mortgage Securities Fund	Acquiring Fund Pro Forma		Ivy Bond Fund	Ivy Mortgage Securities Fund	Acquiring Fund Pro Forma
			United States Government Agency Obligations—1.14%
			Overseas Private Investment Corporation,
$—	$3,930	3,930	0.160%, 6-15-10 (K)	$—	$3,930	$3,930

			TOTAL SHORT-TERM SECURITIES—21.81%	$34,441	$40,618	$75,059
			(Cost: 75,059)
			TOTAL INVESTMENT SECURITIES—115.58%	$225,860	$171,932	$397,792

			(Cost: $425,644)
			LIABILITIES, NET OF CASH AND OTHER ASSETS—(15.58%)	(23,470)	(30,160)	(53,630)
			NET ASSETS—100.00%	$202,390	$141,772	$344,162

Notes to Proforma Schedule of Investments

*	Not shown due to rounding.
(A)	No dividends were paid during the preceding 12 months.
(B)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be illiquid under guidelines established by the Board of Trustees. At March 31, 2010, the total value of these securities amounted to $17,874 or 5.19% of net assets.
(C)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid under guidelines established by the Board of Trustees. At March 31, 2010, the total value of these securities amounted to $25,414 or 7.38% of net assets.
(D)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2010.
(E)	Security is fully guaranteed by the Federal Deposit Insurance Corporation for both interest and principal under the Debt Guarantee Program of the Temporary Liquidity Guarantee Program. The guarantee expires at the earlier of the security’s maturity date or December 31, 2012.
(F)	Amount shown in principal column represents notional amount for computation of interest.
(G)	Zero coupon bond.
(H)	Securities serve as collateral for the following open futures contracts at March 31, 2010:

Description	Type	Expiration Date	Number of Contracts		Market Value	Unrealized Appreciation (Depreciation)
U.S. 10 Year Treasury Note	Long	6/21/2010	—	*	$9,881	$(35)
U.S. 10 Year Treasury Note	Short	6/21/2010	—	*	(1,628)	(7)
U.S. 30 Year Treasury Bond	Short	6/30/2010	—	*	(7,432)	(91)
U.S. 30 Year Treasury Bond	Short	6/30/2010	—	*	(2,206)	(27)
U.S. 5 Year Treasury Note	Short	6/30/2010	—	*	(5,398)	4
U.S. 2 Year Treasury Note	Long	6/30/2010	—	*	21,696	(33)

					$14,913	$(189)

(I)	The interest rate for this security is a stated rate, but the interest payments are determined by multiplying the inflation-adjusted principal by one half of the stated rate for each semiannual interest payment date.

(J)	Rate shown is the yield to maturity at March 31, 2010.
(K)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2010. Date shown represents the date that the variable rate resets.

The following acronyms are used throughout this schedule:

CMBS = Commercial Mortgage-Backed Security

CMO = Collateralized Mortgage Obligation

REIT = Real Estate Investment Trust

REMIC = Real Estate Mortgage Investment Conduit

TBA = To Be Announced

See Accompanying Notes to Pro Forma Financial Statements.

IVY BOND FUND

IVY MORTGAGE SECURITIES FUND

PRO FORMA COMBINED FINANCIAL STATEMENTS

FOR THE PERIOD ENDED MARCH 31, 2010

(UNAUDITED)

The following unaudited Pro Forma Combined Statement of Assets and Liabilities, including the unaudited Pro Forma Combined Schedule of Investments of Ivy Bond Fund and Ivy Mortgage Securities Fund as of March 31, 2010, has been derived from the respective Statements of Assets and Liabilities, including the Schedules of Investments, of Ivy Bond Fund and Ivy Mortgage Securities Fund as of March 31, 2010.

The unaudited Pro Forma Combined Statement of Assets and Liabilities is presented for informational purposes only and does not purport to be indicative of the financial condition that would have resulted if the Reorganization had been consummated on March 31, 2010. The unaudited Pro Forma Financial Statements should be read in conjunction with the respective financial statements and related notes of Ivy Bond Fund and Ivy Mortgage Securities Fund incorporated by reference in this Statement of Additional Information.

Pro Forma Statement of Assets and Liabilities (Unaudited)

(000 omitted, except per share amounts)

March 31, 2010

	Ivy Bond Fund	Ivy Mortgage Securities Fund	Pro forma Adjustments		Combining Pro Forma
ASSETS
Investment securities	$225,860	$171,932	$0		$397,792
Cash	2,924	0	$0		$2,924
Receivable for Investment securities sold	6,084	4,481	0		10,565
Other Assets	1,803	868	0		2,671

Total assets	236,671	177,281	0		413,952

LIABILITIES
Payable for investment securities purchased	33,643	34,966	0		68,609
Payable to Fund shareholders	315	226	0		541
Payable to affiliates	217	209	0		426
Other payables	106	108	66	(a)	280

Total liabilities	34,281	35,509	66		69,856

Net Assets	$202,390	$141,772	$(66)		$344,096

Net Assets
Capital paid in	$206,243	$215,311	$0		$421,554
Accumulated net realized loss on investments	(3,801)	(45,551)	0		(49,352)
Undistributed net investment income (loss)	0	0	(66)		(66)
Net unrealized appreciation (depreciation) on investments	(52)	(27,988)	0		(28,040)

Total Net Assets	$202,390	$141,772	$(66)		$344,096

Class A
Net Assets	168,313	129,873	(60	) (a)	298,126
Outstanding Shares	17,135	15,687	(2,463	) (b)	30,359
Net asset value per share	$9.82	8.28			9.82
Add: selling commission (5.75% of offering price)	0.60	0.51			0.60

Maximum offering price per Class A share (Class A NAV divided by 94.25%)	$10.42	$8.79			$10.42
Class B
Net Assets	6,258	3,585	(2	) (a)	9,841
Outstanding Shares	637	433	(68	) (b)	1,002
Net asset value per share	9.82	8.28			9.82
Class C
Net Assets	18,858	6,182	(3	) (a)	25,037
Outstanding Shares	1,920	747	(117	) (b)	2,550
Net asset value per share	9.82	8.28			9.82
Class E
Net Assets	2,303	302	0	(a)	2,605
Outstanding Shares	235	36	(6	) (b)	265
Net asset value per share	9.82	8.28			9.82
Add: selling commission (5.75% of offering price)	0.60	0.51			0.60

Maximum offering price per Class E share (Class E NAV divided by 94.25%)	$10.42	$8.79			$10.42
Class I
Net Assets	620	513	0	(a)	1,133
Outstanding Shares	63	62	(10	) (b)	115
Net asset value per share	9.82	8.28			9.82
Class Y
Net Assets	6,038	1,316	(1	) (a)	7,353
Outstanding Shares	615	159	(25	) (b)	749
Net asset value per share	9.82	8.28			9.82

(a)	Accrued cost of one time proxy, accounting, legal and other costs borne 50% by Ivy Investment Management Company and 50% by the Acquired Fund.
(b)	Share adjustment—redemption of Acquired Fund’s shares and issuance of Acquiring Fund’s shares for net assets at NAV per share of each class of Acquiring Fund.

See Accompanying Notes to Pro Forma Financial Statements.

The following unaudited Pro Forma Combined Statement of Operations for Ivy Bond Fund and Ivy Mortgage Securities Fund has been derived from the respective audited Statements of Operations of Ivy Bond Fund and Ivy Mortgage Securities Fund for the twelve months ended March 31, 2010. Such information has been adjusted to give effect to the Reorganization as if it had occurred on April 1, 2009, and reflects Pro Forma adjustments that are directly attributable to the Reorganization and are expected to have a continuing impact.

The unaudited Pro Forma Combined Statement of Operations is presented for informational purposes only and does not purport to be indicative of the results of operations that would have occurred if the Reorganization had been consummated on April 1, 2009. The unaudited Pro Forma Combined Financial Statements should be read in conjunction with the financial statements and related notes of Ivy Bond Fund and Ivy Mortgage Securities Fund incorporated by reference in this Statement of Additional Information.

Pro Forma Statement of Operations (Unaudited)

(000 omitted)

For the year ended March 31, 2010

	Ivy Bond Fund	Ivy Mortgage Securities Fund	Pro forma Adjustments		Combining Pro Forma
Investment Income
Income
Dividends (net of foreign withholding tax)	$22	$0	$0		$22
Interest and amortization (net of foreign withholding tax)	7,142	7,267	0		14,409

Total income	7,164	7,267	0		14,431

Expenses
Investment management fee	785	705	35	(a)	1,525
Shareholder Servicing (Transfer Agency)
Class A	348	598	(95	) (b)	851
Class B	30	33	(3	) (b)	60
Class C	39	31	(2	) (b)	68
Class E	12	3	(1	) (b)	14
Class I	1	1	(0	) (b)	2
Class Y	7	4	(0	) (b)	11
Distribution and Service Fee
Class A	310	317			627
Class B	42	40			82
Class C	150	69			219
Class E	4	1			5
Class Y	10	6			16
Accounting Service Fees	69	69	(67	) (c)	71
Custodian Fees	25	24			49
Audit Fees	15	28	(15	) (d)	28
Legal Fees	2	12			14
Other	122	128	(50	) (e)	200

Total expenses	1,971	2,069	(199)		3,841

Expenses reimbursement	(8)	(3)	(5	) (f)	(16)

Net Expenses	1,963	2,066	(204)		3,825

Net investment income (loss)	$5,201	$5,201	$204		$10,606

Realized and Unrealized Gain (Loss) on Investments
Realized net gain (loss) on securities	$1,271	$(20,346)	$0		$(19,075)
Realized gain on futures contracts	618	285	0		903
Unrealized appreciation in value of investments during the period	13,998	30,608
Unrealized appreciation (depreciation) in value of future contracts during the period	(200)	502	0		302

Net gain on investments	15,687	11,049	0		26,736

Net increase in net assets resulting from operations	$20,888	$16,250	$204		$37,342

(a)	Based on management fee of 0.525% of net assets.
(b)	Shareholder Servicing adjusted due to combining identical accounts as well as a reduction in out-of-pocket expenses.
(c)	Accounting services fee adjustment due to lower annual fee due to a higher total net assets.
(d)	Audit fees adjustment due to combination of funds to one entity.
(e)	Decrease due to economies of scale achieved by merging funds.
(f)	Decrease due to expense waivers on surviving fund.

See Notes to Pro Forma Financial Statements.

IVY BOND FUND

NOTES TO PRO FORMA STATEMENT OF ASSETS AND LIABILITIES

AS OF MARCH 31, 2010

AND THE PRO FORMA STATEMENT OF OPERATIONS

FOR THE TWELVE MONTHS ENDED MARCH 31, 2010

(Unaudited)

(amounts in thousands)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Ivy Bond Fund and Ivy Mortgage Securities Fund are registered under the Investment Company Act of 1940, as amended (the 1940 Act), as diversified, open-end management investment companies. Ivy Bond Fund’s investment objective is to provide a high level of current income consistent with prudent investment risk. Ivy Mortgage Securities Fund’s investment objective is to provide a high level of current income consistent with prudent investment risk. Each Fund’s investment manager is Ivy Investment Management Company (IICO or the Manager).

Each Fund offers Class A, Class B, Class C, Class E, Class I and Class Y shares. The number of shares in each such Class that is authorized is unlimited. Class A and Class E shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). Class I and Class Y shares are sold without either a front-end sales charge or a CDSC. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Net investment income, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer agent and shareholder servicing fees, directly attributable to that class. Class A, B, C, E and Y have separate distribution and/or service plans. No such plan has been adopted for Class I shares. Class B shares will automatically convert to Class A shares 96 months after the date of purchase.

The following is a summary of significant accounting policies consistently followed by each Fund.

Securities Valuation. Each Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the NYSE), normally 4:00 P.M. Eastern time, on each day the NYSE is open for trading.

Securities traded on U.S. or foreign securities exchanges or included in a national market system are valued at the official closing price at the close of each business day unless otherwise stated below. Over-the-counter securities and listed securities for which no price is readily available are valued at the average of the last bid and asked prices. Security prices are based on quotes that are obtained from an independent pricing service approved by the Board of Trustees.

To determine values of fixed-income securities, the independent pricing service utilizes such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Securities which cannot be valued by the independent pricing service are valued using valuations obtained from dealers that make markets in the securities.

Options and swaps are valued by the independent pricing service unless the price is unavailable, in which case they are valued at either the mean between the last bid and asked price or using a valuation obtained from a dealer in that security. Futures contracts traded on an exchange are generally valued at the settlement price. Mutual funds, including investment funds, are typically valued at the net asset value reported at the close of each business day.

Senior loans are valued using a composite price from more than one broker or dealer as obtained from an independent pricing service.

Short-term securities with maturities of 60 days or less are valued on the basis of amortized cost (which approximates market value), whereby a portfolio security is valued at its cost initially, and thereafter valued to reflect a constant amortization to maturity of any discount or premium.

Because many foreign markets close before the NYSE, events may occur between the close of the foreign market and the close of the NYSE that could have a material impact on the valuation of foreign securities. The Funds, under the supervision of the Board of Trustees, evaluate the impact of these events and may adjust the valuation of foreign securities to reflect the fair value as of the close of the NYSE. In addition, all securities for which market values are not readily available or are deemed unreliable are appraised at fair value as determined in good faith under the direction of the Board of Trustees. As of March 31, 2010, the following had aggregate investments valued at fair value as shown:

Fund Name	Total Amount of Fair Valued Securities	Percent of Net Assets
Ivy Bond Fund	$21	0.01%

Security Transactions and Related Investment Income. Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses are calculated on the identified cost basis. Interest income is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Upon notification from issuers, some of the distributions received from a real estate investment trust or publicly traded partnership may be redesignated as a reduction of cost of the related investment and/or realized gain.

Securities on a When-Issued or Delayed Delivery Basis. Certain Funds may purchase securities on a “when-issued” basis, and may purchase or sell securities on a “delayed delivery” basis. “When-issued” or “delayed delivery” refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by a Fund on a when-issued basis normally take place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of a Fund’s net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When a Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The Fund may also sell securities that it purchased on a when-issued or delayed-delivery basis prior to settlement of the original purchase.

Senior Loans. A Fund invests in senior secured corporate loans (senior loans) either as an original lender or as a purchaser of a loan assignment or a participation interest in a loan. Senior loans are generally made to U.S. and foreign borrowers that are corporations, partnerships, or other business entities. Senior loans are generally readily marketable, but some loans may be illiquid or may be subject to some restrictions on resale.

Certain senior loans contain provisions that obligate a Fund to fund future commitments at the borrower’s discretion. At March 31, 2010, there were no such unfunded commitments.

Mortgage Dollar Roll Transactions. Certain Funds enter into dollar roll transactions on securities issued or to be issued by the Government National Mortgage Association, Federal National Mortgage Association and Federal Home Loan Mortgage Corporation, in which the Fund sells mortgage securities and simultaneously agrees to repurchase similar (same type, coupon and maturity) securities at a later date at an agreed upon price.

During the period between the sale and repurchase, the Fund forgoes principal and interest paid on the mortgage securities sold. The Fund is compensated from negotiated fees paid by brokers offered as an inducement to the Fund to “roll over” their purchase commitments. These fees are recognized over the roll period and are included in Interest and amortization in the Statement of Operations.

Interest Only Obligations. These securities entitle the owner to receive only the interest portion from a bond, Treasury note or pool of mortgages. These securities are generally created by a third party separating a bond or pool of mortgages into distinct interest-only and principal-only securities. As the principal (par) amount of a bond or pool of mortgages is paid down, the amount of interest income earned by the owner will decline as well.

Credit Risk. Certain Funds may hold high-yield and/or non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default.

Repurchase Agreements. Each Fund may purchase securities subject to repurchase agreements, which are instruments under which the Fund purchases a security and the seller (normally a commercial bank or broker-dealer) agrees, at the time of purchase, that it will repurchase the security at a specified time and price. Repurchase agreements are collateralized by the value of the resold securities which, during the entire period of the agreement, generally remains at least equal to the value of the agreement, including accrued interest thereon. The collateral for the repurchase agreement is held by a custodian bank.

Investments with Off-Balance Sheet Risk. Certain Funds may enter into financial instrument transactions (such as swaps, futures, options and other derivatives) that may have off-balance sheet market risk. Off-balance sheet market risk exists when the maximum potential loss on a particular financial instrument is greater than the value of such financial instrument, as reflected in the Statement of Assets and Liabilities.

Segregation and Collateralization. In cases in which the 1940 Act and the interpretive positions of the Securities and Exchange Commission (SEC) require that a Fund either delivers collateral or segregates assets in connection with certain investments (e.g., dollar rolls, financial futures contracts, foreign currency exchange contracts, options written, securities with extended settlement periods and swaps), the Fund will segregate collateral or designate on its books and records cash or other liquid securities having a market value at least equal to the amount that is required to be physically segregated for the benefit of the counterparty. Furthermore, based on requirements and agreements with certain exchanges and third party broker-dealers, each party has requirements to deliver/deposit cash or securities as collateral for certain investments.

Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

Income Taxes. It is the policy of each Fund to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. In addition, each Fund intends to pay distributions as required to avoid imposition of excise tax. Accordingly, no provision has been made for Federal income taxes. Management of the Trust periodically reviews all tax positions to assess that it is more likely than not that the position would be sustained upon examination by the relevant tax authority based on the technical merits of each position. As of and for the fiscal year ended March 31, 2010, management believes that under this standard no liability for unrecognized tax positions is required. The Funds are subject to examination by U.S. federal and state authorities for returns filed for tax years after 2006.

Dividends and Distributions to Shareholders. Dividends and distributions to shareholders are recorded by each Fund on the business day following record date. Net investment income dividends and capital gains distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America.

Custodian Fees. “Custodian fees” in the Statement of Operations may include interest expense incurred by a Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. A Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by that Fund, at a rate equal to the custodian’s prime rate less 150 basis points. The “Earnings credit” line item, if shown, represents earnings on cash balances maintained by that Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

Trustees and Chief Compliance Officer Fees. Fees paid to the Trustees can be paid in cash or deferred to a later date, at the election of each Trustee according to the Deferred Fee Agreement entered into between the Trust and the Trustee(s). Each Fund records its portion of the deferred fees as a liability on the Statement of Assets and Liabilities. All fees paid in cash plus any appreciation (depreciation) in the underlying deferred plan are shown on the Statement of Operations. Additionally, fees paid to the office of the Chief Compliance Officer of the Funds are shown on the Statement of Operations.

Indemnifications. The Trust’s organizational documents provide current and former Trustees and Officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Trust. In the normal course of business, the Trust may also enter into contracts that provide general indemnifications. The Trust’s maximum exposure under these arrangements is unknown and is dependent on future claims that may be made against the Trust. The risk of material loss from such claims is considered remote.

Concentration of Risk. Certain Funds may have a concentration of risk which includes, but is not limited to, investing in international securities. International investing involves additional risks including, but not limited to, currency fluctuations, political or economic conditions affecting the foreign country and differences in accounting standards and foreign regulations.

Other. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Management has performed a review for subsequent events through the date this report was issued.

2. BASIS OF COMBINATION

The Board of Trustees of the Trust at a meeting held on November 17 and 18, 2009 unanimously approved a proposed reorganization, in which the Ivy Bond Fund series of the Trust will acquire all of the assets and assume all of the liabilities of the Ivy Mortgage Securities Fund in exchange for an equal aggregate net asset value (“NAV”) of newly issued shares of beneficial interest of the Ivy Bond Fund series of the Trust (the Reorganization). The Board of Trustees re-evaluated their previous determination on May 25 and 26, 2010, and confirmed their continued authorization of the proposed reorganization. As contemplated under the Reorganization, the Ivy Mortgage Securities Fund will distribute Ivy Bond Fund shares of beneficial interest to its shareholders, after which it will liquidate and cease to be a series of the Trust. Under the Reorganization shareholders of each class of shares of the Ivy Mortgage Securities Fund will receive shares of the same class in the Ivy Bond Fund that they currently own. The aggregate NAV of Ivy Bond Fund shares received by the Ivy Mortgage Securities Fund shareholders in the Reorganization will be equal to the aggregate NAV of the shareholders’ current shares of the Ivy Mortgage Securities Fund held on the business day prior to closing of the Reorganization, less the costs of the Reorganization attributable to their common shares. The Ivy Bond Fund will continue to operate after the Reorganization as a separate series of the Trust.

The Reorganization is intended to be accounted for as a tax-free reorganization of investments companies. The unaudited Pro Forma Combined Schedule of Investments and Combined Statement of Assets and Liabilities

reflect the financial position of the Funds at March 31, 2010. The unaudited Pro Forma Combined Statement of Operations reflects the results of operations of the Funds for the year ended March 31, 2010. These statements have been derived from the books and records of the Funds at the dates indicated above in conformity with U.S. generally accepted accounting principles. As of March 31, 2010, the portfolio of securities held by the Ivy Mortgage Securities Fund complied with the fundamental investment restrictions of the Ivy Bond Fund, and the Funds’ investment objectives were the same. The historical cost basis of investment securities is expected to be carried forward to the surviving entity. The fiscal year end for the Funds is March 31.

The accompanying pro forma combined financial statements should be read in conjunction with the historical financial statements of the Funds incorporated by reference in the Reorganization Statement of Additional Information. Such pro forma combined financial statements are presented for information only and may not necessarily be representative of what the actual combined financial statements would have been had the Reorganization occurred on March 31, 2009. Following the Reorganization, the Ivy Bond Fund will be the accounting survivor.

Certain expenses of the Reorganization, estimated to be $66, will be borne by the Ivy Mortgage Securities Fund.

3. INVESTMENT MANAGEMENT AND PAYMENTS TO AFFILIATED PERSONS

Management Fees. IICO, a wholly owned subsidiary of Waddell & Reed Financial, Inc. (WDR), serves as each Fund’s investment manager. IICO provides investment advice, for which services it is paid a fee. The fee is payable by each Fund at the following annual rates and is accrued and paid monthly:

Fund	Net Asset Breakpoints	Annual Rate
Ivy Bond Fund	Up to $500 Million	0.525%
	Over $500 Million up to $1 Billion	0.50%
	Over $1 Billion up to $1.5 Billion	0.45%
	Over $1.5 Billion	0.40%

Ivy Mortgage Securities Fund	Up to $500 Million	0.50%
	Over $500 Million up to $1 Billion	0.45%
	Over $1 Billion up to $1.5 Billion	0.40%
	Over $1.5 Billion	0.35%

Accounting Services Fees. Pursuant to an Accounting and Administrative Services Agreement, Waddell & Reed Services Company, doing business as WI Services Company (WISC), an indirect subsidiary of WDR, provides certain accounting and pricing services for each Fund. WISC acts as the agent in providing bookkeeping and accounting services and assistance to each Fund, including maintenance of Fund records, pricing of Fund shares and preparation of certain shareholder reports. For these services, each Fund pays WISC a monthly fee of one-twelfth of the annual fee shown in the following table:

Accounting Services Fee
Average Net Asset Level (in millions)				Annual Fee Rate for Each Level
From	$0	to	$10	$0
From	$10	to	$25	$11.5
From	$25	to	$50	$23.1
From	$50	to	$100	$35.5
From	$100	to	$200	$48.4
From	$200	to	$350	$63.2
From	$350	to	$550	$82.5
From	$550	to	$750	$96.3
From	$750	to	$1,000	$121.6
From	$1,000 and Over			$148.5

In addition, for each class of shares in excess of one, each Fund pays WISC a monthly per-class fee equal to 2.5% of the monthly accounting services base fee.

Administrative Fee. Each Fund also pays WISC a monthly fee at the annual rate of 0.01%, or one basis point, for the first $1 billion of net assets with no fee charged for net assets in excess of $1 billion. This fee is voluntarily waived by WISC until a Fund’s net assets are at least $10 million.

Shareholder Servicing. General. Under the Shareholder Servicing Agreement between the Trust and WISC, with respect to Class A, Class B, Class C and Class E shares, for each shareholder account that was in existence at any time during the prior month, each Fund pays a monthly fee of $1.6958. For Class I and Class Y shares, each Fund pays a monthly fee equal to one-twelfth of 0.15 of 1% of the average daily net assets of the class for the preceding month. Each Fund also reimburses WISC for certain out-of-pocket costs for all classes.

Non-networked accounts. Each Fund pays WISC an annual fee (payable monthly) for each account of the Fund that is non-networked as shown above; however, WISC has agreed to reduce that fee if the number of total shareholder accounts within the Complex (Waddell & Reed Advisors Funds, Waddell & Reed InvestEd Portfolios, Ivy Funds and Ivy Funds, Inc.) reaches certain levels.

Networked accounts. For certain networked accounts (that is, those accounts whose Fund shares are purchased through certain financial intermediaries), WISC has agreed to reduce its per account fees charged to the Funds to $0.50 per month per shareholder account. Additional fees may be paid by the Funds to those intermediaries. If the aggregate annual rate of the WISC transfer agent fee and the costs charged by the financial services companies exceeds $18.00 per account for a Fund, WISC will reimburse the Fund the amount in excess of $18.00.

Broker accounts. Certain broker-dealers that maintain shareholder accounts with each Fund through an omnibus account provide transfer agent and other shareholder-related services that would otherwise be provided by WISC if the individual accounts that comprise the omnibus account were opened by their beneficial owners directly. Each Fund may pay such broker-dealers a per account fee for each open account within the omnibus account, or a fixed rate fee, based on the average daily net asset value of the omnibus account (or a combination thereof).

Distribution and Service Plan. General. Under a Distribution and Service Plan for Class A, Class B, Class C, Class E, Class R and Class Y shares adopted by the Trust on behalf of each Fund, each Fund may pay certain amounts pursuant to Rule 12b–1 under the Investment Company Act of 1940.

Class A Shares. Each Fund may pay a distribution and/or service fee to Ivy Funds Distributors, Inc. (IFDI) in an amount not to exceed 0.25% of the Fund’s average annual net assets attributable to that class. The fee is to be paid to reimburse IFDI for amounts it expends in connection with the distribution of the Class A shares and/or provision of personal services to Fund shareholders and/or maintenance of shareholder accounts of that class.

Class B and Class C Shares. Each Fund may pay IFDI a service fee not to exceed 0.25% of the Fund’s average annual net assets attributable to that class. The fee is to be paid to reimburse IFDI for amounts it expends in connection with the provision of personal services to Fund shareholders and/or maintenance of shareholder accounts. Each Fund may pay IFDI a distribution fee not to exceed 0.75% of the Fund’s average annual net assets attributable to that class to compensate IFDI for its services in connection with the distribution of shares of that class. The Class B Plan and the Class C Plan each permit IFDI to receive compensation, through the distribution fee, for its distribution activities for that class.

Class E Shares. Each Fund may pay IFDI a fee up to 0.25% of the Fund’s average annual net assets attributable to that class, paid daily, to compensate IFDI for its costs and expenses in connection with, either directly or through others, the distribution of the Class E shares, the provision of personal services to Class E shareholders and/or maintenance of Class E shareholder accounts.

Class Y Shares. Each Fund may pay IFDI a fee of up to 0.25%, on an annual basis, of the average daily net assets attributable to that class to compensate IFDI for, either directly or through third parties, distributing the Class Y shares of that Fund, providing personal service to Class Y shareholders and/or maintenance of Class Y shareholder accounts.

As described above, the Distribution and Service Plan adopted by each Fund provides for the payment of a fee to IFDI to reimburse IFDI for amounts expended and further provides that expenses for a period not reimbursed due to expense limitations may be carried forward to subsequent periods to be reimbursed.

Effective April 1, 2010, the Trust adopted a new Distribution and Service Plan whereby fees will be paid to compensate IFDI. Under this new plan, unreimbursed amounts from prior periods may not be carried forward to subsequent periods. Accordingly, the Funds have not recorded a liability for any unreimbursed fees that existed at March 31, 2010.

Sales Charges. As principal underwriter for the Trust’s shares, IFDI receives sales commissions (which are not an expense of the Trust) for Class A and Class E shares. A contingent deferred sales charge (CDSC) may be assessed against a shareholder’s redemption amount of Class B, Class C or certain Class A and Class E shares and is paid to IFDI. During the fiscal year ended March 31, 2010, IFDI received the following amounts in sales commissions and CDSC:

	Gross Sales Commissions	CDSC
		Class A		Class B	Class C	Class E
Ivy Bond Fund	$219	$—	*	$8	$3	$—
Ivy Mortgage Securities Fund	108	1		9	2	—

*	Not shown due to rounding.

With respect to Class A, Class B, Class C and Class E shares, IFDI pays sales commissions and all expenses in connection with the sale of the Trust’s shares, except for registration fees and related expenses. During the fiscal year ended March 31, 2010, the following amounts were paid by IFDI:

Ivy Bond Fund	$238
Ivy Mortgage Securities Fund	113

Expense Reimbursements and/or Waivers. Fund and class expense limitations and related waivers/reimbursements for the fiscal year ended March 31, 2010 are as follows:

Fund Name	Share Class Name	Type of Expense Limit	Commencement Date	End Date	Expense Limit	Amount of Expense Reduction	Expense Reduced
Ivy Bond Fund	Class E	Contractual	8-1-2008	7-31-2011	1.21%	$8	12b-1 Fees and/or Shareholder Servicing
	Class Y	Contractual	8-1-2008	7-31-2011	1.21%	$—	NA
	Class Y	Voluntary	NA	NA	Not to exceed Class A	$—	NA
Ivy Mortgage Securities Fund	Class E	Contractual	8-1-2008	7-31-2011	1.14%	$3	12b-1 Fees and/or Shareholder Servicing
	Class Y	Voluntary	NA	NA	Not to exceed Class A	$—	NA

4. INVESTMENT VALUATIONS

Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1	—	unadjusted quoted prices in active markets for identical securities
Level 2	—	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3	—	significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments)

The following tables summarize the valuation of each Fund’s investments by the above fair value hierarchy levels as of March 31, 2010:

Ivy Bond Fund	Level 1	Level 2	Level 3
Assets
Investments in Securities
Preferred Stocks	$—	$297	$—
Corporate Debt Securities	—	102,174	4,319
Other Government Securities	—	3,556	—
United States Government Agency Obligations	—	58,080	—
United States Government Obligations	—	22,993	—
Short-Term Securities	—	34,441	—

Total Investments in Securities	$—	$221,541	$4,319

Futures Contracts	$4	$—	$—
Liabilities
Futures Contracts	$159	$—	$—

Ivy Mortgage Securities Fund	Level 1	Level 2	Level 3
Assets
Investments in Securities
Corporate Debt Securities	$—	$31,030	$3,902
United States Government Agency Obligations	—	95,847	—
United States Government Obligations	—	535	—
Short-Term Securities	—	40,618	—

Total Investments in Securities	$—	$168,030	$3,902

Futures Contracts	$34	$—	$—

The following tables are a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Common Stocks	Preferred Stocks	Investment Funds	Corporate Debt Securities	Other Government Securities	Written Options
Ivy Bond Fund
Beginning Balance 4-1-09	$—	$—	$—	$792	$—	$—
Net realized gain (loss)	—	—	—	91	—	—
Net unrealized appreciation (depreciation)	—	—	—	517	—	—
Purchases	—	—	—	3,156	—	—
Sales	—	—	—	(237)	—	—
Transfers into Level 3 during the period	—	—	—	—	—	—
Transfers out of Level 3 during the period	—	—	—	—	—	—

Ending Balance 3-31-10	$—	$—	$—	$4,319	$—	$—

Net change in unrealized appreciation (depreciation) for all Level 3 investments still held as of 3-31-10	$—	$—	$—	$517	$—	$—

Ivy Mortgage Securities
Beginning Balance 4-1-09	$—	$—	$—	$3,610	$—	$—
Net realized gain (loss)	—	—	—	(279)	—	—
Net unrealized appreciation (depreciation)	—	—	—	928	—	—
Purchases	—	—	—	—	—	—
Sales	—	—	—	(706)	—	—
Transfers into Level 3 during the period	—	—	—	349	—	—
Transfers out of Level 3 during the period	—	—	—	—	—	—

Ending Balance 3-31-10	$—	$—	$—	$3,902	$—	$—

Net change in unrealized appreciation (depreciation) for all Level 3 investments still held as of 3-31-10	$—	$—	$—	$924	$—	$—

Transfers from Level 2 to Level 3 occurred generally due to the lack of observable market data due to decreased market activity or information for these securities. Transfers from Level 3 to Level 2 occurred generally due to the increased availability of observable market data due to increased market activity or information. As shown above, transfers in and out of Level 3 represent the value at the later of the beginning of the fiscal period or the purchase date of the security.

Net realized gain (loss) and net unrealized appreciation (depreciation), shown on the reconciliation of Level 3 investments if applicable, are included on the Statement of Operations in net realized gain (loss) on investments in unaffiliated securities and in net change in unrealized appreciation (depreciation) on investments in unaffiliated securities, respectively. Additionally, the net change in unrealized appreciation for all Level 3 investments still held as of March 31, 2010, if applicable, is included on the Statement of Operations in net change in unrealized appreciation (depreciation) on investments in unaffiliated securities.

As shown above, the Funds may own different types of assets that are classified as Level 2 or Level 3. Assets classified as Level 2 can have a variety of observable inputs, including, but not limited to, benchmark yields, reported trades, broker quotes, benchmark securities, and bid/offer quotations. These observable inputs are collected and utilized, primarily by an independent pricing service, in different evaluated pricing approaches depending upon the specific asset to determine a value.

Securities’ values included in the reconciliations above have been primarily determined through the use of a single quote (or multiple quotes) from dealer(s) in the securities using proprietary valuation models. These quotes involve significant unobservable inputs, and thus the related securities are classified as Level 3 investments.

5. FEDERAL INCOME TAX MATTERS

For Federal income tax purposes, cost of investments owned at March 31, 2010 and the related unrealized appreciation (depreciation) were as follows:

Fund	Cost of investments	Gross appreciation	Gross depreciation	Net unrealized appreciation (depreciation)
Ivy Bond Fund	$226,001	$6,142	$6,283	$(141)
Ivy Mortgage Securities Fund	199,911	3,338	31,317	(27,979)

For Federal income tax purposes, the Funds’ distributed and undistributed earnings and profit for the fiscal year ended March 31, 2010 and the related net capital losses and post-October activity were as follows:

	Ivy Bond Fund	Ivy Mortgage Securities Fund
Net ordinary income	$5,288	$6,728
Distributed ordinary income	5,246	6,716
Undistributed ordinary income	67	76

Realized long term capital gains	—	—
Distributed long term capital gains	—	—
Undistributed long term capital gains	—	—
Post-October losses deferred	874	6,813

Internal Revenue Code regulations permit each Fund to defer into its next fiscal year net capital losses or net long-term capital losses and currency losses incurred between each November 1 and the end of its fiscal year (post-October losses). Distributions shown above may be reported differently to individual shareholders.

Capital loss carryovers are available to offset future net realized gains incurred in the eight taxable years succeeding the loss year for Federal income tax purposes. The following tables show the totals by year in which the capital loss carryovers will expire if not utilized.

	Ivy Bond Fund	Ivy Mortgage Securities Fund
March 31, 2014	$—	$164
March 31, 2015	335	484
March 31, 2016	—	902
March 31, 2017	2,157	6,969
March 31, 2018	259	30,194

Total carryover	$2,751	$38,713

Net investment income dividends and capital gains distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are due to differing treatments for items such as deferral of wash sales and post-October losses, foreign currency transactions, net operating losses and expiring capital loss carryovers.

At March 31, 2010, the following reclassifications were made: Ivy Bond Fund reclassified permanent differences relating to differing treatments of mortgage-backed security paydowns and Ivy Mortgage Securities Fund reclassified permanent differences relating to differing treatments of mortgage-backed security paydowns.

6. MULTICLASS OPERATIONS

The Trust has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

	For the fiscal year ended March 31,
	2010		2009
Ivy Bond Fund	Shares	Value	Shares	Value
Shares issued from sale of shares:
Class A	9,087	$86,676	5,285	$48,655
Class B	464	4,427	323	2,952
Class C	1,426	13,502	1,702	15,393
Class E	120	1,145	74	674
Class I	452	4,389	7	60
Class Y	581	5,381	182	1,632
Shares issued in reinvestment of distributions to shareholders:
Class A	357	3,377	324	2,962
Class B	9	86	8	77
Class C	32	302	22	202
Class E	6	61	4	40
Class I	1	10	1	8
Class Y	15	144	2	13
Shares redeemed:
Class A	(3,480)	(32,616)	(4,059)	(36,603)
Class B	(218)	(2,022)	(202)	(1,815)
Class C	(1,011)	(9,450)	(785)	(7,052)
Class E	(26)	(252)	(26)	(230)
Class I	(410)	(3,978)	(6)	(52)
Class Y	(141)	(1,276)	(26)	(227)

Net increase	7,264	$69,906	2,830	$26,689

	For the fiscal year ended March 31,
	2010		2009
	Shares	Value	Shares	Value
Ivy Mortgage Securities Fund
Shares issued from sale of shares:
Class A	3,652	$29,389	4,120	$36,588
Class B	34	275	133	1,148
Class C	178	1,438	602	5,235
Class E	3	22	8	71
Class I	77	610	9	73
Class Y	59	468	253	2,355
Shares issued in reinvestment of distributions to shareholders:
Class A	709	5,670	1,117	9,731
Class B	17	136	37	321
Class C	32	255	62	535
Class E	2	14	2	15
Class I	1	10	2	14
Class Y	15	120	36	317
Shares redeemed:
Class A	(5,793)	(46,080)	(14,682)	(127,097)
Class B	(222)	(1,755)	(728)	(6,271)
Class C	(562)	(4,466)	(1,297)	(11,088)
Class E	(3)	(28)	(5)	(45)
Class I	(45)	(362)	(8)	(65)
Class Y	(365)	(2,926)	(778)	(6,875)

Net decrease	(2,211)	$(17,210)	(11,117)	$(95,038)

7. DERIVATIVE INSTRUMENTS

During the fiscal year ended March 31, 2010, each Fund adopted an accounting standard that amended and expanded disclosures about derivative instruments and hedging activities. This standard requires qualitative disclosures about the objectives and strategies of derivative instruments, quantitative disclosures about the fair value amounts of and gains and losses on derivative instruments, and disclosures of credit-risk-related contingent features in hedging activities.

Forward Foreign Currency Contracts. Certain Funds may enter into forward foreign currency contracts (forward contracts) for the purchase or sale of a foreign currency at a negotiated rate at a future date. Forward contracts are reported on a schedule following the Schedule of Investments. Forward contracts will be valued daily based upon the closing prices of the forward currency rates determined at the close of the NYSE as provided by a bank, dealer or independent pricing service. The resulting unrealized appreciation and depreciation is reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations within the change in unrealized appreciation (depreciation). At contract close, the difference between the original cost of the contract and the value at the close date is recorded as a realized gain (loss) in the Statement of Operations.

Risks to a Fund include both market and credit risk. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. Credit risk arises from the possibility that the counterparty will default. If the counterparty defaults, a Fund’s loss will consist of the net amount of contractual payments that the Fund has not yet received.

Futures Contracts. Certain Funds may engage in buying and selling futures contracts. Upon entering into a futures contract, the Fund is required to deposit, in a segregated account, an amount equal to a varying specified percentage of the contract amount. This amount is known as the initial margin. Subsequent payments (variation margins) are made or received by the Fund each day, dependent on the daily fluctuations in the value of the underlying debt security or index.

Futures contracts are reported on a schedule following the Schedule of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are identified in the Schedule of Investments. Cash held by the broker to cover initial margin requirements on open futures contracts and the receivable and/or payable for the daily mark to market for the variation margin are noted in the Statement of Assets and Liabilities. The net change in unrealized appreciation (depreciation) is reported in the Statement of Operations. Realized gains (losses) are reported in the Statement of Operations at the closing or expiration of futures contracts.

Risks of entering into futures contracts include the possibility of loss of securities or cash held as collateral, that there may be an illiquid market where the Fund is unable to close the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Fund’s securities.

Swap Agreements. Certain Funds may invest in swap agreements.

Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying security in the event of a defined credit event, such as payment default or bankruptcy. Under a credit default swap one party acts as a guarantor by receiving the fixed periodic payment in exchange for the commitment to purchase the underlying security at par if the defined credit event occurs. A Fund may enter into credit default swaps in which either it or its counterparty act as the guarantor.

Total return swaps involve a commitment to pay periodic interest payments in exchange for a market-linked return based on a security or a basket of securities representing a variety of securities or a particular index. To the extent the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty.

Variance swaps involve a contract in which two parties agree to exchange cash flows based on the measured variance of a specified underlying security or index during a certain time period. On the trade date, the two parties agree on the strike price of the contract (the reference level against which cash flows are exchanged), as well as the number of units in the transaction and the length of the contract. Like an option contract, the value of a variance swap is influenced by both realized and implied volatility, as well as the passage of time. A Fund may enter into variance swaps to manage volatility risk.

The creditworthiness of firms with which a Fund enters into a swap agreement is monitored by IICO. If a firm’s creditworthiness declines, the value of the agreement would likely decline, potentially resulting in losses. If a default occurs by the counterparty to such a transaction, the Fund will have contractual remedies pursuant to the agreement related to the transaction.

Option Contracts. Options purchased by a Fund are accounted for in the same manner as marketable portfolio securities. The cost of portfolio securities acquired through the exercise of call options is increased by the premium paid to purchase the call. The proceeds from securities sold through the exercise of put options are decreased by the premium paid to purchase the put.

When a Fund writes (sells) an option, an amount equal to the premium received by the Fund is recorded as a liability. The amount of the liability is subsequently adjusted to reflect the current market value of the option written. The current market value of an option is the last sales price on the principal exchange on which the option is traded or, in the absence of transactions, the mean between the bid and asked prices or at a value supplied by a broker-dealer. When an option expires on its stipulated expiration date or a Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the call option was sold) and the liability related to such option is extinguished. When a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether a Fund has realized a gain or loss. For each Fund, when a written put is exercised, the cost basis of the securities purchased by a Fund is reduced by the amount of the premium received.

Investments in options, whether purchased or written, involve certain risks. Writing put options and purchasing call options may increase a Fund’s exposure to the underlying security (or basket of securities). With written options, there may be times when a Fund will be required to purchase or sell securities to meet its obligation under the option contract where the required action is not beneficial to the Fund, due to unfavorable movement of the market price of the underlying security (or basket of securities). Additionally, to the extent a Fund enters into over-the-counter (OTC) option transactions with counterparties, the Fund will be exposed to the risk that counterparties to these OTC transactions will be unable to meet their obligations under the terms of the transaction.

Collateral. The Fund may mitigate counterparty risk through credit support annexes (CSA) included with an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement which is the standard contract governing most derivative transactions between the Fund and each of its counterparties. The CSA allows the Fund to offset with its counterparty certain derivative financial instruments’ payables and/or receivables with collateral, which is generally held by the Fund’s custodian. The amount of collateral moved to/from applicable counterparties is based upon minimum transfer amounts specified in the CSA. To the extent amounts due to the Fund from its counterparties are not fully collateralized contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance. See Note 1 “Segregation and Collateralization” for additional information with respect to collateral practices.

Objectives and Strategies

Ivy Bond Fund. The Fund’s objective in using derivatives during the period was to adjust the overall duration of the portfolio. To achieve this objective, the Fund primarily utilized Treasury futures contracts of varying lengths to either shorten or lengthen, as determined by the Fund’s manager, the duration of the Fund.

Fair values of derivative instruments as of March 31, 2010:

	Asset Derivatives		Liability Derivatives
Type of Derivative	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Interest rate	Variation margin receivable	$42	Variation margin payable	$41

The effect of derivative instruments on the Statement of Operations for the fiscal year ended March 31, 2010:

Type of Derivative	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Interest rate	Net realized gain (loss) on futures contracts/Net change in unrealized appreciation (depreciation) on futures contracts	$618	$(200)

During the fiscal year ended March 31, 2010, the Fund’s average market value outstanding for short futures contracts and long futures contracts was $12,225 and $12,736, respectively.

Ivy Mortgage Securities Fund. The Fund’s objective in using derivatives during the period was to adjust the overall duration of the portfolio. To achieve this objective, the Fund primarily utilized Treasury futures contracts of varying lengths to either shorten or lengthen, as determined by the Fund’s subadvisor, the duration of the Fund.

Fair values of derivative instruments as of March 31, 2010:

	Asset Derivatives		Liability Derivatives
Type of Derivative	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Interest rate	N/A	$0	Variation margin payable	$13

The effect of derivative instruments on the Statement of Operations for the fiscal year ended March 31, 2010:

Type of Derivative	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Interest rate	Net realized gain (loss) on futures contracts/Net change in unrealized appreciation (depreciation) on futures contracts	$285	$502

During the fiscal year ended March 31, 2010, the Fund’s average market value outstanding for short futures contracts was $15,182.

8. SUBSEQUENT EVENT

On April 1, 2010, each series of Ivy Funds was reorganized into a corresponding new series of Ivy Funds, a Delaware statutory trust. These Ivy Funds reorganizations were approved by the shareholders of each series of Ivy Funds at joint shareholder meetings held on January 15, 2009.

REGISTRATION STATEMENT

Ivy Funds

PART C

OTHER INFORMATION

Item 15. Indemnification

Reference is made to Article VII of the Trust Instrument of Ivy Funds (“Registrant” or “Trust”) filed by EDGAR on January 29, 2010, as Exhibit 99.A to Post Effective Amendment No. 65 and to Article VI of the Distribution Agreement, filed by EDGAR on January 29, 2010, as Exhibit 99.E to Post Effective Amendment No. 65, and Section 3817 of the Delaware Statutory Trust Act each of which provide indemnification.

The Registrant undertakes to carry out all of the indemnification provisions of its Declaration of Trust and the above-described contract in accordance with the Investment Company Act Release No. 11330 (September 4, 1980) and successor releases.

Insofar as indemnification for liability arising under the 1933 Act, as amended, may be provided to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 16. Exhibits

(1) Declaration of Trust for Ivy Funds dated November 13, 2008, filed on January 29, 2010, with Post-Effective Amendment No. 65 to the Registration Statement on Form N-1A and incorporated herein by reference.

(2) By-laws for Ivy Funds, dated November 13, 2008 filed on January 29, 2010, with Post-Effective Amendment No. 65 to the Registration Statement on Form N-1A and incorporated herein by reference.

(3)	Not Applicable.

(4)	Form of Plan of Reorganization and Termination (filed herewith as Appendix A to Part A of this Registration Statement).

(5)	Articles IV, V, VI, VII and VIII of the Declaration of Trust and Articles II, VI and VII of the Bylaws each define the rights of shareholders. Incorporated herein by reference as included on Exhibit Item (1) and (2) herein.

(6)(a)	Investment Management Agreement between Ivy Funds and IICO on behalf of each of the Funds in the Trust, as amended February 11, 2010, filed on March 31, 2010 with Post Effective Amendment No. 68 of the Registration Statement on Form N-1A and incorporated herein by reference.

(6)(b)	Sub-Advisory Agreement between Ivy Investment Management Agreement and Advantus Capital Management, Inc. dated January 15, 2010 and filed on March 31, 2010 with Post Effective Amendment No. 68 to the Registration Statement on Form N-1A and incorporated herein by reference.

(7)(a)	Distribution Agreement between Ivy Funds and Ivy Funds Distributor, Inc. filed on January 29, 2010 with Post Effective Amendment No. 65 of the Registration Statement on Form N-1A and incorporated hereby by reference.

(8)	Not applicable.

(9)(a)	Custodian Agreement, as amended, dated March 8, 2010, filed on March 31, 2010 with Post Effective Amendment No. 68 to the Registration Statement on Form N-1A and incorporated herein by reference.

(9)(b)	Rule 17f-5 Delegation Agreement between UMB Bank, n.a. and Ivy Funds dated March 8, 2010, filed on March 31, 2010 with Post Effective Amendment No. 68 to the Registration Statement on Form N-1A and incorporated herein by reference.

(10)(a)	Distribution and Service (Rule 12b-1) Plan for the Registrant dated November 13, 2008, filed on January 29, 2010 with Post-Effective Amendment No. 65 of the Registration Statement Form N-1A and incorporated hereby by reference.

(10)(b)	Plan pursuant to Rule 18F-3 under the Investment Company Act of 1940 dated November 13, 2008, as amended February 11, 2010 filed on March 31, 2010 with Post Effective Amendment No. 68 to the Registration Statement on Form N-1A and incorporated herein by reference.

(11)	Opinion and Consent of Counsel (filed herewith).

(12)	Opinion of Counsel Supporting Tax Matters (to be filed in a subsequent filing).

(13)	Accounting and Administrative Services Agreement between Ivy Funds and Waddell & Reed Services Company as amended February 11, 2010, filed on March 31, 2010 with Post Effective Amendment No. 68 to the Registration Statement on Form N-1A and incorporated herein by reference.

(14)	Consent of Deloitte & Touche LLP, Independent Registered Public Accounting Firm (to be filed in a subsequent filing).

(15)	Not applicable

(16)	Power of Attorney appointing Henry J. Herrmann, Kristen A. Richards and Daniel C. Schulte as attorneys and agents of Ivy Funds and incorporated herein by reference.

(17)(a)	Code of Ethics, filed on July 27, 2010, with Post-Effective Amendment No. 69 to the Registration Statement on Form N-1A and incorporated herein by reference

(17)(b)	Code of Ethics pursuant to the Sarbanes-Oxley Act of 2002, filed on October 31, 2003, with Post-Effective Amendment No. 5 to the Registration Statement on Form N-1A and incorporated herein by reference.

(17)(c)	Prospectus for the Acquiring Fund and the Acquired Fund dated July 27, 2010 filed with Post Effective Amendment No. 69 to the Statement Registration on Form N-1A and incorporated herein by reference.

(17)(d)	Statement of Additional Information for the Acquiring Fund and the Acquired Fund dated July 27, 2010, with Post Effective Amendment No. 69 to the Statement Registration on Form N-1A and incorporated herein by reference.

(17)(e)	Annual Report for the Acquiring Fund and the Acquired Fund dated March 31, 2010, filed on Form N-CSR on June 4, 2010, and incorporated herein by reference.

Item 17. Undertakings

(1)	The undersigned Registrant agrees that before any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)	The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the initial bona fide offering of them.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and/or the Investment Company Act of 1940, Registration Statement has been signed on its behalf of the Registrant by the undersigned, thereunto duly authorized, in the City of Overland Park, and State of Kansas, on the 11th day of August, 2010.

IVY FUNDS a Delaware statutory trust (Registrant) By: /s/ Henry J. Herrmann Henry J. Herrmann, President

Pursuant to the requirements of the Securities Act of 1933, and/or the Investment Company Act of 1940, this Registration Statement has been signed below by the following persons in the capacities on the 11th day of August, 2010.

Signatures	Title

/s/ Joseph Harroz, Jr.	Chairman and Trustee
Joseph Harroz, Jr.

/s/ Henry J. Herrmann	President and Trustee
Henry J. Herrmann

/s/ Joseph W. Kauten	Vice President, Treasurer, Principal Financial Officer and Principal Accounting Officer
Joseph W. Kauten

/s/ Jarold W. Boettcher	Trustee
Jarold W. Boettcher

/s/ James D. Gressett	Trustee
James D. Gressett

/s/ Glendon E. Johnson, Jr.	Trustee
Glendon E. Johnson, Jr.

/s/ Eleanor B. Schwartz	Trustee
Eleanor B. Schwartz

/s/ Michael G. Smith	Trustee
Michael G. Smith

/s/ Edward M. Tighe	Trustee
Edward M. Tighe

By: /s/ Kristen A. Richards
Kristen A. Richards
Attorney-in-Fact

ATTEST: /s/ Mara Herrington
Mara Herrington
Secretary

IVY MORTGAGE SECURITIES FUND

FOUR WAYS TO VOTE YOUR PROXY

The accompanying proxy statement discusses important matters affecting Ivy Mortgage Securities Fund. Please take time to read the proxy statement, then cast your vote. There are four easy ways to vote. Choose the method that’s most convenient for you.

1.	Vote on the Internet. Visit the website – www.proxyvote.com and enter the ballot control number in the box next to the arrow on the proxy card. Then follow the voting instructions that will appear.

2.	Vote by telephone. Call our dedicated voting number – 1-800-690-6903. This is a toll free call and the voting site is open 24 hours a day, 7 days a week. Enter the ballot control number in the box next to the arrow on the proxy card. Follow the voice prompts to record your vote.

3.	Vote by live telephone. Call our dedicated proxy voting toll-free number 1-866-450-8470 and speak directly to a representative. This service is available Monday through Friday 9:30 a.m. to 9:00 p.m., Saturday 10:00 a.m. - 6:00 p.m. Eastern time.

4.	Vote by mail. Simply fill out the proxy card and return it in the enclosed postage-paid reply envelope. NOTE: Please do not return your proxy cards if you vote by phone or Internet.

The Invest Ed Plan, a Section 529 college savings plan, invests in Class E Shares. Please note that the Arizona Commission for Postsecondary Education is responsible for casting votes for Class E Shares. See the Voting Information in the Proxy Statement for further explanation.

Remember - your vote matters.

Please vote today!

IVY-CR

PROXY TABULATOR
P.O. BOX 9112	IMPORTANT: ELECTRONIC VOTING OPTIONS AVAILABLE
FARMINGDALE, NY 11735	Fast, convenient, easy and available 24 hours a day!
Vote by Phone: Call toll-free 1-888-690-6903. Follow the recorded instructions.
Vote on the Internet: Log on to www.proxyvote.com. Follow the on-screen instructions.
Vote by Mail: Check the appropriate box on the reverse side of this card, sign and date this card and return in the envelope provided.
Vote by Live Telephone: Call 1-866-450-8470 to speak directly to a representative

IF YOU VOTE BY TELEPHONE OR INTERNET, DO NOT MAIL YOUR CARD.

SPECIAL MEETING OF THE SHAREHOLDERS
IVY MORTGAGE SECURITIES FUND	November 23, 2010

THIS PROXY IS BEING SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES OF

IVY MORTGAGE SECURITES FUND

The undersigned, having received Notice of the November 23, 2010 Special Meeting of Shareholders of Ivy Mortgage Securities Fund and the related Proxy Statement, hereby appoints Kristen A. Richards and Daniel C. Schulte as proxies, each with full power of substitution and revocation, to represent the undersigned and to vote all shares of the Fund that the undersigned is entitled to vote at the Special Meeting of Shareholders of the Fund to be held at 6300 Lamar Avenue, Overland Park, Kansas on November 23, 2010 at 4:00 p.m. Central Time, and any adjournments or postponements thereof. The undersigned hereby revokes any and all proxies with respect to such shares previously given by me. This instruction may be revoked at any time prior to its exercise at the Special Meeting by execution of a subsequent proxy card, by written notice to the Secretary of the Funds or by voting in person at the Special Meeting.

Dated: , 2009

PLEASE INDICATE VOTE ON OPPOSITE SIDE OF CARD.

Signature(s) of Shareholder(s)	(Please Sign in Box)
Please sign name or names as appearing on proxy and return promptly in the enclosed postage-paid envelope. If signing as a representative, please include capacity.

Please fill in box as shown using black or blue ink or number 2 pencil. ☒ PLEASE DO NOT USE FINE POINT PENS.

THE BOARD OF TRUSTEES OF IVY MORTGAGE SECURITIES FUND

RECOMMEND A VOTE “FOR” THE PROPOSAL.

THIS PROXY WILL BE VOTED IN ACCORDANCE WITH YOUR SPECIFICATIONS.

IF NO SPECIFICATION IS MADE, THIS PROXY WILL BE VOTED IN FAVOR OF THE PROPOSALS.

	FOR	AGAINST	ABSTAIN
2. To approve a reorganization Ivy Mortgage Securities Fund that would transfer all of the assets and liabilities of Ivy Mortgage Securities Fund to Ivy Bond Fund in exchange for shares of Ivy Bond Fund and the distribution of shares to the shareholders of Ivy Mortgage Securities Fund in complete liquidation of the Ivy Mortgage Securities Fund.	☐	☐	☐

YOUR VOTE IS IMPORTANT NO MATTER HOW MANY SHARES YOU OWN.

PLEASE SIGN AND DATE THIS PROXY CARD ON THE REVERSE SIDE AND

RETURN IT PROMPTLY IN THE ENCLOSED ENVELOPE.